UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 63.0%
Federal Farm Credit Banks
(1M ICE LIBOR + 1.500%) 2.119%, 10/03/18 •	$3,000	$3,000,029
2.140%, 10/15/18	3,000	2,997,725
2.190%, 11/19/18	3,500	3,490,472
2.190%, 11/26/18	3,000	2,990,200
Federal Home Loan Banks
2.140%, 10/17/18	3,000	2,997,333
2.140%, 10/24/18	1,000	998,742
2.140%, 10/29/18	5,000	4,992,261
2.190%, 11/14/18	4,000	3,989,953
Federal Home Loan Mortgage Corp.
2.140%, 10/18/18	3,000	2,997,252
2.140%, 10/31/18	8,000	7,987,033
2.180%, 11/05/18	2,000	1,996,115
Federal National Mortgage Association
2.140%, 10/05/18	2,000	1,999,576
2.140%, 10/09/18	6,000	5,997,373
2.220%, 12/07/18	4,000	3,984,292
2.220%, 12/14/18	3,000	2,986,958
Tennessee Valley Authority 1.750%, 10/15/18	2,000	1,999,830

Total AGENCY OBLIGATION (Cost $55,405,144)		55,405,144

U.S. TREASURY OBLIGATIONS — 30.1%
U.S. Treasury Bills
2.080%, 10/11/18	5,000	4,997,283
2.110%, 10/25/18	7,000	6,990,881
2.170%, 12/06/18	2,500	2,490,296
2.270%, 01/31/19	5,000	4,962,282
U.S. Treasury Note
0.750%, 10/31/18	2,000	1,997,900
1.250%, 10/31/18	5,000	4,996,702

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,435,344)		26,435,344

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.9%
Goldman Sachs Financial Square Funds - Government Fund (Cost $5,230,411)	5,230,411	5,230,411

TOTAL INVESTMENTS — 99.0% (Cost $87,070,899)		$87,070,899

Other Assets & Liabilities — 1.0%		836,356

TOTAL NET ASSETS — 100.0%		$87,907,255

†	See Security Valuation Note.
•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$26,435,344	$—	$26,435,344	$—
AGENCY OBLIGATION	55,405,144	—	55,405,144	—
SHORT-TERM INVESTMENTS	5,230,411	5,230,411	—	—

TOTAL INVESTMENTS	$87,070,899	$5,230,411	$81,840,488	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 15.7%
Apidos CLO XVIII 2014 (3 M ICE LIBOR + 3.250%) 5.597%, 07/22/26 144A @,•	$1,000	$999,981
Assurant CLO II Ltd. 2018-1A (3 M ICE LIBOR + 1.040%) 3.388%, 04/20/31 144A @,•	1,800	1,786,495
Barings CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.700%) 4.033%, 07/18/29 144A @,•	1,500	1,501,765
Benefit Street Partners CLO VIII Ltd. 2015-8A (3 M ICE LIBOR + 1.100%) 3.448%, 01/20/31 144A @,•	2,500	2,494,995
BlueMountain CLO Ltd. 2015-1 (3 M ICE LIBOR + 1.330%) 3.667%, 04/13/27 144A @,•	1,400	1,403,112
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 3.163%, 02/01/22 144A @,•	556	554,537
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	733	727,054
Crestline Denali CLO XVI Ltd. 2018-1A (3 M ICE LIBOR + 1.120%) 3.468%, 01/20/30 144A @,•	3,000	2,988,927
DB Master Finance LLC 2015-1A 3.980%, 02/20/45 144A @	1,930	1,930,270
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	654	650,175
Honda Auto Receivables Owner Trust 2015-3 1.560%, 10/18/21	1,761	1,758,023
Limerock CLO III LLC 2014-3A (3 M ICE LIBOR + 1.200%) 3.548%, 10/20/26 144A @,•	1,695	1,695,180
Mariner CLO LLC 2018-6A (3 M ICE LIBOR + 1.680%) 4.040%, 07/28/31 144A @,•	2,000	1,999,780
Mercedes-Benz Auto Lease Trust 2016-B 1.350%, 08/15/19	1,072	1,069,979
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 3.858%, 11/15/30 144A @,•	1,500	1,560,243
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 3.043%, 08/01/24 144A @,•	419	418,606
SLM Student Loan Trust 2005-10 (3 M ICE LIBOR + 0.270%) 2.605%, 10/26/26 •	2,438	2,312,646
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 4.108%, 08/16/32 144A @,•	2,405	2,487,294
Sound Point CLO V-R Ltd. 2014-1RA (3 M ICE LIBOR + 1.750%) 4.083%, 07/18/31 144A @,•	2,000	1,999,794

	Par (000)	Value†

Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 3.488%, 10/20/26 144A @,•	$2,500	$2,500,260
Steele Creek CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.600%) 3.939%, 01/15/30 144A @,•	2,081	2,081,217
Tesla Auto Lease Trust 2018-A 2.970%, 04/20/20 144A @	500	497,515
TRESTLES CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.290%) 3.625%, 07/25/29 144A @,•	1,250	1,251,408
Verizon Owner Trust 2017-3 2017 2.380%, 04/20/22 144A @	1,000	981,581
Wellfleet CLO 2017-1 Ltd. 2017 (3 M ICE LIBOR + 1.320%) 3.668%, 04/20/29 144A @,•	1,250	1,251,036
TOTAL ASSET BACKED SECURITIES (Cost $38,942,558)		38,901,873

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.5%
BHMS Series 2018-ATLS Class B (1 M LIBOR + 1.500%) 3.658%, 07/15/35 144A @,•	2,000	2,000,189
Citigroup Commercial Mortgage Trust Series 2018-TBR Class D (1 M LIBOR + 1.800%) 3.958%, 12/15/36 144A @,•	1,000	1,003,750
COMM Mortgage Trust Series 2014-UBS4 Class XA 1.337%, 08/10/47 •	47,158	2,152,622
FHLMC Multifamily Structured Pass-Through Certificates•
1.772%, 03/25/22 Series K019 Class X1	27,104	1,264,829
3.065%, 08/25/25 Series KC02 Class X1	14,500	2,392,968
FREMF Mortgage Trust Series 2010-K7 Class B 5.686%, 04/25/20 144A @,•	1,200	1,234,712
FREMF Mortgage Trust144A @
3.885%, 02/25/45 Series 2012-K708 Class C •	2,000	2,000,526
3.693%, 08/01/45 Series 2012-K711 Class B •	2,000	2,002,443
3.263%, 04/01/46 Series 2013-K713 Class B •	1,765	1,759,577
5.542%, 12/25/46 Series 2010-K6 Class B •	3,000	3,070,311
3.981%, 01/01/47 Series 2014-K714 Class B •	1,500	1,511,562
5.354%, 02/25/47 Series 2011-K14 Class B •	1,050	1,094,325
3.941%, 06/25/47 Series 2012-K710 Class B •	2,110	2,114,138
4.081%, 08/01/47 Series 2014-K716 Class B •	2,550	2,572,033
4.565%, 12/01/48 Series 2011-K11 Class B •	1,500	1,530,576

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Government National Mortgage Association Series 2011-92 Class B 3.200%, 11/16/44	$44	$43,911
GS Mortgage Securities Corp Trust Series 2018-HULA Class B (1 M LIBOR + 1.250%) 3.320%, 07/15/25 144A @,•	2,000	2,003,143
GS Mortgage Securities Trust Series 2010-C1 5.148%, 08/10/43 144A @	2,000	2,034,308
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class C (1 M LIBOR + 1.360%) 3.518%, 06/15/35 144A @,•	2,000	2,003,754
WFRBS Commercial Mortgage Trust Series 2012-C7 Class XA 1.568%, 06/15/45 144A @,•	50,175	1,968,707

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $37,245,671)		35,758,384

CORPORATE BONDS — 54.5%
Advertising — 0.6%
The Interpublic Group of Cos., Inc. 3.500%, 10/01/20	1,500	1,500,134

Aerospace & Defense — 0.4%
United Technologies Corp. 3.350%, 08/16/21	1,000	998,599

Agriculture — 0.4%
Cargill, Inc. 3.050%, 04/19/21 144A @	1,000	992,851

Airlines — 7.8%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	1,035	1,057,076
American Airlines Pass Through Trust 2013-2 Class B 5.600%, 01/15/22 144A @	1,768	1,799,296
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/21 144A @	1,058	1,071,089
Continental Airlines Pass Through Trust
6.545%, 08/02/20 1999-1 Class A	255	258,388
7.256%, 09/15/21 1999-2	965	987,663
6.250%, 10/11/21 2012-1 Class B	1,258	1,288,945
7.707%, 10/02/22 2000-2	219	231,456
Delta Air Lines Pass Through Trust
6.875%, 05/07/19 2012-1 Class B 144A @	1,469	1,502,020
8.021%, 02/10/24 2007-1 Class B	896	984,850
Delta Air Lines, Inc. 2.875%, 03/13/20	2,000	1,983,819
3.400%, 04/19/21	1,000	993,838

	Par (000)	Value†

Airlines — (continued)
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	$2,337	$2,421,601
U.S. Airways Pass Through Trust 8.000%, 04/01/21 2012-1 Class B	2,002	2,087,388
6.750%, 12/03/22 2012-2 Class B	2,424	2,555,833

		19,223,262

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 3.258%, 04/09/21 •	1,000	1,003,820

Banks — 3.5%
Bank of Montreal 3.100%, 07/13/20	1,500	1,501,190
Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,492,460
CIT Group, Inc. 4.125%, 03/09/21	1,000	1,000,000
Citibank N.A. 3.400%, 07/23/21	1,500	1,499,755
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,501,171
Wells Fargo Bank N.A. (3 M ICE LIBOR + 0.490%) 3.325%, 07/23/21 •	1,500	1,498,248

		8,492,824

Beverages — 1.4%
Constellation Brands, Inc. 2.250%, 11/06/20	2,000	1,954,198
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 144A @	1,500	1,497,279

		3,451,477

Biotechnology — 0.6%
Celgene Corp. 2.875%, 02/19/21	1,500	1,482,814

Building Materials — 0.6%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 2.971%, 03/01/21 •	1,500	1,505,528

Chemicals — 1.8%
CF Industries, Inc. 7.125%, 05/01/20	1,000	1,055,000
Huntsman International LLC 4.875%, 11/15/20	1,500	1,526,250
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	500	500,490
Methanex Corp. 3.250%, 12/15/19	1,453	1,447,337

		4,529,077

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 2.8%
Ally Financial, Inc. 3.250%, 11/05/18	$1,000	$999,600
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%) 3.399%, 05/02/21 144A @,•	2,000	2,013,200
GE Capital International Funding Co. 2.342%, 11/15/20	2,000	1,954,232
USAA Capital Corp. 3.000%, 07/01/20 144A @	2,000	1,991,603

		6,958,635

Electric — 1.6%
Fortive Corp. 1.800%, 06/15/19	174	172,341
Mississippi Power Co. (3 M ICE LIBOR + 0.650%) 3.064%, 03/27/20 •	1,500	1,500,180
San Diego Gas & Electric Co. 1.914%, 02/01/22	803	782,914
Sempra Energy (3 M ICE LIBOR + 0.500%) 2.839%, 01/15/21 •	1,500	1,500,380

		3,955,815

Entertainment — 1.3%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	1,000	1,018,910
International Game Technology 7.500%, 06/15/19	700	721,000
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	1,500	1,474,966

		3,214,876

Food — 2.6%
Campbell Soup Co. 3.300%, 03/15/21	2,000	1,980,959
General Mills, Inc. 3.200%, 04/16/21	1,000	993,518
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	1,500	1,478,670
Smithfield Foods, Inc. 2.700%, 01/31/20 144A @	2,000	1,969,167

		6,422,314

Healthcare Products — 1.2%
Stryker Corp. 2.000%, 03/08/19	1,000	997,083
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 3.089%, 03/19/21 •	2,000	2,001,852

		2,998,935

Healthcare Services — 3.0%
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	1,969,640
Halfmoon Parent, Inc. 3.200%, 09/17/20 144A @	2,500	2,490,825

	Par (000)	Value†

Healthcare Services — (continued)
Humana, Inc. 2.500%, 12/15/20	$1,000	$981,565
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	1,995,042

		7,437,072

Home Builders — 0.4%
Lennar Corp. 2.950%, 11/29/20	1,000	976,250

Housewares — 1.7%
DR Horton, Inc. 2.550%, 12/01/20	2,000	1,959,060
Newell Brands, Inc. 5.000%, 11/15/23	2,250	2,275,227

		4,234,287

Internet — 1.3%
Tencent Holdings Ltd.144A @
2.875%, 02/11/20	1,750	1,737,679
(3 M ICE LIBOR + 0.610%) 2.947%, 01/19/23 •	1,500	1,494,874

		3,232,553

Machinery - Diversified — 3.7%
ABB Finance USA, Inc. 2.800%, 04/03/20	1,500	1,493,152
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,498,234
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 2.574%, 03/12/21 •	2,000	2,002,970
Stanley Black & Decker, Inc.
1.622%, 11/17/18	2,000	1,996,860
2.451%, 11/17/18	1,000	999,550
Wabtec Corp. (3 M ICE LIBOR + 1.050%) 3.382%, 09/15/21 •	1,000	1,002,039

		8,992,805

Media — 0.8%
Warner Media LLC 4.700%, 01/15/21	2,000	2,053,956

Mining — 0.7%
Teck Resources Ltd. 8.500%, 06/01/24 144A @	1,500	1,642,500

Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,482,394

Oil & Gas — 2.0%
EOG Resources, Inc. 2.450%, 04/01/20	2,000	1,980,860
EQT Corp. 2.500%, 10/01/20	1,000	976,121

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Phillips 66 (3 M ICE LIBOR + 0.600%) 2.911%, 02/26/21 •	$2,000	$2,002,472

		4,959,453

Oil & Gas Services — 0.8%
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	1,999,081

Packaging and Containers — 0.8%
Greif, Inc. 7.750%, 08/01/19	1,000	1,033,000
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	969	971,531

		2,004,531

Pharmaceuticals — 3.4%
Bayer US Finance II LLC 3.500%, 06/25/21 144A @	2,000	1,995,359
CVS Health Corp. (3 M ICE LIBOR + 0.630%) 2.957%, 03/09/20 •	2,000	2,010,297
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,000	1,978,616
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	1,000	983,738
Zoetis, Inc. 3.250%, 08/20/21	1,500	1,498,231

		8,466,241

Pipelines — 2.3%
Energy Transfer Equity LP 7.500%, 10/15/20	1,500	1,605,000
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	2,000	2,044,971
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A @	2,000	2,014,500

		5,664,471

Retail — 3.0%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/22 144A @	1,000	961,248
Family Dollar Stores, Inc. 5.000%, 02/01/21	1,500	1,539,375
Penske Automotive Group, Inc. 3.750%, 08/15/20	1,500	1,488,750
QVC, Inc. 3.125%, 04/01/19	1,500	1,500,040
Walmart, Inc. 3.125%, 06/23/21	2,000	2,004,012

		7,493,425

Semiconductors — 0.4%
Analog Devices, Inc. 2.850%, 03/12/20	1,000	993,718

	Par (000)	Value†

Software — 1.8%
Activision Blizzard, Inc. 2.300%, 09/15/21	$1,000	$970,613
CDK Global, Inc. 3.800%, 10/15/19	1,500	1,500,750
VMware, Inc. 2.300%, 08/21/20	2,000	1,960,617

		4,431,980

Telecommunications — 0.8%
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	556	559,447
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,500	1,494,375

		2,053,822

TOTAL CORPORATE BONDS (Cost $135,522,002)		134,849,500

MUNICIPAL BONDS — 2.3%
New York City, New York, Build America Bonds Fiscal 2010 Series H 6.246%, 06/01/35	1,510	1,573,888
State of California, Los Angeles Department of Water & Power, Power System Revenue 6.166%, 07/01/40	2,000	2,092,020
University of Texas System, Build America Bond, Series B 6.276%, 08/15/41	2,000	2,054,060
Total MUNICIPAL BONDS (Cost $5,797,219)		5,719,968

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.0%
Fannie Mae Pool — 0.0%
Fannie Mae Pool 4.000%, 06/01/20 (Cost $26,345)	26	26,826

U.S. TREASURY OBLIGATION — 9.0%
U.S. Treasury Inflation Indexed Bonds
1.375%, 01/15/20	2,331	2,347,260
0.125%, 04/15/20	2,690	2,655,140
0.125%, 04/15/21	2,658	2,603,271
0.375%, 07/15/27	4,893	4,674,774
U.S. Treasury Note 1.250%, 12/15/18	500	499,033
1.375%, 12/31/18	1,250	1,247,348
1.250%, 01/31/19	1,000	996,464
0.875%, 04/15/19	1,200	1,190,062
1.625%, 04/30/19	1,225	1,219,162
1.625%, 07/31/19	1,750	1,736,123
1.625%, 12/31/19	3,200	3,157,250

Total U.S. TREASURY OBLIGATION (Cost $22,718,364)		22,325,887

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,041,396)	8,041,396	$8,041,396

TOTAL INVESTMENTS — 99.3% (Cost $248,293,555)		$245,623,834

Other Assets & Liabilities — 0.7%		1,844,648

TOTAL NET ASSETS — 100.0%		$247,468,482

†	See Security Valuation Note.
144A @

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CLO	— Collateralized Loan Obligation.
LLC	— Limited Liability Company.
LP	— Limited Partnership.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 09/30/2018 ††

United States	82%
Cayman Islands	10
Canada	3
Ireland	2
Cote D’Ivoire (Ivory Coast)	1
Japan	1
Slovenia	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATION	$22,325,887	$—	$22,325,887	$—
ASSET BACKED SECURITIES	38,901,873	—	38,901,873	—
COMMERCIAL MORTGAGE BACKED SECURITIES	35,758,384	—	35,758,384	—
CORPORATE BONDS	134,849,500	—	134,849,500	—
MUNICIPAL BONDS	5,719,968	—	5,719,968	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	26,826	—	26,826	—
SHORT-TERM INVESTMENTS	8,041,396	8,041,396	—	—

TOTAL INVESTMENTS	$245,623,834	$8,041,396	$237,582,438	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$299,219	$299,219	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$299,219	$299,219	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(414,842)	$(414,842)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(414,842)	$(414,842)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Sell/Short	US Treasury Note	12/31/2018	(200)	1,000	120	(24,056,000)	$299,219	$—
Buy/Long	US Treasury Note	12/31/2018	580	2,000	106	122,588,800	—	(368,436)
Buy/Long	US Treasury Ultra Bond	12/31/2018	20	1,000	128	2,566,400	—	(46,406)

							$299,219	$(414,842)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 11.1%
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 3.163%, 02/01/22 144A @,•	$1,112	$1,109,073
Cole Park CLO Ltd. 2015-1A 3.130%, 10/20/28 144A @	2,993	2,890,819
Fortress Credit BSL III Ltd. 2015 -1A (3 M ICE LIBOR + 1.730%) 4.063%, 04/18/31 144A @,•	3,000	2,977,428
KeyCorp Student Loan Trust 2006-A (3 M ICE LIBOR + 0.310%) 2.691%, 09/27/35 •	706	706,122
Mountain View CLO LLC 2017-2A (3 M ICE LIBOR + 1.210%) 3.549%, 01/16/31 144A @,•	3,500	3,499,955
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 3.858%, 11/15/30 144A @,•	3,000	3,120,487
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 3.043%, 08/01/24 144A @,•	811	810,858
SLM Student Loan Trust•
(3 M ICE LIBOR + 0.270%) 2.605%, 10/26/26 2005-10	5,000	4,742,916
(1 M ICE LIBOR + 1.000%) 3.216%, 04/27/43 2012-6	4,860	4,660,625
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 4.108%, 08/16/32 144A @,•	5,000	5,171,089
Sound Point CLO V-R Ltd. 2014-1RA (3 M ICE LIBOR + 1.750%) 4.083%, 07/18/31 144A @,•	6,000	5,999,382
Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 3.488%, 10/20/26 144A @,•	5,000	5,000,520
Steele Creek CLO Ltd. 2016-1A (3 M ICE LIBOR + 1.650%) 3.984%, 06/15/31 144A @,•	3,250	3,249,964
Trinitas CLO IV Ltd. 2016-4A 4.548%, 10/18/31 144A @	4,300	4,269,281

TOTAL ASSET BACKED SECURITIES (Cost $48,264,190)		48,208,519

COMMERCIAL MORTGAGE BACKED SECURITIES — 20.0%
CFCRE Commercial Mortgage Trust Series 2011-C1 4.961%, 04/15/44 144A @,•	754	779,516
FHLMC Multifamily Structured Pass-Through Certificates Series K019 Class X1 1.772%, 03/25/22 •	48,897	2,281,857
FHLMC Multifamily Structured Pass-Through Certificates
3.062%, 12/25/24 Series K043 Class A2	3,000	2,957,389
2.525%, 05/25/26 Series K056 Class A2	5,000	4,698,154
2.653%, 08/25/26 Series K058 Class A2	5,000	4,722,160
3.347%, 11/25/26 Series K061 Class A2 •	4,750	4,699,494

	Par (000)	Value†

Freddie Mac REMICS
3.500%, 09/15/43 Series 4640 Class LG	$5,899	$5,661,370
5.000%, 11/15/45 Series 4800 Class KB	5,822	6,105,777
FREMF Mortgage Trust144A @
4.489%, 12/25/44 Series 2012-K17 Class B •	4,000	4,104,550
4.169%, 05/25/45 Series 2012-K19 Class C •	4,500	4,492,593
3.693%, 08/25/45 Series 2012-K711 Class C •	6,000	5,994,767
3.782%, 10/25/45 Series 2012-K23 Class C •	5,000	4,953,329
5.542%, 12/25/46 Series 2010-K6 Class B •	7,795	7,977,691
4.005%, 01/25/47 Series 2012-K707 Class B •	8,272	8,264,335
3.941%, 06/25/47 Series 2012-K710 Class B •	5,175	5,185,149
3.089%, 10/25/47 Series 2014-K503 Class B •	5,000	4,987,588
3.762%, 08/01/48 Series 2015-K48 Class B •	5,000	4,805,131
4.565%, 12/25/48 Series 2011-K11 Class B •	3,000	3,061,153
Government National Mortgage Association Series 2011-77 Class D 5.216%, 10/16/45 •	1,331	1,377,676

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $88,839,982)		87,109,679

CORPORATE BONDS — 50.5%
Aerospace & Defense — 1.4%
General Dynamics Corp. 3.500%, 05/15/25	3,000	2,995,773
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	2,968,099

		5,963,872

Agriculture — 0.7%
Cargill, Inc. 3.250%, 03/01/23 144A @	3,000	2,959,160

Airlines — 6.6%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	3,782	3,862,802
American Airlines Pass Through Trust 2013-2 Class B 5.600%, 07/15/20 144A @	3,158	3,213,029
Continental Airlines Pass Through Trust
6.250%, 10/11/21 2012-1 Class B	999	1,023,574
5.500%, 04/29/22 2012-2 Class B	1,771	1,806,799
Delta Air Lines Pass Through Trust
6.821%, 02/10/24 2007-1 Class A	3,236	3,546,339
8.021%, 02/10/24 2007-1 Class B	2,329	2,558,313
4.250%, 01/30/25 2015-1 Class B	2,418	2,412,721

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
Delta Air Lines, Inc. 3.800%, 04/19/23	$2,000	$1,964,449
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	3,448	3,573,410
United Airlines Pass Through Trust
4.750%, 10/11/23 2014-1 Class B	2,109	2,114,382
3.100%, 01/07/30 2016-1 Class AA	2,842	2,698,019

		28,773,837

Auto Manufacturers — 0.9%
BMW US Capital LLC 3.450%, 04/12/23 144A @	4,000	3,964,006

Banks — 5.9%
BAC Capital Trust XIII (3 M ICE LIBOR + 0.400%) 4.000%, 06/15/49 •	3,896	3,292,120
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.300%) 6.000%, 02/01/67 •	4,710	4,892,512
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 3.136%, 07/01/28 •	2,640	2,428,800
NTC Capital I (3 M ICE LIBOR + 0.520%) 2.859%, 01/15/27 •	5,595	5,231,325
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.891%, 06/01/28 •	2,000	1,871,045
State Street Corp. (3 M ICE LIBOR + 0.560%) 2.874%, 05/15/28 •	2,000	1,880,000
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.500%, 10/15/66 •	4,000	3,575,000
Wachovia Capital Trust III (3 M ICE LIBOR + 0.930%) 5.570%, 03/15/67 •	2,510	2,486,155

		25,656,957

Biotechnology — 1.1%
Amgen, Inc.
2.700%, 05/01/22	3,000	2,917,842
2.650%, 05/11/22	2,000	1,942,366

		4,860,208

Building Materials — 1.5%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,017,888
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,573,844

		6,591,732

Chemicals — 1.2%
Methanex Corp.
3.250%, 12/15/19	3,159	3,146,688
5.650%, 12/01/44	2,000	1,926,255

		5,072,943

	Par (000)	Value†

Commercial Services — 1.3%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	$2,000	$2,006,372
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	993,772
IHS Markit Ltd. 5.000%, 11/01/22 144A @	2,500	2,574,000

		5,574,144

Computers — 0.7%
Dell International LLC 5.450%, 06/15/23 144A @	3,000	3,154,905

Diversified Financial Services — 1.7%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,003,699
General Electric Capital Corp. 7.500%, 08/21/35	2,263	2,866,666
Raymond James Financial, Inc. 3.625%, 09/15/26	2,500	2,390,529

		7,260,894

Electric — 2.4%
ComEd Financing III 6.350%, 03/15/33	3,355	3,547,309
Dominion Energy, Inc. 4.250%, 06/01/28	3,000	3,009,732
FirstEnergy Corp. 3.900%, 07/15/27	4,000	3,891,037

		10,448,078

Food — 3.2%
General Mills, Inc.
4.000%, 04/17/25	1,000	989,785
4.550%, 04/17/38	2,000	1,917,219
JM Smucker Co. 3.375%, 12/15/27	2,000	1,853,492
Kellogg Co. 2.650%, 12/01/23	3,000	2,852,598
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,647,511
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	2,900,142

		14,160,747

Forest Products & Paper — 0.6%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,465,880

Gas — 0.5%
The Brooklyn Union Gas Co. 3.407%, 03/10/26 144A @	2,500	2,427,327

Healthcare Products — 1.2%
Becton Dickinson and Co. 3.700%, 06/06/27	3,000	2,868,711

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	$1,000	$1,015,139
(3 M ICE LIBOR + 0.750%) 3.089%, 03/19/21 •	1,500	1,501,389

		5,385,239

Healthcare Services — 0.5%
HCA Healthcare, Inc. 6.250%, 02/15/21	2,000	2,085,000

Home Builders — 0.2%
Lennar Corp. 2.950%, 11/29/20	1,000	976,250

Housewares — 1.2%
Newell Brands, Inc. 5.000%, 11/15/23	3,517	3,556,433
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	1,902,216

		5,458,649

Internet — 0.9%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	932,094
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	3,000	2,978,878

		3,910,972

Lodging — 0.8%
Marriott International, Inc. 4.500%, 10/01/34	3,500	3,456,437

Media — 1.0%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,050,230
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,182,866

		4,233,096

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	1,000	996,257

Oil & Gas — 0.8%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,013,938
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,415,020

		3,428,958

Pharmaceuticals — 2.6%
AbbVie, Inc. 2.300%, 05/14/21	3,000	2,919,897
CVS Health Corp. 4.100%, 03/25/25	2,000	1,994,645
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,149,522
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,024,576

	Par (000)	Value†

Pharmaceuticals — (continued)
Zoetis, Inc. 4.500%, 11/13/25	$3,000	$3,098,014

		11,186,654

Pipelines — 3.4%
Energy Transfer Equity LP 7.500%, 10/15/20	3,000	3,210,000
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	2,116,224
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	4,000	4,089,943
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	2,500	2,546,875
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76 •	3,000	3,063,750

		15,026,792

Real Estate Investment Trusts — 1.9%
American Tower Corp. 4.700%, 03/15/22	2,500	2,581,847
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,673,873
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	2,977,500

		8,233,220

Retail — 1.3%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 144A @	3,000	2,821,955
Starbucks Corp. 3.100%, 03/01/23	3,000	2,954,876

		5,776,831

Software — 1.5%
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,501,750
VMware, Inc. 2.950%, 08/21/22	3,000	2,887,643

		6,389,393

Telecommunications — 2.5%
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	3,918,200
Nokia OYJ
4.375%, 06/12/27	1,325	1,275,313
6.625%, 05/15/39	2,000	2,155,000
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	1,298	1,306,048
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	2,250	2,241,562

		10,896,123

Transportation — 0.8%
BNSF Railway Co. Pass Through Trust 2015-1 3.442%, 06/16/28 144A @	2,661	2,556,947

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — (continued)
Federal Express Corp. Pass Through Trust 1999 7.650%, 07/15/24	$856	$918,514

		3,475,461

TOTAL CORPORATE BONDS (Cost $223,449,852)		220,250,022

MUNICIPAL BONDS — 5.4%
Florida Governmental Utility Authority, Lindrick Utility System, Build America Bonds 7.630%, 10/01/30	2,250	2,406,285
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	3,755	3,958,108
Pennsylvania Economic Development Financing Authority, UPMC Revenue Bonds 4.000%, 11/15/42	3,390	3,379,457
State of California, Los Angeles Department of Water & Power, Power System Revenue 6.166%, 07/01/40	5,000	5,230,050
State of Texas, Public Finance Authority 3.952%, 10/01/37	3,500	3,454,465
University of Texas System, Build America Bond, Series B 6.276%, 08/15/41	5,020	5,155,691

Total MUNICIPAL BONDS (Cost $23,958,372)		23,584,056

RESIDENTIAL MORTGAGE BACKED SECURITIES — 7.9%
Fannie Mae Pool — 7.5%
2.500%, 01/01/43	2,367	2,202,089
2.500%, 02/01/43	6,814	6,340,182
2.500%, 05/01/43	9,424	8,767,414
3.500%, 09/01/43	1,139	1,128,396
3.000%, 11/01/48	15,000	14,337,378

		32,775,459

Freddie Mac Gold Pool — 0.4%
3.500%, 01/01/41	1,515	1,502,751

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $34,940,911)		34,278,210

U.S. TREASURY OBLIGATION — 7.1%
U.S. Treasury Bond
2.250%, 11/15/24	2,000	1,916,641
1.625%, 05/15/26	1,500	1,356,914
4.375%, 02/15/38	3,000	3,540,234
2.875%, 05/15/43	3,000	2,836,172
3.625%, 08/15/43	2,000	2,146,172
U.S. Treasury Inflation Indexed Bonds 1.375%, 01/15/20	5,244	5,281,334

	Par (000)	Value†

0.625%, 01/15/24	$1,080	$1,065,510
0.250%, 01/15/25	5,639	5,410,458
0.375%, 07/15/25	1,063	1,028,576
1.000%, 02/15/46	2,659	2,623,864
U.S. Treasury Note
2.000%, 07/31/22 (a)	650	628,316
1.625%, 08/15/22	1,100	1,047,707
2.375%, 05/15/27	2,000	1,898,828

Total U.S. TREASURY OBLIGATION (Cost $31,755,853)		30,780,726

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,816,793)	2,816,793	2,816,793

TOTAL INVESTMENTS — 102.6% (Cost $454,025,953)		$447,028,005

Other Assets & Liabilities — (2.6)%		(11,203,064)

TOTAL NET ASSETS — 100.0%		$435,824,941

†	See Security Valuation Note.
144A@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(a)	All or portion of securities segregated as collateral for futures contracts.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 09/30/2018 ††
United States	87%
Cayman Islands	6
Canada	3
Bangladesh	1
Cote D’Ivoire (Ivory Coast)	1
Finland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATION	$30,780,726	$—	$30,780,726	$—
ASSET BACKED SECURITIES	48,208,519	—	48,208,519	—
COMMERCIAL MORTGAGE BACKED SECURITIES	87,109,679	—	87,109,679	—
CORPORATE BONDS	220,250,022	—	220,250,022	—
MUNICIPAL BONDS	23,584,056	—	23,584,056	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	34,278,210	—	34,278,210	—
SHORT-TERM INVESTMENTS	2,816,793	2,816,793	—	—

TOTAL INVESTMENTS	$447,028,005	$2,816,793	$444,211,212	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(1,345,234)	$(1,345,234)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(1,345,234)	$(1,345,234)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	US Treasury Note	12/31/2018	140	2,000	105	29,503,600	$—	$(89,687)
Buy/Long	US Treasury Note	12/31/2018	100	1,000	119	11,878,000	—	(162,500)
Buy/Long	US Treasury Bond	12/31/2018	30	1,000	141	4,215,000	—	(130,547)
Buy/Long	US Treasury Ultra Bond	12/31/2018	180	1,000	154	27,770,400	—	(962,500)

							$—	$(1,345,234)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 0.1%
Entertainment — 0.0%
New Cotai Participation, Class B(1),^,~	1	$4,965

Oil & Gas — 0.1%
Frontera Energy Corp.^,~	8,600	121,578

TOTAL COMMON STOCKS (Cost $37,985)		126,543

	Par (000)	Value†
PREFERRED STOCKS — 0.8%
Oil & Gas — 0.8%
Targa Resources Corp. CONV*(1),^,#	1,175	1,270,306

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),^,~	725	0

TOTAL PREFERRED STOCKS (Cost $1,304,279)		1,270,306

CORPORATE BONDS — 89.4%
Advertising — 0.3%
Outfront Media Capital LLC 5.625%, 02/15/24	400	404,400

Airlines — 1.9%
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 07/15/22 144A @	1,151	1,171,847
American Airlines Pass Through Trust 2013-2 Class B 5.600%, 07/15/20 144A @	1,958	1,992,078

		3,163,925

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing, Inc. 6.250%, 04/01/25	865	861,410

Banks — 2.4%
Ally Financial, Inc. 5.750%, 11/20/25	795	820,838
CIT Group, Inc. 6.125%, 03/09/28	1,000	1,045,000
ING Groep N.V. (USD Swap Semi 30/360 5 Yr + 5.120%) 6.875%, 04/16/66 •	1,000	1,014,994
UBS Group Funding Switzerland AG (USD Swap Semi 30/360 5 Yr + 5.880%) 7.125%, 08/10/66 •	1,000	1,048,732

		3,929,564

Building Materials — 0.8%
Norbord, Inc. 6.250%, 04/15/23 144A @	225	234,563

	Par (000)	Value†

Building Materials — (continued)
Standard Industries, Inc. 6.000%, 10/15/25 144A @	$1,000	$1,022,500

		1,257,063

Chemicals — 3.0%
CF Industries, Inc. 5.375%, 03/15/44	385	357,087
CVR Partners LP 9.250%, 06/15/23 144A @	725	768,500
GCP Applied Technologies, Inc. 5.500%, 04/15/26 144A @	1,500	1,475,625
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,000	997,500
OCI N.V. 6.625%, 04/15/23 144A @	750	776,250
The Chemours Co. 6.625%, 05/15/23	518	541,098

		4,916,060

Coal — 0.9%
Alliance Resource Operating Partners LP 7.500%, 05/01/25 144A @	1,354	1,442,010

Commercial Services — 5.1%
Aramark Services, Inc. 5.000%, 02/01/28 144A @	1,000	981,250
Ashtead Capital, Inc. 4.125%, 08/15/25 144A @	1,000	950,000
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 144A @	230	225,975
Harland Clarke Holdings Corp. 6.875%, 03/01/20 144A @	125	123,909
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375%, 08/01/23 144A @	1,000	1,007,500
Prime Security Services Borrower LLC 9.250%, 05/15/23 144A @	783	837,418
Service Corp International 7.500%, 04/01/27	1,500	1,686,570
United Rentals North America, Inc.
4.625%, 10/15/25	1,000	970,000
4.875%, 01/15/28	600	562,500
Western Digital Corp. 4.750%, 02/15/26	1,000	967,075

		8,312,197

Diversified Financial Services — 2.0%
Fly Leasing Ltd. 5.250%, 10/15/24	335	322,019
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	825	805,406
Navient Corp. 8.000%, 03/25/20	250	263,125
Springleaf Finance Corp. 7.125%, 03/15/26	1,000	995,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Vantiv LLC/Vantiv Issuer Corp. 4.375%, 11/15/25 144A @	$1,000	$950,000

		3,335,550

Electric — 4.3%
AES Corp. 6.000%, 05/15/26	1,000	1,053,750
DPL, Inc. 7.250%, 10/15/21	1,500	1,621,875
Itron, Inc. 5.000%, 01/15/26 144A @	1,000	960,000
NRG Energy, Inc. 7.250%, 05/15/26	1,500	1,627,500
Vistra Energy Corp. 8.000%, 01/15/25 144A @	1,000	1,082,500
Vistra Operations Co., LLC 5.500%, 09/01/26 144A @	750	758,437

		7,104,062

Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC 5.000%, 01/31/28 144A @	1,089	1,012,770

Entertainment — 5.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	1,000	995,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 144A @	350	357,875
Eldorado Resorts, Inc.* 6.000%, 09/15/26 144A @	750	759,375
GLP Capital LP/GLP Financing II, Inc. 5.250%, 06/01/25	1,500	1,524,300
International Game Technology PLC 6.500%, 02/15/25 144A @	1,315	1,364,312
Penn National Gaming, Inc. 5.625%, 01/15/27 144A @	2,000	1,929,400
Scientific Games International, Inc. 5.000%, 10/15/25 144A @	490	465,500
Six Flags Entertainment Corp. 4.875%, 07/31/24 144A @	1,000	975,000

		8,370,762

Environmental Control — 0.7%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 144A @	175	176,313
Waste Pro USA, Inc. 5.500%, 02/15/26 144A @	1,000	977,500

		1,153,813

Food — 1.3%
Lamb Weston Holdings, Inc. 4.875%, 11/01/26 144A @	1,000	980,000
Land O’ Lakes, Inc. 7.000%, 12/15/66 144A @	1,000	1,012,500

	Par (000)	Value†

Food — (continued)
Post Holdings, Inc. 8.000%, 07/15/25 ^144A @	$175	$192,500

		2,185,000

Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.840%) 5.650%, 12/15/66 144A @,•	1,000	990,000

Healthcare Products — 1.3%
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	1,000	1,025,000
Sotera Health Holdings LLC 6.500%, 05/15/23 144A @	1,000	1,030,000

		2,055,000

Healthcare Services — 4.7%
Centene Corp. 5.375%, 06/01/26 144A @	1,000	1,023,850
DaVita, Inc. 5.125%, 07/15/24	450	434,250
5.000%, 05/01/25	450	429,188
HCA, Inc. 5.375%, 09/01/26	750	757,500
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	1,125	1,167,187
Polaris Intermediate Corp. PIK (Cash coupon 8.50%) 8.500%, 12/01/22 144A @	1,000	1,033,240
Tenet Healthcare Corp.
8.125%, 04/01/22	1,000	1,053,800
4.625%, 07/15/24	1,000	972,500
WellCare Health Plans, Inc. 5.375%, 08/15/26 144A @	750	763,125

		7,634,640

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	350	349,125

Housewares — 0.6%
American Greetings Corp. 8.750%, 04/15/25 144A @	1,000	950,000

Insurance — 0.2%
CNO Financial Group, Inc. 5.250%, 05/30/25	270	276,075

Internet — 0.9%
Netflix, Inc. 4.875%, 04/15/28 144A @	365	343,100
Zayo Group LLC 6.375%, 05/15/25	1,000	1,037,770

		1,380,870

Iron & Steel — 0.5%
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	695	755,813

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — 1.0%
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	$1,500	$1,631,250

Lodging — 0.8%
Boyd Gaming Corp. 6.000%, 08/15/26	1,000	1,007,500
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	301,125

		1,308,625

Machinery - Diversified — 2.2%
Mueller Water Products, Inc. 5.500%, 06/15/26 144A @	1,000	1,005,000
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25 144A @	1,500	1,428,750
Stevens Holding Co., Inc. 6.125%, 10/01/26 144A @	1,200	1,219,500

		3,653,250

Media — 7.9%
Altice France S.A. 6.250%, 05/15/24 144A @	1,000	985,000
AMC Networks, Inc. 4.750%, 08/01/25	1,000	956,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26 144A @	1,230	1,216,163
5.125%, 05/01/27 144A @	1,000	947,500
Cequel Communications Holdings I LLC 7.750%, 07/15/25 144A @	780	828,750
CSC Holdings LLC
6.625%, 10/15/25 144A @	600	632,250
10.875%, 10/15/25 144A @	1,725	2,005,312
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	1,000	1,036,250
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	386	357,050
Unitymedia GmbH 6.125%, 01/15/25 144A @	625	656,250
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	400	406,156
Univision Communications, Inc. 5.125%, 02/15/25 144A @	300	280,500
UPCB Finance IV Ltd. 5.375%, 01/15/25 144A @	600	599,250
VTR Finance BV 6.875%, 01/15/24 144A @	1,150	1,170,125
Ziggo Bond Finance BV 6.000%, 01/15/27 144A @	825	751,781

		12,828,587

Metal Fabricate/Hardware — 0.4%
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	525	570,281

Mining — 3.5%
Constellium N.V.
5.750%, 05/15/24 144A @	500	496,875
6.625%, 03/01/25 144A @	500	506,250

	Par (000)	Value†

Mining — (continued)
First Quantum Minerals Ltd. 7.000%, 02/15/21 144A @	$1,000	$988,750
Hudbay Minerals, Inc. 7.250%, 01/15/23 144A @	285	292,869
Novelis Corp.
6.250%, 08/15/24 144A @	350	358,312
5.875%, 09/30/26 144A @	1,000	977,000
Teck Resources Ltd. 8.500%, 06/01/24 144A @	1,000	1,095,000
TriMas Corp. 4.875%, 10/15/25 144A @	1,000	957,500

		5,672,556

Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc. 5.375%, 09/15/24 144A @	1,000	990,000

Oil & Gas — 9.1%
Berry Petroleum Co., LLC 7.000%, 02/15/26 144A @	320	331,200
Carrizo Oil & Gas, Inc. 8.250%, 07/15/25	1,100	1,182,500
Covey Park Energy LLC 7.500%, 05/15/25 144A @	1,000	1,013,750
CrownRock LP 5.625%, 10/15/25 144A @	1,010	984,750
Denbury Resources, Inc.
9.000%, 05/15/21 144A @	2,000	2,162,500
7.500%, 02/15/24 144A @	750	772,500
MEG Energy Corp. 6.500%, 01/15/25 144A @	395	391,050
Parsley Energy LLC/Parsley Finance Corp. 5.375%, 01/15/25 144A @	1,000	1,002,500
PDC Energy, Inc. 5.750%, 05/15/26	1,180	1,121,000
Seven Generations Energy Ltd. 6.750%, 05/01/23 144A @	325	334,750
Shelf Drilling Holdings Ltd. 8.250%, 02/15/25 144A @	1,250	1,289,062
Sunoco LP 4.875%, 01/15/23 144A @	1,000	990,000
Transocean Guardian Ltd. 5.875%, 01/15/24 144A @	1,000	1,008,750
Transocean, Inc. 8.375%, 12/15/21	1,500	1,614,375
WPX Energy, Inc. 8.250%, 08/01/23	565	641,275

		14,839,962

Oil & Gas Services — 1.2%
Archrock Partners LP
6.000%, 04/01/21	160	160,800
6.000%, 10/01/22	1,200	1,210,500
Exterran Energy Solutions LP/EES Finance Corp. 8.125%, 05/01/25	570	595,650

		1,966,950

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — 4.8%
ARD Finance S.A. PIK (Cash coupon 7.125%, PIK 7.875%) 7.125%, 09/15/23	$825	$831,187
Ardagh Packaging Finance PLC 7.250%, 05/15/24 144A @	1,000	1,046,250
Berry Global, Inc. 4.500%, 02/15/26 144A @	1,000	950,000
BWAY Holding Co.
5.500%, 04/15/24 144A @	1,000	983,750
7.250%, 04/15/25 144A @	1,000	974,900
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	7	6,801
5.125%, 07/15/23 144A @	1,000	995,000
7.000%, 07/15/24 144A @	750	763,125
Sealed Air Corp. 6.875%, 07/15/33 144A @	1,200	1,290,000

		7,841,013

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc. 8.500%, 01/31/27 144A @	1,000	1,050,000

Pipelines — 7.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 09/15/24	1,000	1,006,250
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/26 144A @	1,000	1,018,750
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24	1,250	1,368,750
5.875%, 03/31/25	225	236,531
Cheniere Energy Partners LP 5.625%, 10/01/26 144A @	750	755,400
Chesapeake Energy Corp. 7.000%, 10/01/24	750	750,000
Crestwood Midstream Partners LP 6.250%, 04/01/23	500	517,500
DCP Midstream Operating LP 6.750%, 09/15/37 144A @	300	321,000
Energy Transfer Equity LP 7.500%, 10/15/20	1,000	1,070,000
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	2,000	2,044,971
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	1,350	1,375,313
Targa Resources Partners LP 6.750%, 03/15/24	1,000	1,055,000

		11,519,465

Real Estate — 3.4%
CyrusOne LP/CyrusOne Finance Corp. 5.375%, 03/15/27	1,000	1,022,500
Equinix, Inc. 5.875%, 01/15/26	1,250	1,285,937
ESH Hospitality, Inc. 5.250%, 05/01/25 144A @	1,000	967,500

	Par (000)	Value†

Real Estate — (continued)
Greystar Real Estate Partners LLC 5.750%, 12/01/25 144A @	$200	$195,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.500%, 01/15/28	1,000	915,100
MPT Operating Partnership LP 6.375%, 03/01/24	250	261,250
The Howard Hughes Corp. 5.375%, 03/15/25 144A @	710	702,900
VICI Properties 1 LLC 8.000%, 10/15/23	169	186,534

		5,536,721

Retail — 1.0%
New Red Finance, Inc. 4.250%, 05/15/24 144A @	1,000	947,500
Party City Holdings, Inc. 6.625%, 08/01/26 144A @	750	759,375

		1,706,875

Semiconductors — 1.0%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	565	596,075
Qorvo, Inc. 5.500%, 07/15/26 144A @	850	864,875
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	225	236,813

		1,697,763

Software — 1.5%
ACI Worldwide, Inc. 5.750%, 08/15/26 144A @	750	762,188
CDK Global, Inc. 4.875%, 06/01/27	675	658,125
First Data Corp. 7.000%, 12/01/23 144A @	1,000	1,041,250

		2,461,563

Telecommunications — 5.5%
CommScope Technologies LLC 6.000%, 06/15/25 144A @	575	592,250
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	975,000
Intelsat Jackson Holdings S.A. 9.750%, 07/15/25 144A @	230	243,513
Level 3 Financing, Inc. 5.375%, 01/15/24	1,000	999,240
MTN Mauritius Investments Ltd. 6.500%, 10/13/26	400	390,958
Nokia OYJ 6.625%, 05/15/39	1,500	1,616,250
SoftBank Group Corp. 5.125%, 09/19/27	600	580,529
Sprint Communications, Inc.
7.000%, 08/15/20	525	548,625
11.500%, 11/15/21	110	128,975

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Sprint Corp.
7.250%, 09/15/21	$525	$555,187
7.625%, 03/01/26	430	455,263
T-Mobile US, Inc. 4.750%, 02/01/28	405	381,206
Telesat Canada/Telesat LLC 8.875%, 11/15/24 144A @	385	411,950
ViaSat, Inc. 5.625%, 09/15/25 144A @	380	359,214
Virgin Media Secured Finance PLC
5.250%, 01/15/26 144A @	200	195,558
5.500%, 08/15/26 144A @	600	592,500

		9,026,218

TOTAL CORPORATE BONDS (Cost $145,690,412)		146,141,188

LOAN AGREEMENTS — 6.1%‡
Aerospace & Defense — 0.4%
Transdigm, Inc. (12 M LIBOR + 2.500%) 4.743%, 05/30/25 •	697	698,269

Commercial Services — 0.5%
Financial & Risk U.S. Holdings, Inc. 0.000%, 09/18/25	750	748,020

Healthcare Services — 0.8%
Enterprise Merger Sub, Inc. 0.000%, 09/28/25	1,250	1,242,188

Insurance — 0.9%
Asurion LLC (12 M LIBOR + 6.500%) 8.743%, 08/04/25 •	1,495	1,535,186

Oil & Gas — 0.4%
Eagleclaw Midstream Ventures LLC/BCP Raptor LLC (12 M LIBOR + 4.250%) 6.492%, 06/24/24 •	602	592,586

Packaging and Containers — 1.1%
Ball Metalpack Finco LLC•
(12 M LIBOR + 4.500%) 6.742%, 07/31/25	1,097	1,106,851
(12 M LIBOR + 8.750%) 10.992%, 07/24/26	750	735,937

		1,842,788

Pharmaceuticals — 1.0%
NVA Holdings, Inc. (12 M LIBOR + 2.750%) 4.992%, 02/02/25 •	748	745,315

	Par (000)	Value†

Pharmaceuticals — (continued)
Valeant Pharmaceuticals/Bausch Health Co., Inc. (12 M LIBOR + 3.000%) 5.104%, 06/02/25 •	$975	$979,612

		1,724,927

Telecommunications — 1.0%
Digicel International Finance Ltd. (3 M LIBOR + 3.250%) 5.570%, 05/27/24 •	267	252,933
Intelsat Jackson Holdings S.A. 6.625%, 01/02/24	1,300	1,352,975

		1,605,908

TOTAL LOAN AGREEMENTS‡ (Cost $9,958,559)		9,989,872

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,572,339)	7,572,339	7,572,339

TOTAL INVESTMENTS — 101.0% (Cost $164,563,574)		$165,100,248

Other Assets & Liabilities — (1.0)%		(1,562,484)

TOTAL NET ASSETS — 100.0%		$163,537,764

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
†	See Security Valuation Note.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2018. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

144A@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

^	Illiquid security. The total market value of illiquid securities at September 30, 2018 is $1,319,043
•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

~	Fair valued security. The total market value of fair valued securities at September 30, 2018 is $126,543.

CONV — Convertible Security.

CVR — Contingent Valued Rights.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 09/30/2018 ††

United States	84%
Canada	3
Cote D’Ivoire (Ivory Coast)	2
Luxembourg	2
Netherlands	2
Finland	1
United Kingdom	1
Other	5

Total	100%

†† % of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Entertainment	$4,965	$—	$—	$4,965
Oil & Gas	121,578	—	121,578	—

COMMON STOCKS	126,543	—	121,578	4,965

PREFERRED STOCKS
Oil & Gas	1,270,306	1,270,306	—	—
Packaging and Containers	—	—	—	—

TOTAL PREFERRED STOCKS	1,270,306	1,270,306	—	—

CORPORATE BONDS	146,141,188	—	146,141,188	—

LOAN AGREEMENTS	9,989,872	—	9,989,872	—

SHORT-TERM INVESTMENTS	7,572,339	7,572,339	—	—

TOTAL INVESTMENTS	$165,100,248	$8,842,645	$156,252,638	$4,965

The Fund did have transfers in or transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 05/10/21	$500	$519,158
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 10/11/25	1,666	1,679,229
Domino’s Pizza Master Issuer LLC 2017-1A A23 2017 4.118%, 07/25/47 144A @	4,965	4,882,881
Domino’s Pizza Master Issuer LLC 2018-1A A2I 2018 4.116%, 07/25/48 144A @	4,663	4,633,980
Taco Bell Funding LLC 2016-1A A21 3.832%, 05/25/46 144A @	3,551	3,550,783
Wendy’s Funding LLC 2018-1A A21 2018 3.573%, 03/15/48 144A @	3,187	3,066,452

TOTAL ASSET BACKED SECURITIES (Cost $18,408,468)		18,332,483

	Number of Shares	Value†
COMMON STOCKS — 64.0%
Agriculture — 0.5%
Philip Morris International, Inc.	223,895	18,256,398

Auto Parts & Equipment — 1.3%
Adient PLC	28,702	1,128,276
Lear Corp.	143,700	20,836,500
Magna International, Inc.	563,644	29,608,219

		51,572,995

Banks — 3.9%
State Street Corp.	740,965	62,078,048
The PNC Financial Services Group, Inc.	688,822	93,810,668

		155,888,716

Beverages — 0.5%
Keurig Dr Pepper, Inc.	829,593	19,221,670

Biotechnology — 0.2%
Biogen, Inc.*	20,334	7,184,205

Chemicals — 0.3%
The Sherwin-Williams Co.	22,953	10,448,435

Commercial Services — 2.4%
Aramark	1,507,791	64,865,169
Equifax, Inc.	106,987	13,969,293
Mastercard, Inc., Class A	73,571	16,377,640

		95,212,102

Computers — 0.5%
Apple, Inc.	91,700	20,700,358

Diversified Financial Services — 3.2%
Intercontinental Exchange, Inc.	297,616	22,288,462
Visa, Inc., Class A	719,931	108,054,444

		130,342,906

	Number of Shares	Value†

Electric — 6.3%
American Electric Power Co., Inc.	643,200	$45,590,016
CMS Energy Corp.	556,586	27,272,714
DTE Energy Co.	603,718	65,883,745
Duke Energy Corp.	144,187	11,537,844
Eversource Energy	478,044	29,371,023
NextEra Energy, Inc.	143,171	23,995,460
PG&E Corp.	65,045	2,992,720
Xcel Energy, Inc.	991,655	46,816,033

		253,459,555

Electronics — 8.4%
Fortive Corp.	862,435	72,617,027
PerkinElmer, Inc.	1,493,462	145,269,049
TE Connectivity Ltd.	532,712	46,841,366
Thermo Fisher Scientific, Inc.	303,545	74,089,263

		338,816,705

Environmental Control — 1.9%
Republic Services, Inc.	392,490	28,518,324
Waste Connections, Inc.	593,634	47,354,184

		75,872,508

Food — 0.1%
The Kraft Heinz Co.	85,454	4,709,370

Gas — 1.4%
NiSource, Inc.	2,211,340	55,106,593

Healthcare Products — 2.0%
Becton Dickinson & Co.	312,265	81,501,165

Healthcare Services — 1.8%
Anthem, Inc.	92,600	25,377,030
UnitedHealth Group, Inc.	171,300	45,572,652

		70,949,682

Insurance — 3.2%
Marsh & McLennan Cos., Inc.	1,535,844	127,045,016

Internet — 6.8%
Alphabet, Inc., Class A*	16,699	20,157,029
Alphabet, Inc., Class C*	43,778	52,247,729
Amazon.com, Inc.*	49,037	98,221,111
Booking Holdings, Inc.*	23,600	46,822,400
Facebook, Inc., Class A*	350,200	57,593,892

		275,042,161

Machinery - Diversified — 0.5%
Roper Technologies, Inc.	74,949	22,200,643

Miscellaneous Manufacturing — 2.2%
Danaher Corp.	812,421	88,277,666

Oil & Gas — 0.6%
Canadian Natural Resources Ltd.	483,500	15,791,110
TOTAL S.A.	136,034	8,819,490

		24,610,600

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 1.5%
Abbott Laboratories	828,291	$60,763,428

Pipelines — 0.7%
Enterprise Products Partners LP	969,399	27,850,833

Retail — 2.2%
McDonald’s Corp.	270,758	45,295,106
Yum! Brands, Inc.	462,107	42,010,147

		87,305,253

Semiconductors — 2.2%
Maxim Integrated Products, Inc.	743,310	41,915,251
Texas Instruments, Inc.	453,013	48,603,765

		90,519,016

Software — 9.4%
Adyen N.V.	39	31,833
Fidelity National Information Services, Inc.	874,920	95,427,524
Fiserv, Inc.*	1,234,018	101,658,403
Intuit, Inc.	207,608	47,210,059
Microsoft Corp.	1,174,300	134,304,691

		378,632,510

TOTAL COMMON STOCKS (Cost $2,058,669,146)		2,571,490,489

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
American Tower Corp. (Cost $46,588,455)	337,465	49,033,664

	Number of Shares	Value†
PREFERRED STOCKS — 4.4%
Banks — 1.7%
JPMorgan Chase & Co.*	325,000	8,225,750
State Street Corp.	19,850	507,366
U.S. Bancorp	175,000	4,397,750
U.S. Bancorp, Series F•	71,000	1,933,330
Wells Fargo & Co.	39,450	50,925,216

		65,989,412

Diversified Financial Services — 0.1%
The Charles Schwab Corp.	150,000	3,852,000
The Charles Schwab Corp.	12,000	305,760

		4,157,760

Electric — 1.3%
Alabama Power Co.	100,000	2,491,000
CMS Energy Corp.	500,000	12,450,000
DTE Energy Co.	340,000	8,058,000
Duke Energy Corp.	340,000	8,503,400
NextEra Energy, Inc.	73,986	4,213,503
SCE Trust II	14,730	326,417
SCE Trust III•	161,355	4,067,759
SCE Trust IV•	340,000	8,285,800

	Number of Shares	Value†

Electric — (continued)
SCE Trust V•	100,000	$2,469,000
SCE Trust VI	75,000	1,620,000

		52,484,879

Electronics — 0.3%
Fortive Corp.	10,921	11,781,684

Healthcare Products — 1.0%
Becton Dickinson & Co., CONV	640,943	41,892,035

TOTAL PREFERRED STOCKS (Cost $165,201,958)		176,305,770

	Par (000)	Value†
CORPORATE BONDS — 17.4%
Aerospace & Defense — 0.1%
Northrop Grumman Corp. 2.550%, 10/15/22	$5,930	5,717,192

Agriculture — 0.2%
Philip Morris International, Inc.
2.000%, 02/21/20	3,420	3,373,609
(3 M ICE LIBOR + 0.420%) 2.732%, 02/21/20 •	2,285	2,292,504
2.625%, 02/18/22	4,270	4,155,691

		9,821,804

Airlines — 0.1%
Continental Airlines Pass Through Trust 2012-1 Class B 6.250%, 10/11/21	229	235,043
Delta Air Lines 2009-1, Class A, Pass Through Trust 7.750%, 06/17/21	236	246,686
Delta Air Lines 2011-1, Class A , Pass Through Trust 5.300%, 10/15/20	291	293,559
U.S. Airways 2010-1 Class A, Pass Through Trust 6.250%, 10/22/24	1,354	1,445,153
U.S. Airways 2012-2 Class A, Pass Through Trust 4.625%, 12/03/26	202	206,779
U.S. Airways 2013-1 Class A, Pass Through Trust 3.950%, 05/15/27	4	3,683
U.S. Airways 2013-1 Class B, Pass Through Trust 5.375%, 05/15/23	4	4,048
U.S. Airways Pass Through Trust 2012-2 Class B 6.750%, 12/03/22 ^	407	429,651

		2,864,602

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Manufacturers — 0.3%
Tesla, Inc. 5.300%, 08/15/25 144A @	$15,205	$12,810,212

Banks — 3.0%
The PNC Financial Services Group, Inc. (3 M ICE LIBOR + 3.300%) 5.000%, 12/29/49 •	7,085	7,058,431
Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28	89,935	87,805,900
State Street Corp.•
(3 M ICE LIBOR + 3.600%) 5.250%, 12/29/49	4,360	4,438,480
(3 M ICE LIBOR + 2.540%) 5.625%, 12/15/66	9,005	9,050,025
The Bank of New York Mellon Corp.•
(3 M ICE LIBOR + 3.130%) 4.625%, 12/29/49	3,175	3,044,031
(3 M ICE LIBOR + 3.420%) 4.950%, 12/29/49	5,800	5,916,000
U.S. Bancorp (3 M ICE LIBOR + 2.910%) 5.300%, 04/15/49 •	3,010	3,002,475

		120,315,342

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	1,690	1,665,461
(3 M ICE LIBOR + 1.260%) 3.603%, 02/01/21 •	3,820	3,920,626
3.300%, 02/01/23	2,175	2,150,344

		7,736,431

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	723,697

Chemicals — 0.1%
Ecolab, Inc. 2.000%, 01/14/19	2,330	2,325,834

Commercial Services — 0.4%
Aramark Services, Inc.
5.000%, 04/01/25 144A @	6,315	6,338,681
5.000%, 02/01/28 144A @	2,310	2,266,688
Refinitiv US Holdings, Inc.
6.250%, 05/15/26 144A @	2,635	2,644,723
8.250%, 11/15/26 144A @	6,885	6,843,277

		18,093,369

Computers — 0.3%
Apple, Inc. 1.500%, 09/12/19	10,920	10,800,928

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp. 3.000%, 03/07/22	2,305	2,282,278

	Par (000)	Value†

Diversified Financial Services — 0.0%
Caterpillar Financial Services Corp. 2.250%, 12/01/19	$1,155	$1,146,971

Electric — 1.0%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,528,932
Dominion Energy, Inc., STEP 2.962%, 07/01/19	350	349,825
DTE Energy Co. 3.800%, 03/15/27	8,575	8,381,479
DTE Energy Co. 3.700%, 08/01/23	2,060	2,056,542
Edison International 2.125%, 04/15/20	4,300	4,216,105
Eversource Energy
2.750%, 03/15/22	2,550	2,495,813
2.900%, 10/01/24	1,700	1,613,923
3.300%, 01/15/28	4,219	3,978,096
Fortive Corp. 1.800%, 06/15/19	40	39,619
NSTAR Electric Co. 3.200%, 05/15/27	3,415	3,270,378
The Southern Co. 1.850%, 07/01/19	1,770	1,756,648
Virginia Electric & Power Co.
3.150%, 01/15/26	1,525	1,465,685
3.500%, 03/15/27	3,010	2,939,659
Xcel Energy, Inc. 4.000%, 06/15/28	3,340	3,346,220

		38,438,924

Electronics — 0.1%
Amphenol Corp.
2.200%, 04/01/20	2,585	2,539,562
3.200%, 04/01/24	1,290	1,237,394

		3,776,956

Engineering & Construction — 0.3%
SBA Communications Corp. 4.875%, 07/15/22	11,060	11,166,175

Entertainment — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	4,155	4,134,225
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/27	3,910	3,782,925

		7,917,150

Food — 0.5%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,521,844
Nestle Holdings, Inc. 3.100%, 09/24/21 144A @	14,330	14,318,944

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
The Kroger Co. 2.000%, 01/15/19	$1,330	$1,327,042

		18,167,830

Gas — 0.5%
NGL Energy Partners LP 5.125%, 07/15/19	995	999,975
NiSource, Inc.
3.490%, 05/15/27	9,445	8,957,638
4.375%, 05/15/47	3,965	3,786,497
(H15T5Y + 2.840%) 5.650%, 12/15/66 144A @,•	5,825	5,766,750

		19,510,860

Healthcare Products — 0.7%
Becton Dickinson & Co.
2.675%, 12/15/19	1,895	1,884,363
(3 M ICE LIBOR + 1.030%) 3.353%, 06/06/22 •	3,685	3,705,438
3.363%, 06/06/24	5,782	5,586,466
Hologic, Inc. 4.375%, 10/15/25 144A @	4,550	4,359,446
Medtronic Global Holdings SCA 1.700%, 03/28/19	4,300	4,280,067
Medtronic, Inc. 2.500%, 03/15/20	2,845	2,826,051
Teleflex, Inc.
4.875%, 06/01/26	2,950	2,920,500
4.625%, 11/15/27	2,945	2,797,750

		28,360,081

Healthcare Services — 0.6%
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,173,038
HCA, Inc.
4.250%, 10/15/19	3,781	3,809,357
6.500%, 02/15/20	18,920	19,686,260
Universal Health Services, Inc. 3.750%, 08/01/19 144A @	520	522,600

		25,191,255

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (3 M ICE LIBOR + 0.560%) 2.926%, 06/24/22 144A @,•	4,140	4,137,779
Spectrum Brands, Inc.
6.625%, 11/15/22	2,711	2,778,775
6.125%, 12/15/24	1,500	1,530,000

		8,446,554

Insurance — 0.1%
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,188,984
2.750%, 01/30/22	1,705	1,662,166
3.300%, 03/14/23	525	514,647
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,387,897

		5,753,694

	Par (000)	Value†

Internet — 2.5%
Amazon.com, Inc. 2.600%, 12/05/19	$4,155	$4,142,850
Netflix, Inc.
5.875%, 02/15/25	7,510	7,763,463
4.375%, 11/15/26	17,665	16,522,074
4.875%, 04/15/28 144A @	32,955	30,977,700
5.875%, 11/15/28 144A @	31,375	31,257,344
Zayo Group LLC 5.750%, 01/15/27 144A @	9,900	9,900,000

		100,563,431

Lodging — 0.0%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	1,350	1,306,530

Machinery - Diversified — 0.3%
Roper Technologies, Inc.
3.650%, 09/15/23	4,120	4,092,206
4.200%, 09/15/28	3,700	3,670,521
Welbilt, Inc. 9.500%, 02/15/24	3,095	3,381,287
Xylem, Inc.
4.875%, 10/01/21	415	429,188
3.250%, 11/01/26	640	601,069

		12,174,271

Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	1,900	1,911,875
5.250%, 09/30/22	7,165	7,243,349
5.750%, 09/01/23	3,600	3,649,500
5.750%, 01/15/24	4,225	4,293,656
5.125%, 05/01/27 144A @	10,850	10,280,375
5.000%, 02/01/28 144A @	10,935	10,277,807
Charter Communications Operating LLC 3.579%, 07/23/20	2,225	2,226,257
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	2,780	2,880,775
Unitymedia GmbH 6.125%, 01/15/25 144A @	7,879	8,272,950

		51,036,544

Miscellaneous Manufacturing — 0.1%
3M Co. 3.000%, 09/14/21	2,460	2,455,821

Oil & Gas — 0.2%
EQT Corp. 8.125%, 06/01/19	1,754	1,810,975
Shell International Finance BV (3 M ICE LIBOR + 0.450%) 2.788%, 05/11/20 •	6,720	6,763,640

		8,574,615

Packaging and Containers — 0.7%
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	15,622	15,661,072
6.875%, 02/15/21	2,736	2,766,691

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — (continued)
(3 M ICE LIBOR + 3.500%) 5.839%, 07/15/21 144A @,•	$4,875	$4,942,031
5.125%, 07/15/23 144A @	4,145	4,124,275

		27,494,069

Pharmaceuticals — 0.1%
Elanco Animal Health, Inc.
3.912%, 08/27/21 144A @	890	890,838
4.272%, 08/28/23 144A @	1,680	1,686,806
4.900%, 08/28/28 144A @	1,690	1,715,859

		4,293,503

Pipelines — 0.0%
NuStar Logistics LP 4.800%, 09/01/20	1,650	1,664,437

Real Estate — 0.7%
American Tower Corp. 3.300%, 02/15/21	3,575	3,553,244
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,099,637
5.250%, 01/15/23	13,865	14,535,591

		26,188,472

Retail — 1.5%
AutoZone, Inc.
1.625%, 04/21/19	365	362,412
2.500%, 04/15/21	1,915	1,865,351
Dollar Tree, Inc. (3 M ICE LIBOR + 0.700%) 3.036%, 04/17/20 •	1,290	1,291,961
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC
5.000%, 06/01/24 144A @	3,680	3,650,118
5.250%, 06/01/26 144A @	4,893	4,874,651
4.750%, 06/01/27 144A @	17,900	17,206,375
McDonald’s Corp. 2.100%, 12/07/18	505	504,677
Yum! Brands, Inc.
5.300%, 09/15/19	2,190	2,219,456
3.875%, 11/01/20	6,985	6,950,075
3.750%, 11/01/21	12,855	12,678,244
3.875%, 11/01/23	4,505	4,324,800
6.875%, 11/15/37	2,425	2,458,344
5.350%, 11/01/43	2,055	1,767,300

		60,153,764

Semiconductors — 0.1%
Sensata Technologies BV
5.625%, 11/01/24 144A @	880	908,600
5.000%, 10/01/25 144A @	3,150	3,142,125
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	1,400	1,473,500

		5,524,225

Software — 0.5%
Fiserv, Inc.
2.700%, 06/01/20	5,175	5,129,276
3.800%, 10/01/23	2,460	2,459,390

	Par (000)	Value†

Software — (continued)
4.200%, 10/01/28	$2,460	$2,465,161
Solera LLC 10.500%, 03/01/24 144A @	10,881	11,887,493

		21,941,320

Telecommunications — 0.4%
Level 3 Financing, Inc.
5.375%, 08/15/22	3,500	3,536,663
5.625%, 02/01/23	2,975	3,008,766
Verizon Communications, Inc.
3.125%, 03/16/22	4,300	4,258,491
(3 M ICE LIBOR + 1.000%) 3.334%, 03/16/22 •	4,300	4,390,751

		15,194,671

TOTAL CORPORATE BONDS (Cost $710,377,308)		699,933,812

LOAN AGREEMENTS — 2.6%‡
Chemicals — 0.1%
HB Fuller Co. (12 M LIBOR + 2.000%) 4.165%, 10/20/24 •	2,355	2,351,645

Commercial Services — 0.7%
Financial & Risk U.S. Holdings, Inc. 0.000%, 09/18/25	14,010	13,973,013
Trans Union LLC•
(12 M LIBOR + 1.750%) 3.992%, 08/09/22 ^	8,233	8,233,474
(12 M LIBOR + 2.000%) 4.242%, 06/19/25	5,800	5,816,182

		28,022,669

Diversified Financial Services — 0.1%
Institutional Sharehoder Services, Inc.•
(3 M LIBOR + 3.750%) 6.077%, 10/16/24 ^	70	69,737
(3 M LIBOR + 3.750%) 6.136%, 10/16/24 ^	764	765,180
Vantiv LLC (12 M LIBOR + 1.500%) 3.634%, 01/16/23 •	2,477	2,474,792

		3,309,709

Entertainment — 0.1%
Alpha Top Co. Ltd. - Delta 2 (Lux) Sarl (12 M LIBOR + 2.500%) 4.742%, 02/01/24 •	4,225	4,189,806

Household Products & Wares — 0.0%
Prestige Brands, Inc. (12 M LIBOR + 2.000%) 4.242%, 01/26/24 •	274	274,239

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Insurance — 0.8%
HUB International Ltd (3 M LIBOR + 3.000%) 5.335%, 04/25/25 •	$30,573	$30,626,879

Internet — 0.1%
Zayo Group LLC (12 M LIBOR + 2.250%) 4.492%, 01/19/24 •	4,225	4,242,661

Machinery - Diversified — 0.1%
Welbilt, Inc. (12 M LIBOR + 2.750%) 4.992%, 03/03/23 •	4,953	4,971,265

Oil & Gas — 0.1%
Eagleclaw Midstream Ventures LLC/BCP Raptor LLC (12 M LIBOR + 4.250%) 6.492%, 06/24/24 •	5,913	5,816,912

Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC (12 M LIBOR + 2.750%) 4.992%, 03/01/24 •	8,873	8,898,851
NVA Holdings, Inc. (12 M LIBOR + 2.750%) 4.992%, 02/02/25 •	2,613	2,603,323

		11,502,174

Software — 0.2%
Cypress Intermediate Holdings III, Inc. (12 M LIBOR + 3.000%) 5.250%, 04/29/24 •	4,203	4,218,601
Kronos, Inc. (3 M LIBOR + 3.000%) 5.343%, 11/01/23 •	2,941	2,954,840

		7,173,441

TOTAL LOAN AGREEMENTS (Cost $102,353,992)		102,481,400

U.S. TREASURY OBLIGATION — 4.1%
United States Treasury Note 2.250%, 11/15/27 (Cost $173,769,247)	177,550	166,189,573

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,326,635	10,326,635
T. Rowe Price Investment, Ltd.	275,233,740	275,233,740

TOTAL SHORT-TERM INVESTMENTS (Cost $285,560,375)		285,560,375

TOTAL INVESTMENTS — 101.3% (Cost $3,560,928,949)		$4,069,327,566

Other Assets & Liabilities — (1.3)%		(53,180,786)

TOTAL NET ASSETS — 100.0%		$4,016,146,780

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(19,862,662))	(34,388)	(39,014,084)

†	See Security Valuation Note.
*	Non-income producing security.
144A@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	Illiquid security. The total market value of illiquid securities at September 30, 2018 is $9,498,042.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2018. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2018 ††
United States	94%
Germany	3
Canada	2
Switzerland	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$18,332,483	$—	$18,332,483	$—
COMMON STOCKS	2,571,490,489	2,571,490,489	—	—
REAL ESTATE INVESTMENT TRUSTS	49,033,664	49,033,664	—	—
PREFERRED STOCKS	176,305,770	176,305,770	—	—
U.S. TREASURY OBLIGATION	166,189,573	—	166,189,573	—
CORPORATE BONDS	699,933,812	—	699,933,812	—
LOAN AGREEMENTS	102,481,400	—	102,481,400	—
SHORT-TERM INVESTMENTS	285,560,375	285,560,375	—	—

TOTAL INVESTMENTS	$4,069,327,566	$3,082,390,298	$986,937,268	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(39,014,084)	$—	$(39,014,084)	$—

Total Liabilities	$(39,014,084)	$—	$(39,014,084)	$—

Open Written Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories	1,550	$10,462,500	$68	1/18/2019	$(1,402,750)
Abbott Laboratories	1,885	12,723,750	68	1/18/2019	(1,283,685)
Alphabet Inc.	148	17,760,000	1,200	1/18/2019	(1,000,480)
Alphabet Inc.	149	17,880,000	1,200	1/18/2019	(867,031)
Alphabet Inc.	64	8,064,000	1,260	1/18/2019	(206,720)
Alphabet Inc.	18	2,268,000	1,260	1/18/2019	(64,800)
Alphabet Inc.	28	3,752,000	1,340	1/17/2020	(238,000)
Alphabet Inc.	28	3,920,000	1,400	1/17/2020	(183,960)
Alphabet Inc.	28	4,200,000	1,500	1/17/2020	(116,200)
Amazon.com	54	10,800,000	2,000	1/17/2020	(753,300)
Amazon.com	56	12,880,000	2,300	1/17/2020	(1,143,856)
Amazon.com	24	6,000,000	2,500	1/17/2020	(345,120)
Amazon.com	24	6,240,000	2,600	1/17/2020	(290,496)
Amazon.com	24	6,480,000	2,700	1/17/2020	(241,824)
American Tower Corp.	658	10,199,000	155	1/18/2019	(101,990)
American Tower Corp.	329	5,264,000	160	1/18/2019	(23,030)
American Tower Corp.	329	5,428,500	165	1/18/2019	(9,870)
Anthem Inc.	336	8,736,000	260	1/18/2019	(690,480)
Anthem Inc.	590	15,930,000	270	1/18/2019	(749,300)
Apple, Inc.	917	18,340,000	200	1/18/2019	(2,684,059)
Booking Holdings Inc.	41	9,430,000	2,300	1/18/2019	(50,020)
Duke Energy Corp.	377	3,204,500	85	1/17/2020	(107,445)
Duke Energy Corp.	376	3,384,000	90	1/17/2020	(56,400)
Enterprise Products Partners	3,444	10,332,000	30	1/18/2019	(189,420)
Facebook Inc.	622	11,196,000	180	1/18/2019	(320,330)
Facebook Inc.	206	4,120,000	200	1/18/2019	(33,372)
ICE US	1,325	10,600,000	80	1/18/2019	(125,875)
Intuit, Inc.	558	10,602,000	190	1/18/2019	(2,148,300)
Intuit, Inc.	44	1,144,000	260	1/17/2020	(65,560)
Intuit, Inc.	44	1,188,000	270	1/17/2020	(51,920)
Mastercard Inc.	84	1,512,000	180	1/18/2019	(168)
Mastercard Inc.	368	6,624,000	180	1/18/2019	(1,658,208)
Mastercard Inc.	367	6,789,500	185	1/18/2019	(1,466,165)

Microsoft Corp.	1,085	10,850,000	100	1/18/2019	(1,719,725)
Microsoft Corp.	933	9,796,500	105	1/18/2019	(1,082,280)
Microsoft Corp.	2,896	31,856,000	110	1/18/2019	(2,287,840)
Microsoft Corp.	413	5,162,500	125	1/17/2020	(345,681)
Microsoft Corp.	413	5,369,000	130	1/17/2020	(278,775)
Microsoft Corp.	413	5,575,500	135	1/17/2020	(216,412)
Philip Morris International	543	6,244,500	115	1/18/2019	(2,172)
State Street Corp.	586	5,860,000	100	1/18/2019	(14,650)
Texas Instruments, Inc.	633	7,912,500	125	1/18/2019	(34,182)
Texas Instruments, Inc.	82	1,066,000	130	1/17/2020	(33,620)
Texas Instruments, Inc.	634	8,242,000	130	1/18/2019	(15,216)
The PNC Financial Services	99	1,386,000	140	1/18/2019	(40,392)
The PNC Financial Services	99	1,435,500	145	1/18/2019	(26,334)
The PNC Financial Services	99	1,485,000	150	1/18/2019	(12,870)
The PNC Financial Services	99	1,534,500	155	1/18/2019	(5,346)
The PNC Financial Services	846	13,959,000	165	1/18/2019	(16,074)
The Priceline Group Inc.	23	4,370,000	1,900	1/18/2019	(345,000)
The Priceline Group Inc.	23	4,600,000	2,000	1/18/2019	(225,400)
Thermo Fisher Scientific, Inc.	329	7,567,000	230	1/18/2019	(634,970)
Thermo Fisher Scientific, Inc.	329	7,896,000	240	1/18/2019	(427,700)
Unitedhealth Group	444	11,544,000	260	1/18/2019	(648,240)
Unitedhealth Group	1,269	34,263,000	270	1/18/2019	(1,154,790)
Visa Inc.	543	6,516,000	120	1/18/2019	(1,694,160)
Visa Inc.	828	11,178,000	135	1/18/2019	(1,428,300)
Visa Inc.	797	11,158,000	140	1/18/2019	(1,036,100)
Visa Inc.	337	5,055,000	150	1/17/2020	(549,310)
Visa Inc.	336	5,040,000	150	1/17/2020	(462,000)
Visa Inc.	1,381	20,715,000	150	1/18/2019	(856,220)
Visa Inc.	542	8,672,000	160	1/17/2020	(632,514)
Visa Inc.	206	3,399,000	165	1/17/2020	(198,790)
Visa Inc.	197	2,068,500	105	1/18/2019	(901,275)
Visa Inc.	197	2,167,000	110	1/18/2019	(761,405)
Visa Inc.	197	2,265,500	115	1/18/2019	(708,215)
Visa Inc.	534	6,675,000	125	1/18/2019	(1,399,080)
Yum Brands Inc.	908	8,626,000	95	1/18/2019	(148,912)

Total Written Options					$(39,014,084)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.1%
Penn Series Index 500 Fund* (Cost $19,829,349)	2,088,431	$50,352,075

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $28,368,938)	2,300,921	33,409,379

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $87,272)	87,272	87,272

TOTAL INVESTMENTS — 100.1% (Cost $48,285,559)		$83,848,726

Other Assets & Liabilities — (0.1)%		(93,604)

TOTAL NET ASSETS — 100.0%		$83,755,122

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$50,352,075	$50,352,075	$—	$—
AFFILIATED FIXED INCOME FUNDS	33,409,379	33,409,379	—	—
SHORT-TERM INVESTMENTS	87,272	87,272	—	—

TOTAL INVESTMENTS	$83,848,726	$83,848,726	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 97.0%
Aerospace & Defense — 4.1%
Northrop Grumman Corp.	8,800	$2,792,856
The Boeing Co.	29,508	10,974,025

		13,766,881

Agriculture — 1.2%
Philip Morris International, Inc.	48,216	3,931,533

Apparel — 1.0%
NIKE, Inc., Class B	40,837	3,459,711

Auto Manufacturers — 2.6%
Ferrari N.V.	15,139	2,072,680
Tesla, Inc.*	24,417	6,464,889

		8,537,569

Auto Parts & Equipment — 0.8%
Aptiv PLC	33,500	2,810,650

Banks — 1.5%
First Republic Bank	5,311	509,856
JPMorgan Chase & Co.	21,440	2,419,290
Morgan Stanley	41,423	1,929,069

		4,858,215

Beverages — 0.2%
PepsiCo, Inc.	5,532	618,478

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	20,273	2,818,150
Celgene Corp.*	16,500	1,476,585
Vertex Pharmaceuticals, Inc.*	24,177	4,659,875

		8,954,610

Chemicals — 0.6%
DowDuPont, Inc.	29,082	1,870,263

Commercial Services — 6.9%
Equifax, Inc.	19,798	2,585,025
Mastercard, Inc., Class A	42,328	9,422,636
PayPal Holdings, Inc.*	37,941	3,332,737
TransUnion	38,755	2,851,593
Worldpay, Inc., Class A*	48,087	4,869,771

		23,061,762

Computers — 0.9%
Apple, Inc.	13,971	3,153,813

Diversified Financial Services — 6.8%
Ant International Co. Ltd., Class C*^,~,#	189,827	1,064,929
Intercontinental Exchange, Inc.	35,246	2,639,573
TD Ameritrade Holding Corp.	74,102	3,914,809
The Charles Schwab Corp.	78,600	3,863,190
Visa, Inc., Class A	74,629	11,201,067

		22,683,568

Electric — 0.4%
NextEra Energy, Inc.	7,217	1,209,569

Electronics — 1.7%
Fortive Corp.	35,170	2,961,314

	Number of Shares	Value†

Electronics — (continued)
Honeywell International, Inc.	16,162	$2,689,357

		5,650,671

Gas — 0.8%
Sempra Energy	22,028	2,505,685

Healthcare Products — 5.5%
Becton Dickinson & Co.	26,122	6,817,842
Intuitive Surgical, Inc.*	9,637	5,531,638
Stryker Corp.	33,622	5,973,957

		18,323,437

Healthcare Services — 6.3%
Anthem, Inc.	15,525	4,254,626
Centene Corp.*	19,634	2,842,610
Cigna Corp.	18,496	3,851,792
HCA Healthcare, Inc.	1,231	171,257
UnitedHealth Group, Inc.	31,775	8,453,421
WellCare Health Plans, Inc.*	4,124	1,321,701

		20,895,407

Home Builders — 0.3%
NVR, Inc.*	470	1,161,276

Insurance — 0.9%
Chubb Ltd.	23,100	3,087,084

Internet — 27.9%
Alibaba Group Holding Ltd. ADR*	40,866	6,733,082
Alphabet, Inc., Class A*	7,376	8,903,422
Alphabet, Inc., Class C*	8,285	9,887,899
Amazon.com, Inc.*	16,325	32,698,975
Booking Holdings, Inc.*	4,355	8,640,320
Facebook, Inc., Class A*	56,793	9,340,177
IAC/InterActive Corp.*	4,100	888,552
Netflix, Inc.*	13,139	4,915,694
Symantec Corp.	174,153	3,705,976
Tencent Holdings Ltd.	171,700	7,088,778
Uber Technologies, Inc., Class A*(1),^,~,#	575	28,044

		92,830,919

Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	8,834	713,611
Las Vegas Sands Corp.	32,200	1,910,426
MGM Resorts International	49,700	1,387,127
Wynn Resorts Ltd.	21,087	2,679,314

		6,690,478

Machinery - Diversified — 1.4%
Roper Technologies, Inc.	10,942	3,241,130
Wabtec Corp.	14,771	1,549,182

		4,790,312

Media — 1.3%
The Walt Disney Co.	35,609	4,164,116

Retail — 2.4%
Dollar General Corp.	10,750	1,174,975
Dollar Tree, Inc.*	30,524	2,489,232

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Dollarama, Inc.	52,605	$1,657,181
McDonald’s Corp.	15,300	2,559,537

		7,880,925

Semiconductors — 2.0%
ASML Holding N.V.	11,039	2,075,553
NVIDIA Corp.	15,900	4,468,218

		6,543,771

Software — 14.5%
Activision Blizzard, Inc.	28,086	2,336,474
Electronic Arts, Inc.*	21,727	2,617,886
Fidelity National Information Services, Inc.	22,833	2,490,395
Fiserv, Inc.*	31,172	2,567,950
Intuit, Inc.	20,601	4,684,668
Microsoft Corp.	152,643	17,457,780
Red Hat, Inc.*	28,131	3,833,693
salesforce.com, Inc.*	30,708	4,883,493
ServiceNow, Inc.*	9,422	1,843,226
VMware, Inc., Class A*	17,855	2,786,451
Workday, Inc., Class A*	17,885	2,610,852

		48,112,868

Water — 0.3%
American Water Works Co., Inc.	13,000	1,143,610

TOTAL COMMON STOCKS (Cost $223,738,008)		322,697,181

PREFERRED STOCKS — 1.3%
Internet — 0.4%
Uber Technologies, Inc., Series A, CONV*(1),^,~,#	82	3,999
Uber Technologies, Inc., Series B, CONV*(1),^,~,#	220	10,730
Uber Technologies, Inc., Series C-1, CONV*(1),^,~,#	58	2,829
Uber Technologies, Inc., Series C-2, CONV*(1),^,~,#	47	2,292
Uber Technologies, Inc., Series C-3, CONV*(1),^,~,#	1	49
Uber Technologies, Inc., Series D, CONV*(1),^,~,#	52	2,536
Uber Technologies, Inc., Series E, CONV*(1),^,~,#	25	1,219
Uber Technologies, Inc., Series G, CONV*(1),^,~,#	12,545	611,848
Uber Technologies, Inc., Series G-1, CONV*(1),^,~,#	126	6,145
Uber Technologies, Inc., Series Seed, CONV*(1),^,~,#	210	10,242
Xiaoju Kuaizhi, Inc. (didi), CONV*(1),^,~	11,920	607,111

		1,259,000

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*(1),^,~,#	9,999	1,173,983

	Number of Shares	Value†

Lodging — (continued)
Airbnb, Inc., Series E, CONV*(1),^,~,#	3,694	$433,712

		1,607,695

Real Estate — 0.2%
WeWork Companies, Inc., Class A, CONV*(1),^,~,#	329	21,629
WeWork Companies, Inc., Series E, CONV*(1),^,~,#	8,297	545,445

		567,074

Software — 0.2%
Magic Leap Inc., Series C, CONV*(1),^,~,#	15,808	426,816
Magic Leap, Inc., Series D, CONV*(1),^,~,#	10,934	295,218

		722,034

TOTAL PREFERRED STOCKS (Cost $2,661,836)		4,155,803

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
Crown Castle International Corp. (Cost $3,691,289)	36,725	4,088,594

	Par (000)	Value†
CORPORATE BONDS — 0.2%
Lodging — 0.2%
Caesars Entertainment Corp. 5.000%, 10/01/24 (Cost $642,578)	373	607,709

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,083,023	1,083,023
T. Rowe Price Investment, Ltd.	1,913	1,913

TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,936)		1,084,936

TOTAL INVESTMENTS — 100.0% (Cost $231,818,647)		$332,634,223

Other Assets & Liabilities — 0.0%		(107,852)

TOTAL NET ASSETS — 100.0%		$332,526,371

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
^	Illiquid security. The total market value of illiquid securities at September 30, 2018 is $5,248,776.
†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2018 is $5,248,776.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $5,248,776, which represented 1.6% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$407,090	$1,173,983
Airbnb Series E	7/14/2015	343,891	433,712
Ant International Co. Class C	6/7/2018	1,064,929	1,064,929
Magic Leap Series C	1/20/2016	364,106	426,816
Magic Leap Series D	10/12/2017	295,218	295,218
Uber Technologies Class A	1/16/2018	18,957	28,044
Uber Technologies Series A	1/16/2018	2,703	3,999
Uber Technologies Series B	1/16/2018	7,253	10,730
Uber Technologies Series C-1	1/16/2018	1,912	2,829
Uber Technologies Series C-2	1/16/2018	1,550	2,292
Uber Technologies Series C-3	1/16/2018	33	49
Uber Technologies Series D	1/16/2018	1,714	2,536
Uber Technologies Series E	1/16/2018	824	1,219
Uber Technologies Series G	1/16/2018	611,847	611,848
Uber Technologies Series G-1	1/16/2018	6,145	6,145
Uber Technologies Series Seed	1/16/2018	6,923	10,242
WeWork Companies Class A	6/23/2015	10,821	21,629
WeWork Companies Series E	6/23/2015	282,885	545,445
Xiaoju Kuaizhi Series A	10/19/2015	326,920	607,111

Total		$3,755,721	$5,248,776

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 09/30/2018 ††
United States	92%
China	4
Italy	1
Netherlands	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$13,766,881	$13,766,881	$—	$—
Agriculture	3,931,533	3,931,533	—	—
Apparel	3,459,711	3,459,711	—	—
Auto Manufacturers	8,537,569	8,537,569	—	—
Auto Parts & Equipment	2,810,650	2,810,650	—	—
Banks	4,858,215	4,858,215	—	—
Beverages	618,478	618,478	—	—
Biotechnology	8,954,610	8,954,610	—	—
Chemicals	1,870,263	1,870,263	—	—
Commercial Services	23,061,762	23,061,762	—	—
Computers	3,153,813	3,153,813	—	—
Diversified Financial Services	22,683,568	21,618,639	—	1,064,929
Electric	1,209,569	1,209,569	—	—
Electronics	5,650,671	5,650,671	—	—
Gas	2,505,685	2,505,685	—	—
Healthcare Products	18,323,437	18,323,437	—	—
Healthcare Services	20,895,407	20,895,407	—	—
Home Builders	1,161,276	1,161,276	—	—
Insurance	3,087,084	3,087,084	—	—
Internet	92,830,919	92,802,875	—	28,044
Lodging	6,690,478	6,690,478	—	—
Machinery - Diversified	4,790,312	4,790,312	—	—
Media	4,164,116	4,164,116	—	—
Retail	7,880,925	7,880,925	—	—
Semiconductors	6,543,771	6,543,771	—	—
Software	48,112,868	48,112,868	—	—
Water	1,143,610	1,143,610	—	—

TOTAL COMMON STOCKS	322,697,181	321,604,208	—	1,092,973

REAL ESTATE INVESTMENT TRUSTS	4,088,594	4,088,594	—	—

PREFERRED STOCKS	4,155,803	—	—	4,155,803
CORPORATE BONDS	607,709	—	607,709	—
SHORT-TERM INVESTMENTS	1,084,936	1,084,936	—	—

TOTAL INVESTMENTS	$332,634,223	$326,777,738	$607,709	$5,248,776

The Fund did not have any transfers in or transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 100.9%
Aerospace & Defense — 1.5%
United Technologies Corp.	6,646	$929,177

Apparel — 6.1%
adidas AG	2,675	655,015
LVMH Moet Hennessy Louis Vuitton S.E.	2,549	901,468
NIKE, Inc., Class B	15,842	1,342,134
VF Corp.	8,530	797,128

		3,695,745

Beverages — 1.1%
PepsiCo, Inc.	6,100	681,980

Chemicals — 3.6%
LyondellBasell Industries N.V., Class A	1,811	185,646
PPG Industries, Inc.	9,349	1,020,256
The Sherwin-Williams Co.	2,117	963,680

		2,169,582

Commercial Services — 9.4%
Ecolab, Inc.	7,362	1,154,214
Equifax, Inc.	2,045	267,016
Experian PLC	27,597	708,791
Mastercard, Inc., Class A	5,809	1,293,142
Moody’s Corp.	5,638	942,674
Verisk Analytics, Inc.*	11,135	1,342,324

		5,708,161

Computers — 8.8%
Accenture PLC, Class A	13,877	2,361,865
Apple, Inc.	8,584	1,937,752
Cognizant Technology Solutions Corp., Class A	13,899	1,072,308

		5,371,925

Cosmetics & Personal Care — 5.5%
Colgate-Palmolive Co.	18,844	1,261,606
Coty, Inc., Class A	42,071	528,412
L’Oreal S.A.	2,007	483,988
The Estee Lauder Cos., Inc., Class A	7,233	1,051,099

		3,325,105

Diversified Financial Services — 6.5%
CME Group, Inc.	2,221	378,036
The Blackstone Group LP	32,182	1,225,491
The Charles Schwab Corp.	7,197	353,732
Visa, Inc., Class A	13,285	1,993,946

		3,951,205

Electronics — 7.7%
Amphenol Corp., Class A	10,091	948,756
Fortive Corp.	9,222	776,492
Mettler-Toledo International, Inc.*	1,024	623,596
Thermo Fisher Scientific, Inc.	7,236	1,766,163
Waters Corp.*	3,069	597,473

		4,712,480

Entertainment — 0.7%
Paddy Power Betfair PLC	5,264	445,288

	Number of Shares	Value†

Healthcare Products — 0.9%
DENTSPLY SIRONA, Inc.	2,626	$99,105
The Cooper Cos., Inc.	1,684	466,721

		565,826

Household Products & Wares — 2.3%
Church & Dwight Co., Inc.	7,158	424,970
Reckitt Benckiser Group PLC	10,401	951,141

		1,376,111

Insurance — 2.2%
Aon PLC	8,558	1,316,049

Internet — 7.5%
Alibaba Group Holding Ltd. ADR*	2,923	481,593
Alphabet, Inc., Class A*	3,360	4,055,789

		4,537,382

Machinery - Diversified — 1.8%
Nordson Corp.	7,723	1,072,725

Media — 3.5%
Comcast Corp., Class A	46,131	1,633,499
The Walt Disney Co.	2,076	242,767
Twenty-First Century Fox, Inc., Class A	5,623	260,514

		2,136,780

Miscellaneous Manufacturing — 2.1%
Colfax Corp.*	9,205	331,932
Danaher Corp.	8,636	938,388

		1,270,320

Oil & Gas Services — 0.6%
Schlumberger Ltd.	6,129	373,379

Pharmaceuticals — 4.5%
Abbott Laboratories	17,572	1,289,082
Elanco Animal Health, Inc.*	1,177	41,065
Eli Lilly & Co.	3,142	337,168
Express Scripts Holding Co.*	4,300	408,543
Zoetis, Inc.	7,069	647,238

		2,723,096

Retail — 6.4%
AutoZone, Inc.*	360	279,252
CVS Health Corp.	7,311	575,522
Starbucks Corp.	31,513	1,791,199
The TJX Cos., Inc.	11,296	1,265,378

		3,911,351

Semiconductors — 5.5%
Analog Devices, Inc.	9,508	879,110
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,975	882,096
Texas Instruments, Inc.	14,970	1,606,131

		3,367,337

Software — 10.9%
Electronic Arts, Inc.*	10,557	1,272,013
Fidelity National Information Services, Inc.	11,531	1,257,686
Fiserv, Inc.*	15,287	1,259,343

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Microsoft Corp.	24,627	$2,816,590

		6,605,632

Transportation — 1.8%
Union Pacific Corp.	6,892	1,122,224

TOTAL COMMON STOCKS (Cost $43,710,683)		61,368,860

SHORT-TERM INVESTMENTS — 0.9%
Money Market — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $507,543)	507,543	507,543

TOTAL INVESTMENTS — 101.8% (Cost $44,218,226)		$61,876,403

Other Assets & Liabilities — (1.8)%		(1,068,434)

TOTAL NET ASSETS — 100.0%		$60,807,969

†	See Security Valuation Note.
*	Non-income producing security.

LP — Limited Partnership.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE

Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$61,368,860	$61,368,860	$—	$—

SHORT-TERM INVESTMENTS	507,543	507,543	—	—

TOTAL INVESTMENTS	$61,876,403	$61,876,403	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Aerospace & Defense — 1.5%
United Technologies Corp.	15,175	$2,121,617

Apparel — 4.6%
LVMH Moet Hennessy Louis Vuitton S.E.	18,092	6,398,336

Building Materials — 2.3%
Martin Marietta Materials, Inc.	8,447	1,536,931
Vulcan Materials Co.	14,894	1,656,213

		3,193,144

Chemicals — 2.8%
Praxair, Inc.	11,389	1,830,554
The Sherwin-Williams Co.	4,542	2,067,564

		3,898,118

Commercial Services — 4.3%
Ecolab, Inc.	12,941	2,028,890
Rollins, Inc.	36,285	2,202,137
S&P Global, Inc.	9,011	1,760,659

		5,991,686

Distribution & Wholesale — 0.8%
Watsco, Inc.	6,498	1,157,294

Electronics — 1.5%
Fortive Corp.	25,325	2,132,365

Environmental Control — 1.5%
Waste Management, Inc.	22,573	2,039,696

Healthcare Products — 3.8%
Intuitive Surgical, Inc.*	9,134	5,242,916

Insurance — 0.8%
Markel Corp.*	978	1,162,343

Internet — 22.6%
Alphabet, Inc., Class C*	4,687	5,593,794
Amazon.com, Inc.*	6,814	13,648,442
Booking Holdings, Inc.*	841	1,668,544
Facebook, Inc., Class A*	29,825	4,905,020
Twitter, Inc.*	199,277	5,671,423

		31,487,223

Media — 1.5%
The Walt Disney Co.	17,743	2,074,866

Miscellaneous Manufacturing — 1.6%
Danaher Corp.	20,222	2,197,323

Pharmaceuticals — 5.2%
Elanco Animal Health, Inc.*	104,123	3,632,851
Zoetis, Inc.	38,480	3,523,229

		7,156,080

Retail — 6.0%
Copart, Inc.*	40,485	2,086,192
Starbucks Corp.	110,041	6,254,731

		8,340,923

	Number of Shares	Value†

Software — 27.1%
Activision Blizzard, Inc.	79,768	$6,635,900
Adobe, Inc.*	6,678	1,802,726
ANSYS, Inc.*	11,276	2,105,004
Broadridge Financial Solutions, Inc.	15,592	2,057,364
Constellation Software, Inc.	2,754	2,025,272
Intuit, Inc.	9,562	2,174,399
salesforce.com, Inc.*	44,441	7,067,452
ServiceNow, Inc.*	24,756	4,843,016
SS&C Technologies Holdings, Inc.	35,812	2,035,196
Tyler Technologies, Inc.*	8,586	2,104,085
Workday, Inc., Class A*	33,091	4,830,624

		37,681,038

Transportation — 8.9%
Canadian National Railway Co.	56,537	5,077,023
Union Pacific Corp.	45,205	7,360,730

		12,437,753

TOTAL COMMON STOCKS (Cost $103,730,964)		134,712,721

SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,645,895)	4,645,895	4,645,895

TOTAL INVESTMENTS — 100.1% (Cost $108,376,859)		$139,358,616

Other Assets & Liabilities — (0.1)%		(127,285)

TOTAL NET ASSETS — 100.0%		$139,231,331

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 09/30/2018 ††
United States	90%
Canada	5
France	5

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$134,712,721	$134,712,721	$—	$—
SHORT-TERM INVESTMENTS	4,645,895	4,645,895	—	—

TOTAL INVESTMENTS	$139,358,616	$139,358,616	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.9%
Aerospace & Defense — 4.5%
Harris Corp.	13,196	$2,232,895
Northrop Grumman Corp.	7,803	2,476,438
United Technologies Corp.	31,113	4,349,909

		9,059,242

Agriculture — 1.2%
Philip Morris International, Inc.	30,034	2,448,972

Banks — 14.8%
Bank of America Corp.	209,669	6,176,849
Citigroup, Inc.	63,166	4,531,529
Fifth Third Bancorp	80,280	2,241,418
JPMorgan Chase & Co.	58,005	6,545,284
State Street Corp.	25,982	2,176,772
The PNC Financial Services Group, Inc.	22,690	3,090,151
Wells Fargo & Co.	100,317	5,272,661

		30,034,664

Beverages — 1.4%
PepsiCo, Inc.	25,241	2,821,944

Building Materials — 2.0%
Johnson Controls International PLC	67,156	2,350,460
Vulcan Materials Co.	15,207	1,691,018

		4,041,478

Chemicals — 1.4%
DowDuPont, Inc.	42,916	2,759,928

Commercial Services — 1.5%
Alliance Data Systems Corp.	12,847	3,033,948

Computers — 1.4%
Apple, Inc.	12,911	2,914,529

Diversified Financial Services — 3.8%
American Express Co.	23,051	2,454,701
Ameriprise Financial, Inc.	18,860	2,784,868
Discover Financial Services	33,249	2,541,886

		7,781,455

Electric — 4.0%
Exelon Corp.	77,844	3,398,669
NextEra Energy, Inc.	18,434	3,089,538
PG&E Corp.	32,895	1,513,499

		8,001,706

Electronics — 3.2%
Honeywell International, Inc.	15,945	2,653,248
nVent Electric PLC	58,290	1,583,156
Sensata Technologies Holding PLC*	44,168	2,188,525

		6,424,929

Food — 1.6%
Mondelez International, Inc., Class A	73,376	3,152,233

Healthcare Products — 2.4%
Medtronic PLC	48,721	4,792,685

	Number of Shares	Value†

Healthcare Services — 4.7%
Humana, Inc.	7,558	$2,558,534
Laboratory Corp. of America Holdings*	18,371	3,190,675
UnitedHealth Group, Inc.	13,873	3,690,773

		9,439,982

Housewares — 0.5%
Newell Brands, Inc.	51,989	1,055,377

Insurance — 5.2%
American International Group, Inc.	58,322	3,105,063
Fidelity National Financial, Inc.	53,844	2,118,761
MetLife, Inc.	59,369	2,773,720
The Travelers Cos, Inc.	19,559	2,536,998

		10,534,542

Leisure Time — 0.8%
Harley-Davidson, Inc.	36,041	1,632,657

Media — 4.3%
Comcast Corp., Class A	107,158	3,794,465
Nielsen Holdings PLC	69,284	1,916,395
Twenty-First Century Fox, Inc., Class B	64,563	2,958,277

		8,669,137

Miscellaneous Manufacturing — 1.1%
Eaton Corp. PLC	25,717	2,230,435

Oil & Gas — 7.4%
Anadarko Petroleum Corp.	52,390	3,531,610
Chevron Corp.	31,779	3,885,936
Hess Corp.	28,969	2,073,601
Marathon Petroleum Corp.	39,632	3,169,371
Royal Dutch Shell PLC ADR, Class A	32,477	2,212,983

		14,873,501

Oil & Gas Services — 2.2%
Baker Hughes a GE Co.	85,873	2,905,083
Halliburton Co.	37,688	1,527,495

		4,432,578

Packaging and Containers — 0.8%
Sealed Air Corp.	40,957	1,644,424

Pharmaceuticals — 9.9%
Abbott Laboratories	57,706	4,233,312
Allergan PLC	15,649	2,980,822
Bristol-Myers Squibb Co.	49,109	3,048,687
Eli Lilly & Co.	25,469	2,733,078
Merck & Co., Inc.	57,787	4,099,410
Pfizer, Inc.	68,747	3,029,680

		20,124,989

Real Estate — 1.0%
CBRE Group, Inc., Class A*	47,162	2,079,844

Retail — 3.2%
Advance Auto Parts, Inc.	13,890	2,338,104
CVS Health Corp.	28,969	2,280,439

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Qurate Retail, Inc.*	84,456	$1,875,768

		6,494,311

Semiconductors — 1.2%
QUALCOMM, Inc.	34,790	2,505,924

Software — 4.2%
Microsoft Corp.	38,100	4,357,497
Oracle Corp.	82,067	4,231,375

		8,588,872

Telecommunications — 3.7%
Cisco Systems, Inc.	91,260	4,439,799
Verizon Communications, Inc.	55,387	2,957,112

		7,396,911

Transportation — 1.5%
Norfolk Southern Corp.	17,045	3,076,622

TOTAL COMMON STOCKS (Cost $138,415,172)		192,047,819

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Advertising — 0.6%
Outfront Media, Inc.	62,242	1,241,728

Diversified — 1.1%
Weyerhaeuser Co.	69,701	2,249,251

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,428,075)		3,490,979

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,068,362)	7,068,362	7,068,362

TOTAL INVESTMENTS — 100.1% (Cost $148,911,609)		$202,607,160

Other Assets & Liabilities — (0.1)%		(173,707)

TOTAL NET ASSETS — 100.0%		$202,433,453

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 09/30/2018 ††
United States	95%
Ireland	3
Netherlands	1
United Kingdom	1
Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$192,047,819	$192,047,819	$—	$—

REAL ESTATE INVESTMENT TRUSTS	3,490,979	3,490,979

SHORT-TERM INVESTMENTS	7,068,362	7,068,362	—	—

TOTAL INVESTMENTS	$202,607,160	$202,607,160	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.3%
Banks — 12.5%
Bank of America Corp.	191,756	$5,649,132
Credit Suisse Group AG ADR*	191,013	2,853,734
JPMorgan Chase & Co.	61,118	6,896,555
KeyCorp.	170,841	3,398,028
The PNC Financial Services Group, Inc.	27,753	3,779,681
U.S. Bancorp	58,057	3,065,990

		25,643,120

Beverages — 2.5%
Constellation Brands, Inc., Class A	7,127	1,536,724
PepsiCo, Inc.	32,054	3,583,637

		5,120,361

Biotechnology — 1.3%
Gilead Sciences, Inc.	35,400	2,733,234

Chemicals — 2.0%
DowDuPont, Inc.	64,505	4,148,317

Computers — 2.5%
Apple, Inc.	8,474	1,912,921
Leidos Holdings, Inc.	47,879	3,311,311

		5,224,232

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	37,487	2,509,755

Diversified Financial Services — 4.3%
Ally Financial, Inc.	63,297	1,674,206
American Express Co.	13,244	1,410,354
Discover Financial Services	27,538	2,105,280
Raymond James Financial, Inc.	21,004	1,933,418
The Charles Schwab Corp.	34,308	1,686,238

		8,809,496

Electric — 4.9%
CMS Energy Corp.	63,903	3,131,247
Edison International	36,268	2,454,618
NextEra Energy, Inc.	27,345	4,583,022

		10,168,887

Electronics — 1.7%
FLIR Systems, Inc.	58,102	3,571,530

Engineering & Construction — 1.6%
Fluor Corp.	55,975	3,252,147

Food — 2.8%
McCormick & Co., Inc.	14,617	1,925,790
Mondelez International, Inc., Class A	89,376	3,839,593

		5,765,383

Gas — 1.2%
Sempra Energy	22,045	2,507,619

Healthcare Products — 2.8%
Baxter International, Inc.	36,094	2,782,486
Boston Scientific Corp.*	75,726	2,915,451

		5,697,937

	Number of Shares	Value†

Healthcare Services — 1.7%
Anthem, Inc.	12,402	$3,398,768

Insurance — 3.6%
American Financial Group, Inc.	15,030	1,667,879
American International Group, Inc.	48,627	2,588,902
Berkshire Hathaway, Inc., Class B*	15,157	3,245,265

		7,502,046

Internet — 1.7%
Alphabet, Inc., Class C*	2,877	3,433,613

Lodging — 0.5%
Marriott International, Inc., Class A	8,005	1,056,900

Machinery - Diversified — 1.5%
Gardner Denver Holdings, Inc.*	108,643	3,078,943

Media — 2.2%
The Walt Disney Co.	23,702	2,771,712
Twenty-First Century Fox, Inc., Class A	39,662	1,837,540

		4,609,252

Miscellaneous Manufacturing — 5.2%
General Electric Co.	128,597	1,451,860
Hexcel Corp.	32,497	2,178,924
Parker-Hannifin Corp.	19,004	3,495,406
Textron, Inc.	49,414	3,531,618

		10,657,808

Oil & Gas — 8.8%
ConocoPhillips	52,047	4,028,438
EOG Resources, Inc.	25,004	3,189,760
Exxon Mobil Corp.	96,839	8,233,252
Phillips 66	23,950	2,699,644

		18,151,094

Oil & Gas Services — 2.7%
Halliburton Co.	86,101	3,489,674
Oceaneering International, Inc.*	78,754	2,173,610

		5,663,284

Packaging and Containers — 2.0%
Ball Corp.	71,260	3,134,727
Packaging Corp. of America	8,945	981,177

		4,115,904

Pharmaceuticals — 9.4%
GlaxoSmithKline PLC ADR	63,301	2,542,801
Johnson & Johnson	56,296	7,778,418
Merck & Co., Inc.	87,570	6,212,216
Pfizer, Inc.	62,655	2,761,206

		19,294,641

Retail — 4.6%
Starbucks Corp.	29,349	1,668,197
Tapestry, Inc.	47,461	2,385,864
The TJX Cos., Inc.	19,402	2,173,412
Tiffany & Co.	11,514	1,484,961

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Tractor Supply Co.	18,953	$1,722,449

		9,434,883

Savings & Loans — 0.8%
Sterling Bancorp	71,288	1,568,336

Semiconductors — 3.5%
NXP Semiconductors N.V.	16,640	1,422,720
QUALCOMM, Inc.	80,845	5,823,265

		7,245,985

Telecommunications — 4.0%
Verizon Communications, Inc.	153,968	8,220,352

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	17,004	1,665,032

TOTAL COMMON STOCKS (Cost $170,670,250)		194,248,859

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 2.5%
AvalonBay Communities, Inc.	21,156	3,832,409
Invitation Homes, Inc.	60,047	1,375,677

		5,208,086

Office Property — 1.2%
Boston Properties, Inc.	19,146	2,356,681

Regional Malls — 1.4%
Simon Property Group, Inc.	16,126	2,850,271

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,019,749)		10,415,038

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $645,413)	645,413	645,413

TOTAL INVESTMENTS — 99.7% (Cost $181,335,412)		$205,309,310

Other Assets & Liabilities — 0.3%		572,166

TOTAL NET ASSETS — 100.0%		$205,881,476

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$194,248,859	$194,248,859	$—	$—

REAL ESTATE INVESTMENT TRUSTS	10,415,038	10,415,038	—	—

SHORT-TERM INVESTMENTS	645,413	645,413	—	—

TOTAL INVESTMENTS	$205,309,310	$205,309,310	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Advertising — 0.1%
Omnicom Group, Inc.	4,551	$309,559
The Interpublic Group of Cos., Inc.	7,882	180,261

		489,820

Aerospace & Defense — 2.6%
Arconic, Inc.	7,949	174,958
General Dynamics Corp.	5,532	1,132,511
Harris Corp.	2,477	419,133
L3 Technologies, Inc.	1,600	340,192
Lockheed Martin Corp.	4,989	1,725,994
Northrop Grumman Corp.	3,547	1,125,711
Raytheon Co.	5,844	1,207,721
Rockwell Collins, Inc.	3,248	456,247
The Boeing Co.	10,882	4,047,016
TransDigm Group, Inc.*	1,000	372,300
United Technologies Corp.	15,123	2,114,347

		13,116,130

Agriculture — 1.1%
Altria Group, Inc.	38,319	2,311,019
Archer-Daniels-Midland Co.	11,267	566,392
Philip Morris International, Inc.	31,489	2,567,613

		5,445,024

Airlines — 0.5%
Alaska Air Group, Inc.	2,542	175,042
American Airlines Group, Inc.	8,603	355,562
Delta Air Lines, Inc.	12,925	747,453
Southwest Airlines Co.	10,701	668,277
United Continental Holdings, Inc.*	4,900	436,394

		2,382,728

Apparel — 0.7%
Hanesbrands, Inc.	7,600	140,068
Michael Kors Holdings Ltd.*	3,128	214,456
NIKE, Inc., Class B	25,961	2,199,416
Ralph Lauren Corp.	1,060	145,803
Under Armour, Inc., Class A*	3,900	82,758
Under Armour, Inc., Class C*	3,927	76,419
VF Corp.	6,620	618,639

		3,477,559

Auto Manufacturers — 0.4%
Ford Motor Co.	79,602	736,319
General Motors Co.	25,780	868,013
PACCAR, Inc.	7,018	478,557

		2,082,889

Auto Parts & Equipment — 0.1%
Aptiv PLC	5,500	461,450
BorgWarner, Inc.	3,768	161,195
The Goodyear Tire & Rubber Co.	5,070	118,587

		741,232

Banks — 7.0%
Bank of America Corp.	189,002	5,567,999
BB&T Corp.	15,556	755,088
Capital One Financial Corp.	9,908	940,566
Citigroup, Inc.	51,605	3,702,143

	Number of Shares	Value†

Banks — (continued)
Citizens Financial Group, Inc.	9,677	$373,242
Comerica, Inc.	3,395	306,229
Fifth Third Bancorp	14,107	393,867
Huntington Bancshares, Inc.	21,898	326,718
JPMorgan Chase & Co.	68,344	7,711,937
KeyCorp.	21,450	426,641
M&T Bank Corp.	2,933	482,596
Morgan Stanley	27,333	1,272,898
Northern Trust Corp.	4,246	433,644
Regions Financial Corp.	22,994	421,940
State Street Corp.	7,394	619,469
SunTrust Banks, Inc.	9,296	620,880
SVB Financial Group*	1,100	341,913
The Bank of New York Mellon Corp.	18,919	964,680
The Goldman Sachs Group, Inc.	7,054	1,581,789
The PNC Financial Services Group, Inc.	9,415	1,282,229
U.S. Bancorp	31,478	1,662,353
Wells Fargo & Co.	88,424	4,647,565
Zions Bancorp N.A.	3,904	195,786

		35,032,172

Beverages — 1.7%
Brown-Forman Corp., Class B	3,674	185,721
Constellation Brands, Inc., Class A	3,403	733,755
Molson Coors Brewing Co., Class B	3,938	242,187
Monster Beverage Corp.*	8,504	495,613
PepsiCo, Inc.	28,559	3,192,896
The Coca-Cola Co.	77,159	3,563,974

		8,414,146

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.*	4,500	625,545
Amgen, Inc.	13,203	2,736,850
Biogen, Inc.*	4,127	1,458,110
Celgene Corp.*	14,324	1,281,855
Gilead Sciences, Inc.	26,429	2,040,583
Illumina, Inc.*	3,000	1,101,180
Incyte Corp.*	3,700	255,596
Regeneron Pharmaceuticals, Inc.*	1,537	621,009
Vertex Pharmaceuticals, Inc.*	5,163	995,117

		11,115,845

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	2,768	144,933
Johnson Controls International PLC	18,451	645,785
Martin Marietta Materials, Inc.	1,292	235,079
Masco Corp.	6,134	224,504
Vulcan Materials Co.	2,641	293,679

		1,543,980

Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,426	739,363
Albemarle Corp.	2,152	214,727
CF Industries Holdings, Inc.	4,829	262,891
DowDuPont, Inc.	47,045	3,025,464
Eastman Chemical Co.	2,982	285,437
FMC Corp.	2,800	244,104
International Flavors & Fragrances, Inc.	1,675	233,026

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
LyondellBasell Industries N.V., Class A	6,477	$663,957
PPG Industries, Inc.	5,003	545,977
Praxair, Inc.	5,856	941,235
The Mosaic Co.	6,834	221,968
The Sherwin-Williams Co.	1,670	760,201

		8,138,350

Commercial Services — 2.9%
Allegion PLC	1,966	178,061
Alliance Data Systems Corp.	1,000	236,160
Automatic Data Processing, Inc.	8,833	1,330,780
Cintas Corp.	1,801	356,256
Ecolab, Inc.	5,259	824,506
Equifax, Inc.	2,504	326,947
FleetCor Technologies, Inc.*	1,795	408,973
Gartner, Inc.*	1,800	285,300
Global Payments, Inc.	3,281	417,999
H&R Block, Inc.	4,166	107,274
IHS Markit Ltd.*	7,000	377,720
Mastercard, Inc., Class A	18,559	4,131,419
Moody’s Corp.	3,338	558,114
Paychex, Inc.	6,376	469,592
PayPal Holdings, Inc.*	24,171	2,123,181
Quanta Services, Inc.*	3,400	113,492
Robert Half International, Inc.	2,394	168,490
Rollins, Inc.	2,000	121,380
S&P Global, Inc.	5,124	1,001,178
The Western Union Co.	9,878	188,275
Total System Services, Inc.	3,477	343,319
United Rentals, Inc.*	1,729	282,864
Verisk Analytics, Inc.*	3,094	372,982

		14,724,262

Computers — 6.0%
Accenture PLC, Class A	13,015	2,215,153
Apple, Inc.	93,214	21,042,128
Cognizant Technology Solutions Corp., Class A	11,784	909,136
DXC Technology Co.	5,669	530,165
Hewlett Packard Enterprise Co.	30,433	496,362
HP, Inc.	32,765	844,354
International Business Machines Corp.	18,615	2,814,774
NetApp, Inc.	5,438	467,070
Seagate Technology PLC	5,900	279,365
Western Digital Corp.	6,197	362,772

		29,961,279

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	17,752	1,188,496
Coty, Inc., Class A	9,763	122,623
The Estee Lauder Cos., Inc., Class A	4,574	664,694
The Procter & Gamble Co.	50,908	4,237,073

		6,212,886

Distribution & Wholesale — 0.2%
Fastenal Co.	5,800	336,516
Genuine Parts Co.	3,005	298,697
LKQ Corp.*	6,400	202,688

	Number of Shares	Value†

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	1,010	$360,984

		1,198,885

Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc.	1,047	143,146
American Express Co.	14,337	1,526,747
Ameriprise Financial, Inc.	2,908	429,395
BlackRock, Inc.	2,499	1,177,854
Cboe Global Markets, Inc.	2,300	220,708
CME Group, Inc.	6,895	1,173,598
Discover Financial Services	6,979	533,544
E*TRADE Financial Corp.*	5,382	281,963
Franklin Resources, Inc.	6,656	202,409
Intercontinental Exchange, Inc.	11,644	872,019
Invesco Ltd.	8,067	184,573
Jefferies Financial Group, Inc.	6,365	139,775
Nasdaq, Inc.	2,500	214,500
Raymond James Financial, Inc.	2,553	235,004
Synchrony Financial	14,664	455,757
T. Rowe Price Group, Inc.	4,981	543,826
The Charles Schwab Corp.	24,066	1,182,844
Visa, Inc., Class A	36,020	5,406,242

		14,923,904

Electric — 2.5%
AES Corp.	12,844	179,816
Alliant Energy Corp.	4,717	200,803
Ameren Corp.	5,005	316,416
American Electric Power Co., Inc.	9,999	708,729
CMS Energy Corp.	5,874	287,826
Consolidated Edison, Inc.	6,305	480,378
Dominion Resources, Inc.	13,190	926,993
DTE Energy Co.	3,735	407,601
Duke Energy Corp.	14,041	1,123,561
Edison International	6,437	435,656
Entergy Corp.	3,568	289,472
Evergy, Inc.	5,599	307,497
Eversource Energy	6,393	392,786
Exelon Corp.	19,610	856,173
FirstEnergy Corp.	9,256	344,046
NextEra Energy, Inc.	9,468	1,586,837
NRG Energy, Inc.	6,300	235,620
PG&E Corp.	10,450	480,804
Pinnacle West Capital Corp.	2,369	187,577
PPL Corp.	13,998	409,581
Public Service Enterprise Group, Inc.	10,289	543,156
SCANA Corp.	3,100	120,559
The Southern Co.	20,563	896,547
WEC Energy Group, Inc.	6,350	423,926
Xcel Energy, Inc.	10,163	479,795

		12,622,155

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,700	371,864
Emerson Electric Co.	12,789	979,382

		1,351,246

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 1.6%
Agilent Technologies, Inc.	6,344	$447,506
Amphenol Corp., Class A	6,093	572,864
FLIR Systems, Inc.	2,637	162,096
Fortive Corp.	6,205	522,461
Garmin Ltd.	2,400	168,120
Honeywell International, Inc.	15,031	2,501,158
Mettler-Toledo International, Inc.*	515	313,625
PerkinElmer, Inc.	2,270	220,803
TE Connectivity Ltd.	7,100	624,303
Thermo Fisher Scientific, Inc.	8,175	1,995,354
Waters Corp.*	1,542	300,197

		7,828,487

Engineering & Construction — 0.1%
Fluor Corp.	2,770	160,937
Jacobs Engineering Group, Inc.	2,583	197,599

		358,536

Environmental Control — 0.2%
Republic Services, Inc.	4,557	331,112
Stericycle, Inc.*	1,700	99,756
Waste Management, Inc.	8,100	731,916

		1,162,784

Food — 1.2%
Campbell Soup Co.	4,016	147,106
Conagra Brands, Inc.	8,061	273,832
General Mills, Inc.	11,892	510,405
Hormel Foods Corp.	5,600	220,640
Kellogg Co.	5,200	364,104
McCormick & Co., Inc.	2,419	318,703
Mondelez International, Inc., Class A	29,972	1,287,597
Sysco Corp.	9,675	708,694
The Hershey Co.	2,755	281,010
The J.M. Smucker Co.	2,231	228,923
The Kraft Heinz Co.	12,139	668,980
The Kroger Co.	16,124	469,370
Tyson Foods, Inc., Class A	5,856	348,608

		5,827,972

Forest Products & Paper — 0.1%
International Paper Co.	8,500	417,775

Gas — 0.2%
CenterPoint Energy, Inc.	8,509	235,274
NiSource, Inc.	6,493	161,805
Sempra Energy	5,656	643,370

		1,040,449

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,093	200,675
Stanley Black & Decker, Inc.	3,199	468,461

		669,136

Healthcare Products — 2.5%
ABIOMED, Inc.*	843	379,139
Align Technology, Inc.*	1,487	581,744
Baxter International, Inc.	9,928	765,350
Becton Dickinson & Co.	5,418	1,414,098

	Number of Shares	Value†

Healthcare Products — (continued)
Boston Scientific Corp.*	28,021	$1,078,808
DENTSPLY SIRONA, Inc.	4,726	178,359
Edwards Lifesciences Corp.*	4,191	729,653
Henry Schein, Inc.*	3,100	263,593
Hologic, Inc.*	5,358	219,571
IDEXX Laboratories, Inc.*	1,777	443,646
Intuitive Surgical, Inc.*	2,293	1,316,182
Medtronic PLC	27,258	2,681,369
ResMed, Inc.	2,900	334,486
Stryker Corp.	6,538	1,161,672
The Cooper Cos., Inc.	1,000	277,150
Varian Medical Systems, Inc.*	1,961	219,495
Zimmer Biomet Holdings, Inc.	4,129	542,840

		12,587,155

Healthcare Services — 2.6%
Aetna, Inc.	6,659	1,350,778
Anthem, Inc.	5,141	1,408,891
Centene Corp.*	4,128	597,652
Cigna Corp.	4,864	1,012,928
DaVita, Inc.*	2,752	197,126
Envision Healthcare Corp.*	2,623	119,950
HCA Healthcare, Inc.	5,717	795,349
Humana, Inc.	2,808	950,564
IQVIA Holdings, Inc.*	3,000	389,220
Laboratory Corp. of America Holdings*	2,077	360,733
Quest Diagnostics, Inc.	2,787	300,745
UnitedHealth Group, Inc.	19,463	5,177,937
Universal Health Services, Inc., Class B	1,804	230,623
WellCare Health Plans, Inc.*	1,000	320,490

		13,212,986

Home Builders — 0.1%
D.R. Horton, Inc.	6,876	290,030
Lennar Corp., Class A	5,536	258,476
PulteGroup, Inc.	5,063	125,410

		673,916

Home Furnishings — 0.0%
Whirlpool Corp.	1,260	149,625

Household Products & Wares — 0.3%
Avery Dennison Corp.	1,883	204,023
Church & Dwight Co., Inc.	4,777	283,610
Kimberly-Clark Corp.	6,972	792,298
The Clorox Co.	2,597	390,615

		1,670,546

Housewares — 0.0%
Newell Brands, Inc.	9,594	194,758

Insurance — 4.0%
Aflac, Inc.	15,531	731,044
American International Group, Inc.	18,240	971,098
Aon PLC	4,962	763,056
Arthur J Gallagher & Co.	3,731	277,736
Assurant, Inc.	1,160	125,222
Berkshire Hathaway, Inc., Class B*	39,636	8,486,464

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Brighthouse Financial, Inc.*	2,135	$94,452
Chubb Ltd.	9,423	1,259,290
Cincinnati Financial Corp.	2,992	229,815
Everest Re Group Ltd.	800	182,776
Lincoln National Corp.	4,548	307,718
Loews Corp.	5,425	272,498
Marsh & McLennan Cos., Inc.	10,295	851,602
MetLife, Inc.	20,801	971,823
Principal Financial Group, Inc.	5,300	310,527
Prudential Financial, Inc.	8,541	865,374
The Allstate Corp.	7,048	695,638
The Hartford Financial Services Group, Inc.	7,474	373,401
The Progressive Corp.	11,839	841,043
The Travelers Cos, Inc.	5,483	711,200
Torchmark Corp.	2,044	177,194
Unum Group	4,667	182,340
Willis Towers Watson PLC	2,745	386,880

		20,068,191

Internet — 9.4%
Alphabet, Inc., Class A*	6,079	7,337,839
Alphabet, Inc., Class C*	6,262	7,473,509
Amazon.com, Inc.*	8,325	16,674,975
Booking Holdings, Inc.*	979	1,942,336
eBay, Inc.*	18,761	619,488
Expedia, Inc.	2,403	313,543
F5 Networks, Inc.*	1,300	259,246
Facebook, Inc., Class A*	49,041	8,065,283
Netflix, Inc.*	8,755	3,275,508
Symantec Corp.	12,738	271,065
TripAdvisor, Inc.*	1,994	101,834
Twitter, Inc.*	15,046	428,209
VeriSign, Inc.*	2,255	361,071

		47,123,906

Iron & Steel — 0.1%
Nucor Corp.	6,375	404,494

Leisure Time — 0.3%
Carnival Corp.	8,144	519,343
Harley-Davidson, Inc.	3,471	157,236
Norwegian Cruise Line Holdings Ltd.*	3,800	218,234
Royal Caribbean Cruises Ltd.	3,500	454,790

		1,349,603

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	5,800	468,524
Marriott International, Inc., Class A	5,973	788,615
MGM Resorts International	10,500	293,055
Wynn Resorts Ltd.	1,730	219,814

		1,770,008

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	12,061	1,839,182

Machinery - Diversified — 0.6%
Cummins, Inc.	3,092	451,648
Deere & Co.	6,541	983,309

	Number of Shares	Value†

Machinery - Diversified — (continued)
Flowserve Corp.	2,800	$153,132
Rockwell Automation, Inc.	2,527	473,863
Roper Technologies, Inc.	2,100	622,041
Xylem, Inc.	3,538	282,580

		2,966,573

Media — 2.2%
CBS Corp., Class B	6,970	400,426
Charter Communications, Inc., Class A*	3,663	1,193,698
Comcast Corp., Class A	93,097	3,296,565
Discovery Communications, Inc., Class A*	3,500	112,000
Discovery Communications, Inc., Class C*	6,876	203,392
DISH Network Corp., Class A*	4,352	155,628
News Corp., Class A	7,615	100,442
News Corp., Class B	2,500	34,000
Nielsen Holdings PLC	6,921	191,435
The Walt Disney Co.	30,144	3,525,039
Twenty-First Century Fox, Inc., Class A	21,073	976,312
Twenty-First Century Fox, Inc., Class B	9,100	416,962
Viacom, Inc., Class B	7,381	249,183

		10,855,082

Mining — 0.1%
Freeport-McMoRan, Inc.	27,196	378,568
Newmont Mining Corp.	10,697	323,050

		701,618

Miscellaneous Manufacturing — 1.9%
3M Co.	12,053	2,539,688
A.O. Smith Corp.	2,818	150,397
Danaher Corp.	12,488	1,356,946
Dover Corp.	3,235	286,394
Eaton Corp. PLC	8,721	756,372
General Electric Co.	174,693	1,972,284
Illinois Tool Works, Inc.	6,187	873,109
Ingersoll-Rand PLC	4,982	509,659
Leggett & Platt, Inc.	2,854	124,977
Parker-Hannifin Corp.	2,645	486,495
Pentair PLC	3,319	143,879
Textron, Inc.	5,109	365,140

		9,565,340

Office & Business Equipment — 0.0%
Xerox Corp.	4,538	122,435

Oil & Gas — 4.9%
Anadarko Petroleum Corp.	10,605	714,883
Andeavor	2,789	428,112
Apache Corp.	7,635	363,960
Cabot Oil & Gas Corp.	8,823	198,694
Chevron Corp.	39,008	4,769,898
Cimarex Energy Co.	1,861	172,961
Concho Resources, Inc.*	3,890	594,198
ConocoPhillips	23,608	1,827,259
Devon Energy Corp.	10,498	419,290
EOG Resources, Inc.	11,746	1,498,437
EQT Corp.	5,000	221,150
Exxon Mobil Corp.	86,106	7,320,732

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Helmerich & Payne, Inc.	2,300	$158,171
Hess Corp.	5,260	376,511
Marathon Oil Corp.	17,044	396,784
Marathon Petroleum Corp.	9,368	749,159
Newfield Exploration Co.*	4,100	118,203
Noble Energy, Inc.	9,538	297,490
Occidental Petroleum Corp.	15,447	1,269,280
Phillips 66	8,473	955,077
Pioneer Natural Resources Co.	3,445	600,085
Valero Energy Corp.	8,717	991,559

		24,441,893

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	8,186	276,932
Halliburton Co.	17,441	706,884
HollyFrontier Corp.	3,700	258,630
National Oilwell Varco, Inc.	7,802	336,110
Schlumberger Ltd.	27,953	1,702,897
TechnipFMC PLC	9,072	283,500

		3,564,953

Packaging and Containers — 0.2%
Ball Corp.	7,252	319,015
Packaging Corp. of America	2,000	219,380
Sealed Air Corp.	3,231	129,725
WestRock Co.	5,037	269,177

		937,297

Pharmaceuticals — 6.3%
Abbott Laboratories	35,582	2,610,295
AbbVie, Inc.	30,515	2,886,109
Allergan PLC	6,545	1,246,692
AmerisourceBergen Corp.	3,367	310,505
Bristol-Myers Squibb Co.	32,860	2,039,949
Cardinal Health, Inc.	6,482	350,028
Eli Lilly & Co.	19,371	2,078,702
Express Scripts Holding Co.*	11,348	1,078,173
Johnson & Johnson	54,556	7,538,002
McKesson Corp.	4,065	539,222
Merck & Co., Inc.	54,447	3,862,470
Mylan N.V.*	10,456	382,690
Nektar Therapeutics*	3,300	201,168
Perrigo Co. PLC	2,700	191,160
Pfizer, Inc.	119,304	5,257,727
Zoetis, Inc.	9,755	893,168

		31,466,060

Pipelines — 0.4%
Kinder Morgan, Inc.	38,959	690,743
ONEOK, Inc.	7,989	541,574
The Williams Cos., Inc.	24,149	656,612

		1,888,929

Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,896	260,014

Retail — 5.6%
Advance Auto Parts, Inc.	1,441	242,563
AutoZone, Inc.*	534	414,224

	Number of Shares	Value†

Retail — (continued)
Best Buy Co., Inc.	4,943	$392,276
CarMax, Inc.*	3,567	266,348
Chipotle Mexican Grill, Inc.*	500	227,260
Copart, Inc.*	4,200	216,426
Costco Wholesale Corp.	8,874	2,084,325
CVS Health Corp.	20,411	1,606,754
Darden Restaurants, Inc.	2,428	269,969
Dollar General Corp.	5,073	554,479
Dollar Tree, Inc.*	4,729	385,650
Foot Locker, Inc.	2,248	114,603
Kohl’s Corp.	3,501	260,999
L Brands, Inc.	5,260	159,378
Lowe’s Cos., Inc.	16,588	1,904,634
Macy’s, Inc.	6,263	217,514
McDonald’s Corp.	15,802	2,643,517
Nordstrom, Inc.	2,331	139,417
O’Reilly Automotive, Inc.*	1,626	564,742
PVH Corp.	1,500	216,600
Ross Stores, Inc.	7,547	747,908
Starbucks Corp.	27,871	1,584,188
Tapestry, Inc.	5,884	295,789
Target Corp.	10,844	956,549
The Gap, Inc.	4,382	126,421
The Home Depot, Inc.	23,258	4,817,895
The TJX Cos., Inc.	12,578	1,408,988
Tiffany & Co.	2,105	271,482
Tractor Supply Co.	2,600	236,288
Ulta Beauty, Inc.*	1,119	315,692
Walgreens Boots Alliance, Inc.	17,272	1,259,129
Walmart, Inc.	29,308	2,752,314
Yum! Brands, Inc.	6,442	585,642

		28,239,963

Savings & Loans — 0.0%
People’s United Financial, Inc.	6,500	111,280

Semiconductors — 3.9%
Advanced Micro Devices, Inc.*	17,000	525,130
Analog Devices, Inc.	7,569	699,830
Applied Materials, Inc.	20,633	797,466
Broadcom, Inc.	8,817	2,175,418
Intel Corp.	93,931	4,441,997
IPG Photonics Corp.*	800	124,856
KLA-Tencor Corp.	3,256	331,168
Lam Research Corp.	3,359	509,560
Microchip Technology, Inc.	4,518	356,515
Micron Technology, Inc.*	23,452	1,060,734
NVIDIA Corp.	12,304	3,457,670
Qorvo, Inc.*	2,470	189,918
QUALCOMM, Inc.	28,283	2,037,225
Skyworks Solutions, Inc.	3,822	346,694
Texas Instruments, Inc.	19,776	2,121,767
Xilinx, Inc.	5,043	404,297

		19,580,245

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	900	$230,472

Software — 6.9%
Activision Blizzard, Inc.	15,257	1,269,230
Adobe, Inc.*	9,975	2,692,751
Akamai Technologies, Inc.*	3,490	255,293
ANSYS, Inc.*	1,669	311,569
Autodesk, Inc.*	4,486	700,309
Broadridge Financial Solutions, Inc.	2,400	316,680
CA, Inc.	6,469	285,606
Cadence Design Systems, Inc.*	5,481	248,399
Cerner Corp.*	6,300	405,783
Citrix Systems, Inc.*	2,591	288,016
Electronic Arts, Inc.*	6,243	752,219
Fidelity National Information Services, Inc.	6,722	733,169
Fiserv, Inc.*	8,202	675,681
Intuit, Inc.	5,307	1,206,812
Microsoft Corp.	155,796	17,818,389
MSCI, Inc.	1,765	313,129
Oracle Corp.	57,639	2,971,867
Red Hat, Inc.*	3,523	480,114
salesforce.com, Inc.*	15,443	2,455,900
Synopsys, Inc.*	3,000	295,830
Take-Two Interactive Software, Inc.*	2,300	317,377

		34,794,123

Telecommunications — 3.1%
Arista Networks, Inc.*	1,000	265,860
AT&T, Inc.	146,417	4,916,683
CenturyLink, Inc.	20,216	428,579
Cisco Systems, Inc.	93,073	4,528,002
Corning, Inc.	16,820	593,746
Juniper Networks, Inc.	6,771	202,927
Motorola Solutions, Inc.	3,278	426,599
Verizon Communications, Inc.	83,298	4,447,280

		15,809,676

Textiles — 0.0%
Mohawk Industries, Inc.*	1,308	229,358

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,412	253,549
Mattel, Inc.*	7,481	117,452

		371,001

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,900	283,968
CSX Corp.	16,733	1,239,079
Expeditors International of Washington, Inc.	3,482	256,032
FedEx Corp.	4,980	1,199,134
J.B. Hunt Transport Services, Inc.	1,800	214,092
Kansas City Southern	2,001	226,673
Norfolk Southern Corp.	5,688	1,026,684
Union Pacific Corp.	15,093	2,457,593
United Parcel Service, Inc., Class B	13,912	1,624,226

		8,527,481

	Number of Shares	Value†

Water — 0.1%
American Water Works Co., Inc.	3,534	$310,886

TOTAL COMMON STOCKS (Cost $212,680,225)		486,298,680

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,162	139,539
AvalonBay Communities, Inc.	2,750	498,163
Equity Residential	7,492	496,420
Essex Property Trust, Inc.	1,302	321,216
Mid-America Apartment Communities, Inc.	2,300	230,414
UDR, Inc.	5,545	224,184

		1,909,936

Building & Real Estate — 0.1%
Realty Income Corp.	5,700	324,273

Commercial Services — 0.0%
Iron Mountain, Inc.	5,197	179,400

Diversified — 0.8%
American Tower Corp.	8,895	1,292,443
Crown Castle International Corp.	8,400	935,172
Digital Realty Trust, Inc.	4,200	472,416
Duke Realty Corp.	6,867	194,817
SBA Communications Corp.*	2,312	371,377
Vornado Realty Trust	3,570	260,610
Weyerhaeuser Co.	15,073	486,406

		4,013,241

Healthcare — 0.2%
HCP, Inc.	9,163	241,170
Ventas, Inc.	7,153	388,980
Welltower, Inc.	7,444	478,798

		1,108,948

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	15,439	325,763

Industrial — 0.2%
Prologis, Inc.	12,792	867,170

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,000	251,580
Boston Properties, Inc.	3,063	377,025
SL Green Realty Corp.	1,800	175,554

		804,159

Regional Malls — 0.2%
Simon Property Group, Inc.	6,267	1,107,692
The Macerich Co.	2,223	122,910

		1,230,602

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,596	224,917

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	3,033	$611,544

		836,461

Strip Centers — 0.1%
Federal Realty Investment Trust	1,416	179,082
Kimco Realty Corp.	8,160	136,598
Regency Centers Corp.	3,629	234,687

		550,367

Telecommunications — 0.1%
Equinix, Inc.	1,583	685,265

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,135,940)		12,835,585

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bill (a) 2.054%, 12/06/18 (Cost $249,025)	250	249,025

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,861,998)	2,861,998	2,861,998

TOTAL INVESTMENTS — 100.0% (Cost $224,927,188)		$502,245,288

Other Assets & Liabilities — 0.0%		(88,390)

TOTAL NET ASSETS — 100.0%		$502,156,898

†	See Security Valuation Note.
*	Non-income producing security.
(a)	All or portion of securities segregated as collateral for futures contracts.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$486,298,680	$486,298,680	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,835,585	12,835,585	—	—
U.S. TREASURY OBLIGATIONS	249,025	—	249,025	—
SHORT-TERM INVESTMENTS	2,861,998	2,861,998	—	—

TOTAL INVESTMENTS	$502,245,288	$501,996,263	$249,025	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$17,628	$17,628	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$17,628	$17,628	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	12/31/2018	26	50	2,919	3,794,700	$17,628	$—

							$17,628	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.8%
Harris Corp.	12,737	$2,155,228
Spirit AeroSystems Holdings, Inc., Class A	3,648	334,412

		2,489,640

Apparel — 1.3%
Burberry Group PLC	66,008	1,733,611

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	46,566	1,992,094

Banks — 3.4%
First Republic Bank	22,126	2,124,096
SVB Financial Group*	3,145	977,560
Western Alliance Bancorp*	26,264	1,494,159

		4,595,815

Building Materials — 1.1%
Trex Co., Inc.*	19,788	1,523,280

Chemicals — 1.7%
Axalta Coating Systems Ltd.*	67,374	1,964,626
RPM International, Inc.	6,208	403,147

		2,367,773

Commercial Services — 7.8%
CoStar Group, Inc.*	9,348	3,934,012
MarketAxess Holdings, Inc.	7,508	1,340,103
Square, Inc., Class A*	29,158	2,886,934
TransUnion	33,694	2,479,204

		10,640,253

Distribution & Wholesale — 2.6%
Fastenal Co.	60,061	3,484,739

Diversified Financial Services — 2.4%
CME Group, Inc.	13,078	2,226,006
Oaktree Capital Group LLC	26,366	1,091,553

		3,317,559

Electronics — 1.0%
Fortive Corp.	16,702	1,406,308

Food — 2.8%
Sprouts Farmers Market, Inc.*	87,300	2,392,893
The Hershey Co.	13,330	1,359,660

		3,752,553

Healthcare Products — 9.4%
ABIOMED, Inc.*	7,134	3,208,516
Edwards Lifesciences Corp.*	17,670	3,076,347
Glaukos Corp.*	22,095	1,433,966
Intuitive Surgical, Inc.*	5,683	3,262,042
The Cooper Cos., Inc.	6,673	1,849,422

		12,830,293

Healthcare Services — 1.4%
Laboratory Corp. of America Holdings*	10,613	1,843,266

	Number of Shares	Value†

Household Products & Wares — 1.0%
The Scotts Miracle-Gro Co.	16,821	$1,324,317

Internet — 7.4%
GrubHub, Inc.*	27,840	3,859,181
MercadoLibre, Inc.	8,882	3,024,054
Pandora Media, Inc.*	262,076	2,492,343
Proofpoint, Inc.*	6,032	641,383

		10,016,961

Leisure Time — 3.0%
Norwegian Cruise Line Holdings Ltd.*	33,384	1,917,243
Polaris Industries, Inc.	21,945	2,215,348

		4,132,591

Machinery - Diversified — 4.9%
IDEX Corp.	16,123	2,429,091
The Middleby Corp.*	16,792	2,172,045
Wabtec Corp.	19,454	2,040,336

		6,641,472

Miscellaneous Manufacturing — 1.3%
A.O. Smith Corp.	33,928	1,810,737

Pharmaceuticals — 7.0%
BioMarin Pharmaceutical, Inc.*	20,591	1,996,709
DexCom, Inc.*	14,601	2,088,527
Jazz Pharmaceuticals PLC*	8,840	1,486,269
Zoetis, Inc.	43,338	3,968,028

		9,539,533

Retail — 17.5%
Chipotle Mexican Grill, Inc.*	8,533	3,878,419
Duluth Holdings, Inc., Class B*	22,513	708,259
Dunkin’ Brands Group, Inc.	37,355	2,753,811
Lululemon Athletica, Inc.*	16,900	2,746,081
National Vision Holdings, Inc.*	9,561	431,583
O’Reilly Automotive, Inc.*	8,203	2,849,066
Tiffany & Co.	24,188	3,119,526
Tractor Supply Co.	44,768	4,068,516
Ulta Beauty, Inc.*	11,223	3,166,233

		23,721,494

Semiconductors — 3.3%
IPG Photonics Corp.*	4,048	631,771
Maxim Integrated Products, Inc.	33,004	1,861,096
Microchip Technology, Inc.	25,305	1,996,818

		4,489,685

Software — 9.1%
Autodesk, Inc.*	10,025	1,565,003
Cerner Corp.*	10,606	683,132
Electronic Arts, Inc.*	27,086	3,263,592
Guidewire Software, Inc.*	27,839	2,812,017
ServiceNow, Inc.*	13,650	2,670,350
Tyler Technologies, Inc.*	5,712	1,399,783

		12,393,877

Telecommunications — 1.6%
Arista Networks, Inc.*	8,243	2,191,484

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Textiles — 1.2%
Mohawk Industries, Inc.*	9,036	$1,584,463

Transportation — 3.2%
Expeditors International of Washington, Inc.	36,987	2,719,654
Kansas City Southern	13,747	1,557,260

		4,276,914

TOTAL COMMON STOCKS (Cost $92,868,033)		134,100,712

	Number of Contracts	Value†
PURCHASED OPTION — 0.0%
Call Option — 0.0%
TOTAL PURCHASED OPTION (See open purchased option schedule) (Cost $7,204)	49	2,695

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,652,331)	1,652,331	1,652,331

TOTAL INVESTMENTS — 99.9% (Cost $94,527,568)		$135,755,738

Other Assets & Liabilities — 0.1%		76,214

TOTAL NET ASSETS — 100.0%		$135,831,952

	Number of Contracts	Value†
WRITTEN OPTION — 0.0%
Put Option — 0.0%
TOTAL WRITTEN OPTION (See open written option schedule) (Cost $(5,840))	(49)	(3,675)

†	See Security Valuation Note.
*	Non-income producing security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 09/30/2018 ††
United States	92%
Argentina	2
Bermuda	2
Canada	2
Ireland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$134,100,712	$134,100,712	$—	$—
PURCHASED OPTIONS	2,695	2,695	—	—
SHORT-TERM INVESTMENTS	1,652,331	1,652,331	—	—
TOTAL INVESTMENTS	$135,755,738	$135,755,738	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(3,675)	$(3,675)	$—	$—
Total Liabilities	$(3,675)	$(3,675)	$—	$—

Open Purchased Options

Call Options - 0.01%

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
NKTR	49	$343,000	$70	11/16/2018	$2,695

Total Purchased Options					$2,695

Open Written Options

Put Options - 0.00%

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
CMG	24	$144,000	$60	11/16/2018	$(1,800)
CMG	25	150,000	60	11/16/2018	(1,875)

Total Written Options					$(3,675)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 93.5%
Aerospace & Defense — 9.6%
AerCap Holdings N.V.*	119,000	$6,844,880
Esterline Technologies Corp.*	17,400	1,582,530
General Dynamics Corp.	29,350	6,008,532
Spirit AeroSystems Holdings, Inc., Class A	25,700	2,355,919

		16,791,861

Airlines — 2.0%
American Airlines Group, Inc.	84,700	3,500,651

Banks — 8.9%
BankUnited, Inc.	97,000	3,433,800
BB&T Corp.	52,200	2,533,788
Comerica, Inc.	36,400	3,283,280
KeyCorp.	180,000	3,580,200
State Street Corp.	32,700	2,739,606

		15,570,674

Beverages — 1.9%
Molson Coors Brewing Co., Class B	54,100	3,327,150

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	22,200	3,086,022

Building Materials — 2.4%
Johnson Controls International PLC	119,829	4,194,015

Chemicals — 1.6%
Ashland Global Holdings, Inc.	33,900	2,842,854

Computers — 5.4%
Conduent, Inc.*	168,600	3,796,872
Teradata Corp.*	68,000	2,564,280
Western Digital Corp.	53,923	3,156,653

		9,517,805

Electric — 4.4%
AES Corp.	325,100	4,551,400
Edison International	46,100	3,120,048

		7,671,448

Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	16,600	2,609,520

Electronics — 2.7%
Flex Ltd.*	212,700	2,790,624
Itron, Inc.*	29,100	1,868,220

		4,658,844

Entertainment — 3.3%
Lions Gate Entertainment Corp., Class A	39,100	953,649
Lions Gate Entertainment Corp., Class B	127,900	2,980,070
SeaWorld Entertainment, Inc.*	59,200	1,860,656

		5,794,375

Environmental Control — 2.4%
Covanta Holding Corp.	254,500	4,135,625

Food — 4.5%
The Hain Celestial Group, Inc.*	135,300	3,669,336

	Number of Shares	Value†

Food — (continued)
TreeHouse Foods, Inc.*	89,000	$4,258,650

		7,927,986

Gas — 1.1%
Vectren Corp.	27,500	1,965,975

Healthcare Products — 2.6%
Zimmer Biomet Holdings, Inc.	34,000	4,469,980

Healthcare Services — 1.6%
Envision Healthcare Corp.*	39,600	1,810,908
Molina Healthcare, Inc.*	6,500	966,550

		2,777,458

Home Furnishings — 1.5%
Whirlpool Corp.	22,700	2,695,625

Lodging — 3.8%
MGM Resorts International	81,900	2,285,829
Wyndham Destinations, Inc.	83,800	3,633,568
Wyndham Hotels & Resorts, Inc.	13,200	733,524

		6,652,921

Media — 1.8%
MSG Networks, Inc., Class A*	124,800	3,219,840

Miscellaneous Manufacturing — 2.9%
Hexcel Corp.	29,800	1,998,090
Valmont Industries, Inc.	22,600	3,130,100

		5,128,190

Oil & Gas — 4.0%
Cabot Oil & Gas Corp.	148,400	3,341,968
Devon Energy Corp.	90,700	3,622,558

		6,964,526

Pharmaceuticals — 3.3%
Perrigo Co. PLC	49,100	3,476,280
Teva Pharmaceutical Industries Ltd. ADR	107,400	2,313,396

		5,789,676

Pipelines — 3.5%
ONEOK, Inc.	50,000	3,389,500
The Williams Cos., Inc.	97,700	2,656,463

		6,045,963

Retail — 2.9%
Best Buy Co., Inc.	11,800	936,448
Chico’s FAS, Inc.	207,900	1,802,493
Party City Holdco, Inc.*	176,700	2,394,285

		5,133,226

Semiconductors — 2.3%
ON Semiconductor Corp.*	109,300	2,014,399
Skyworks Solutions, Inc.	22,800	2,068,188

		4,082,587

Software — 4.2%
Check Point Software Technologies Ltd.*	30,200	3,553,634

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Nuance Communications, Inc.*	213,788	$3,702,808

		7,256,442

Telecommunications — 4.7%
Amdocs Ltd.	27,200	1,794,656
ARRIS International PLC*	101,300	2,632,787
Ciena Corp.*	120,900	3,776,916

		8,204,359

Textiles — 0.9%
Mohawk Industries, Inc.*	9,300	1,630,755

TOTAL COMMON STOCKS (Cost $134,128,945)		163,646,353

REAL ESTATE INVESTMENT TRUSTS — 5.5%
Apartments — 1.4%
Invitation Homes, Inc.	110,429	2,529,928

Building & Real Estate — 2.5%
Starwood Property Trust, Inc.	201,900	4,344,888

Diversified — 1.6%
CoreCivic, Inc.	112,500	2,737,125

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,053,029)		9,611,941

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,501,984)	1,501,984	1,501,984

TOTAL INVESTMENTS — 99.9% (Cost $143,683,958)		$174,760,278

Other Assets & Liabilities — 0.1%		155,425

TOTAL NET ASSETS — 100.0%		$174,915,703

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 09/30/2018 ††
United States	87%
Ireland	4
Netherlands	4
Israel	3
Singapore	2

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$163,646,353	$163,646,353	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,611,941	9,611,941	—	—
SHORT-TERM INVESTMENTS	1,501,984	1,501,984	—	—

TOTAL INVESTMENTS	$174,760,278	$174,760,278	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.3%
Airlines — 1.2%
Southwest Airlines Co.	17,892	$1,117,355

Auto Manufacturers — 1.5%
Honda Motor Co. Ltd. ADR	26,560	798,925
PACCAR, Inc.	8,477	578,046

		1,376,971

Auto Parts & Equipment — 1.1%
Aptiv PLC	2,617	219,566
BorgWarner, Inc.	17,477	747,666

		967,232

Banks — 12.6%
Bank of Hawaii Corp.	15,618	1,232,416
BB&T Corp.	38,513	1,869,421
Comerica, Inc.	4,376	394,715
Commerce Bancshares, Inc.	15,849	1,046,351
M&T Bank Corp.	7,625	1,254,618
Northern Trust Corp.	19,648	2,006,650
Prosperity Bancshares, Inc.	4,063	281,769
State Street Corp.	6,191	518,682
SunTrust Banks, Inc.	14,985	1,000,848
UMB Financial Corp.	14,896	1,056,127
Westamerica Bancorporation	16,735	1,006,778

		11,668,375

Beverages — 0.5%
Molson Coors Brewing Co., Class B	7,655	470,783

Building Materials — 1.5%
Johnson Controls International PLC	39,894	1,396,290

Computers — 0.7%
HP, Inc.	26,119	673,087

Distribution & Wholesale — 1.0%
Genuine Parts Co.	9,547	948,972

Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.	9,814	1,449,135
Invesco Ltd.	83,021	1,899,521

		3,348,656

Electric — 6.1%
Ameren Corp.	12,799	809,153
Edison International	12,286	831,516
Eversource Energy	7,720	474,317
NorthWestern Corp.	20,490	1,201,943
Pinnacle West Capital Corp.	11,448	906,453
Xcel Energy, Inc.	29,837	1,408,605

		5,631,987

Electrical Components & Equipment — 4.2%
Emerson Electric Co.	14,506	1,110,869
Hubbell, Inc.	16,022	2,140,059
Schneider Electric S.E.	8,313	668,870

		3,919,798

	Number of Shares	Value†

Electronics — 1.8%
Keysight Technologies, Inc.*	6,601	$437,514
nVent Electric PLC	14,469	392,978
TE Connectivity Ltd.	9,856	866,638

		1,697,130

Environmental Control — 0.7%
Republic Services, Inc.	8,571	622,769

Food — 7.5%
Conagra Brands, Inc.	40,108	1,362,469
General Mills, Inc.	10,511	451,132
Kellogg Co.	13,159	921,393
Mondelez International, Inc., Class A	22,804	979,660
Orkla ASA	139,690	1,180,167
Sysco Corp.	15,324	1,122,483
The J.M. Smucker Co.	4,761	488,526
US Foods Holding Corp.*	12,475	384,480

		6,890,310

Food Service — 0.6%
Sodexo S.A.	5,326	564,824

Gas — 1.2%
Atmos Energy Corp.	5,707	535,944
Spire, Inc.	8,118	597,079

		1,133,023

Healthcare Products — 5.3%
Henry Schein, Inc.*	11,207	952,931
Siemens Healthineers AG*144A @	9,264	407,382
STERIS PLC	4,955	566,852
Zimmer Biomet Holdings, Inc.	22,781	2,995,018

		4,922,183

Healthcare Services — 0.6%
LifePoint Health, Inc.*	427	27,499
Quest Diagnostics, Inc.	4,863	524,766

		552,265

Home Builders — 1.6%
PulteGroup, Inc.	37,054	917,827
Thor Industries, Inc.	6,544	547,733

		1,465,560

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	7,496	851,845

Insurance — 5.9%
Aflac, Inc.	14,655	689,811
Arthur J Gallagher & Co.	10,409	774,846
Brown & Brown, Inc.	19,745	583,860
Chubb Ltd.	10,146	1,355,911
ProAssurance Corp.	14,529	682,137
Reinsurance Group of America, Inc.	5,617	811,993
The Travelers Cos, Inc.	1,975	256,177
Torchmark Corp.	3,816	330,809

		5,485,544

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Construction & Mining — 0.6%
Atlas Copco AB, Class B	19,606	$523,164

Machinery - Diversified — 1.2%
Cummins, Inc.	7,342	1,072,446

Miscellaneous Manufacturing — 3.5%
Eaton Corp. PLC	10,818	938,245
IMI PLC	60,657	867,297
Ingersoll-Rand PLC	7,199	736,458
Textron, Inc.	10,133	724,205

		3,266,205

Oil & Gas — 7.4%
Anadarko Petroleum Corp.	14,132	952,638
Cimarex Energy Co.	10,957	1,018,344
Devon Energy Corp.	27,875	1,113,327
EQT Corp.	30,338	1,341,850
Helmerich & Payne, Inc.	5,900	405,743
Imperial Oil Ltd.	21,282	688,722
Noble Energy, Inc.	41,018	1,279,351

		6,799,975

Oil & Gas Services — 2.2%
Baker Hughes a GE Co.	36,397	1,231,311
Halliburton Co.	12,534	508,003
National Oilwell Varco, Inc.	6,849	295,055

		2,034,369

Packaging and Containers — 4.4%
Bemis Co., Inc.	1,863	90,542
Graphic Packaging Holding Co.	90,783	1,271,870
Sonoco Products Co.	20,288	1,125,984
WestRock Co.	30,290	1,618,697

		4,107,093

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	24,430	1,319,220
McKesson Corp.	7,059	936,376

		2,255,596

Retail — 3.1%
Advance Auto Parts, Inc.	5,813	978,502
MSC Industrial Direct Co., Inc., Class A	15,456	1,361,828
Target Corp.	6,074	535,788

		2,876,118

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	64,095	816,570

Semiconductors — 3.7%
Applied Materials, Inc.	8,416	325,279
Lam Research Corp.	4,133	626,976
Maxim Integrated Products, Inc.	22,726	1,281,519
Microchip Technology, Inc.	11,530	909,832
Teradyne, Inc.	7,057	260,968

		3,404,574

Software — 0.4%
Cerner Corp.*	5,601	360,760

	Number of Shares	Value†

Transportation — 1.4%
Heartland Express, Inc.	45,047	$888,777
Norfolk Southern Corp.	2,047	369,484

		1,258,261

TOTAL COMMON STOCKS (Cost $77,852,853)		84,480,090

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Diversified — 1.9%
American Tower Corp.	2,015	292,780
Weyerhaeuser Co.	45,263	1,460,637

		1,753,417

Hotels & Resorts — 0.8%
MGM Growth Properties LLC, Class A	26,935	794,313

Office Property — 1.1%
Empire State Realty Trust, Inc., Class A	18,480	306,953
Piedmont Office Realty Trust, Inc., Class A	36,839	697,362

		1,004,315

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,356,496)		3,552,045

EXCHANGE TRADED FUNDS — 2.8%
Investment Companies — 2.8%
iShares Russell Mid-Cap Value ETF (Cost $2,593,995)	29,048	2,621,872

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,961,493)	1,961,493	1,961,493

TOTAL INVESTMENTS — 100.0% (Cost $85,764,837)		$92,615,500

Other Assets & Liabilities — 0.0%		(36,029)

TOTAL NET ASSETS — 100.0%		$92,579,471

144A @

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 09/30/2018 ††
United States	89%
Ireland	2
Switzerland	2
United Kingdom	2
France	1
Japan	1
Norway	1
Other	2

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$84,480,090	$84,480,090	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,552,045	3,552,045	—	—
EXCHANGE TRADED FUNDS	2,621,872	2,621,872	—	—
SHORT-TERM INVESTMENTS	1,961,493	1,961,493	—	—

TOTAL INVESTMENTS	$92,615,500	$92,615,500	$—	$—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$36,586	$—	36,586	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$36,586	$—	36,586	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobse- rvable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(3,534)	$—	$(3,534)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(3,534)	$—	$(3,534)	$—

(1)     Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2018 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Morgan Stanley	12/31/2018	(764,652)	1.28893	$(593,096)	$(593,247)	$—	$(151)
Sell	Euro	Credit Suisse	12/31/2018	(1,205,917)	0.85420	(1,428,290)	(1,411,752)	16,538	—
Sell	Japanese Yen	Bank of America	12/31/2018	(54,165,349)	112.72850	(484,402)	(480,494)	3,908	—
Sell	Norwegian Krone	Goldman Sachs	12/28/2018	(8,347,176)	8.10527	(1,026,729)	(1,029,846)	—	(3,117)
Sell	Pound Sterling	Morgan Stanley	12/31/2018	(584,421)	0.76356	(776,928)	(765,393)	11,535	—
Buy	Pound Sterling	Morgan Stanley	12/31/2018	17,794	0.76356	23,570	23,304	—	(266)
Sell	Swedish Krona	Goldman Sachs	12/28/2018	(3,766,705)	8.81310	(432,004)	(427,399)	4,605	—

Total								$36,586	$(3,534)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.0%
Aerospace & Defense — 2.7%
HEICO Corp.	5,825	$539,453
HEICO Corp., Class A	8,381	632,766
L3 Technologies, Inc.	3,461	735,878

		1,908,097

Apparel — 0.9%
Carter’s, Inc.	6,344	625,518

Auto Parts & Equipment — 0.3%
Delphi Technologies PLC	6,249	195,969

Banks — 3.2%
Amalgamated Bank, Class A*	9,476	182,792
Eagle Bancorp, Inc.*	12,164	615,498
First Republic Bank	6,511	625,056
Glacier Bancorp, Inc.	8,822	380,140
Old Line Bancshares, Inc.	5,297	167,597
Signature Bank	3,019	346,702

		2,317,785

Beverages — 1.0%
MGP Ingredients, Inc.	9,181	725,115

Biotechnology — 5.7%
ACADIA Pharmaceuticals, Inc.*	16,406	340,589
Acceleron Pharma, Inc.*	6,982	399,580
Alder Biopharmaceuticals, Inc.*	26,350	438,727
Amarin Corp. PLC ADR*	15,401	250,574
Bluebird Bio, Inc.*	3,002	438,292
ElectroCore LLC*	15,726	220,164
Evelo Biosciences, Inc.*	8,103	98,695
Exact Sciences Corp.*	3,792	299,265
Exelixis, Inc.*	37,467	663,915
Sage Therapeutics, Inc.*	1,424	201,140
Seattle Genetics, Inc.*	2,338	180,307
Spark Therapeutics, Inc.*	2,535	138,284
UNITY Biotechnology, Inc.*	13,306	216,755
Y-mAbs Therapeutics, Inc.*	6,681	177,447

		4,063,734

Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	8,447	442,285
Summit Materials, Inc., Class A*	39,460	717,383

		1,159,668

Chemicals — 1.3%
Ashland Global Holdings, Inc.	9,035	757,675
Ingevity Corp.*	1,765	179,818

		937,493

Commercial Services — 7.6%
Bright Horizons Family Solutions, Inc.*	11,924	1,405,124
Evo Payments, Inc., Class A*	2,882	68,880
Gartner, Inc.*	2,362	374,377
Global Payments, Inc.	10,443	1,330,438
Green Dot Corp., Class A*	4,321	383,791
Healthcare Services Group, Inc.	20,791	844,531
Rollins, Inc.	2,873	174,362

	Number of Shares	Value†

Commercial Services — (continued)
Total System Services, Inc.	8,572	$846,399

		5,427,902

Computers — 0.9%
ForeScout Technologies, Inc.*	16,212	612,165

Distribution & Wholesale — 0.6%
SiteOne Landscape Supply, Inc.*	5,959	448,951

Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc.	3,513	480,297
Cboe Global Markets, Inc.	3,402	326,456
Lazard Ltd., Class A	25,542	1,229,337
SLM Corp.*	45,936	512,186

		2,548,276

Electrical Components & Equipment — 0.7%
Hubbell, Inc.	3,724	497,415

Electronics — 2.9%
Badger Meter, Inc.	15,134	801,345
PerkinElmer, Inc.	6,873	668,537
Sensata Technologies Holding PLC*	12,693	628,938

		2,098,820

Entertainment — 1.4%
Vail Resorts, Inc.	3,566	978,582

Environmental Control — 0.6%
Evoqua Water Technologies Corp.*	14,163	251,818
U.S. Ecology, Inc.	2,898	213,728

		465,546

Food — 1.5%
McCormick & Co., Inc.	8,284	1,091,417

Healthcare Products — 6.4%
ABIOMED, Inc.*	965	434,009
IDEXX Laboratories, Inc.*	2,844	710,033
NuVasive, Inc.*	2,589	183,767
Tandem Diabetes Care, Inc.*	2,321	99,432
Teleflex, Inc.	6,304	1,677,431
The Cooper Cos., Inc.	1,999	554,023
West Pharmaceutical Services, Inc.	7,581	936,026

		4,594,721

Healthcare Services — 1.3%
Acadia Healthcare Co., Inc.*	16,097	566,614
Medpace Holdings, Inc.*	6,289	376,774

		943,388

Home Builders — 1.5%
M/I Homes, Inc.*	24,453	585,160
Thor Industries, Inc.	2,932	245,409
Winnebago Industries, Inc.	6,801	225,453

		1,056,022

Household Products & Wares — 1.4%
Avery Dennison Corp.	9,238	1,000,937

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 5.1%
Farfetch Ltd., Class A*	5,178	$140,997
GoDaddy, Inc., Class A*	20,249	1,688,564
GrubHub, Inc.*	2,657	368,313
IAC/InterActive Corp.*	4,053	878,366
Proofpoint, Inc.*	1,717	182,569
Wix.com Ltd.*	3,454	413,444

		3,672,253

Leisure Time — 0.1%
Brunswick Corp.	1,056	70,773

Lodging — 1.7%
Choice Hotels International, Inc.	14,938	1,244,335

Machinery - Diversified — 5.1%
Cognex Corp.	18,489	1,032,056
Graco, Inc.	8,942	414,372
IDEX Corp.	3,923	591,039
Welbilt, Inc.*	35,470	740,614
Xylem, Inc.	10,671	852,293

		3,630,374

Media — 0.3%
World Wrestling Entertainment, Inc., Class A	2,064	199,651

Metal Fabricate/Hardware — 0.9%
Mueller Water Products, Inc., Class A	15,780	181,628
RBC Bearings, Inc.*	3,165	475,889

		657,517

Miscellaneous Manufacturing — 1.9%
A.O. Smith Corp.	3,113	166,141
John Bean Technologies Corp.	10,126	1,208,032

		1,374,173

Oil & Gas — 1.7%
Centennial Resource Development, Inc., Class A*	11,438	249,920
Cheniere Energy, Inc.*	3,332	231,541
Diamondback Energy, Inc.	1,913	258,619
Parsley Energy, Inc., Class A*	8,259	241,576
WPX Energy, Inc.*	12,386	249,206

		1,230,862

Pharmaceuticals — 8.4%
Agios Pharmaceuticals, Inc.*	7,789	600,688
Alkermes PLC*	17,339	735,867
Aratana Therapeutics, Inc.*	13,734	80,207
DexCom, Inc.*	2,874	411,097
Elanco Animal Health, Inc.*	11,969	417,598
Gritstone Oncology, Inc.*	6,135	87,362
GW Pharmaceuticals PLC ADR*	1,835	316,978
Heska Corp.*	1,700	192,627
Marinus Pharmaceuticals, Inc.*	12,215	122,150
Neogen Corp.*	6,675	477,463
Neurocrine Biosciences, Inc.*	5,967	733,643
PRA Health Sciences, Inc.*	5,206	573,649
Sarepta Therapeutics, Inc.*	5,072	819,179

	Number of Shares	Value†

Pharmaceuticals — (continued)
TESARO, Inc.*	10,441	$407,303

		5,975,811

Retail — 8.4%
Burlington Stores, Inc.*	7,595	1,237,377
Domino’s Pizza, Inc.	2,112	622,618
Dunkin’ Brands Group, Inc.	27,589	2,033,861
Five Below, Inc.*	6,961	905,348
PVH Corp.	4,528	653,843
Wingstop, Inc.	7,939	541,996

		5,995,043

Semiconductors — 2.9%
Advanced Micro Devices, Inc.*	23,100	713,559
Marvell Technology Group Ltd.	44,188	852,829
MKS Instruments, Inc.	5,996	480,579

		2,046,967

Software — 11.9%
athenahealth, Inc.*	1,381	184,502
Black Knight Inc.*	38,927	2,022,258
Cadence Design Systems, Inc.*	21,705	983,670
InterXion Holding N.V.*	18,583	1,250,636
MSCI, Inc.	4,007	710,882
PTC, Inc.*	12,117	1,286,704
Splunk, Inc.*	4,216	509,756
SVMK, Inc.*	8,001	128,256
Take-Two Interactive Software, Inc.*	2,705	373,263
The Ultimate Software Group, Inc.*	3,372	1,086,425

		8,536,352

Telecommunications — 1.1%
Viavi Solutions, Inc.*	48,738	552,689
Zayo Group Holdings, Inc.*	6,299	218,701

		771,390

Transportation — 2.4%
Genesee & Wyoming, Inc., Class A*	1,222	111,190
Kansas City Southern	3,026	342,785
Old Dominion Freight Line, Inc.	7,686	1,239,444

		1,693,419

TOTAL COMMON STOCKS (Cost $58,161,177)		70,796,441

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Diversified — 0.7%
SBA Communications Corp.* (Cost $321,789)	3,108	499,238

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $298,963)	298,963	298,963

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP GROWTH FUND

TOTAL INVESTMENTS — 100.1% (Cost $58,781,929)	$71,594,642

Other Assets & Liabilities — (0.1)%	(96,976)

TOTAL NET ASSETS — 100.0%	$71,497,666

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 09/30/2018 ††
United States	92%
Bermuda	2
Netherlands	2
Bangladesh	1
Ireland	1
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$70,796,441	$70,796,441	$—	$—
REAL ESTATE INVESTMENT TRUSTS	499,238	499,238
SHORT-TERM INVESTMENTS	298,963	298,963	—	—

TOTAL INVESTMENTS	$71,594,642	$71,594,642	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.3%
Airlines — 3.5%
Alaska Air Group, Inc.	18,870	$1,299,388
Hawaiian Holdings, Inc.	24,980	1,001,698
SkyWest, Inc.	18,826	1,108,852

		3,409,938

Apparel — 0.6%
Skechers U.S.A., Inc., Class A*	21,230	592,954

Auto Manufacturers — 1.1%
Oshkosh Corp.	14,230	1,013,745

Auto Parts & Equipment — 1.6%
Cooper-Standard Holdings, Inc.*	8,573	1,028,589
Lear Corp.	3,653	529,685

		1,558,274

Banks — 10.6%
Associated Banc-Corp.	39,700	1,032,200
BankUnited, Inc.	32,220	1,140,588
Comerica, Inc.	13,065	1,178,463
Huntington Bancshares, Inc.	59,830	892,664
Synovus Financial Corp.	21,720	994,559
Texas Capital Bancshares, Inc.*	14,285	1,180,655
Umpqua Holdings Corp.	59,474	1,237,059
Webster Financial Corp.	17,648	1,040,526
Zions Bancorp N.A.	31,313	1,570,347

		10,267,061

Beverages — 1.2%
Cott Corp.	69,521	1,122,764

Chemicals — 0.8%
Orion Engineered Carbons SA	23,500	754,350

Commercial Services — 3.1%
Booz Allen Hamilton Holding Corp.	20,188	1,001,930
Quanta Services, Inc.*	31,311	1,045,161
Sotheby’s*	20,035	985,522

		3,032,613

Computers — 3.8%
Genpact Ltd.	45,200	1,383,572
NCR Corp.*	47,586	1,351,918
NetScout Systems, Inc.*	36,570	923,393

		3,658,883

Diversified Financial Services — 0.8%
OneMain Holdings, Inc.*	23,040	774,374

Electric — 3.7%
Alliant Energy Corp.	25,691	1,093,666
Black Hills Corp.	11,611	674,483
PNM Resources, Inc.	21,470	846,991
Portland General Electric Co.	19,880	906,727

		3,521,867

Electrical Components & Equipment — 1.3%
EnerSys	14,707	1,281,421

	Number of Shares	Value†

Electronics — 2.0%
Avnet, Inc.	27,060	$1,211,476
Sanmina Corp.*	27,650	763,140

		1,974,616

Engineering & Construction — 2.4%
AECOM*	23,974	782,991
Granite Construction, Inc.	16,650	760,905
Tutor Perini Corp.*	41,720	784,336

		2,328,232

Food — 3.3%
Ingredion, Inc.	8,509	893,105
Nomad Foods Ltd.*	58,860	1,192,503
US Foods Holding Corp.*	34,090	1,050,654

		3,136,262

Gas — 0.9%
Southwest Gas Holdings, Inc.	10,890	860,637

Hand & Machine Tools — 1.1%
Regal Beloit Corp.	12,980	1,070,201

Healthcare Services — 4.8%
ICON PLC*	8,628	1,326,555
LifePoint Health, Inc.*	18,210	1,172,724
Molina Healthcare, Inc.*	7,120	1,058,744
WellCare Health Plans, Inc.*	3,222	1,032,619

		4,590,642

Home Builders — 1.7%
Lennar Corp., Class A	21,527	1,005,096
Taylor Morrison Home Corp., Class A*	36,680	661,707

		1,666,803

Insurance — 9.6%
American Financial Group, Inc.	10,524	1,167,848
Essent Group Ltd.*	26,944	1,192,272
Everest Re Group Ltd.	7,160	1,635,845
First American Financial Corp.	16,620	857,426
Old Republic International Corp.	51,450	1,151,451
Reinsurance Group of America, Inc.	11,700	1,691,352
Selective Insurance Group, Inc.	12,856	816,356
The Hanover Insurance Group, Inc.	5,720	705,677

		9,218,227

Internet — 0.5%
CDW Corp.	5,590	497,063

Machinery - Construction & Mining — 0.8%
Terex Corp.	18,800	750,308

Machinery - Diversified — 0.6%
SPX FLOW, Inc.*	10,824	562,848

Media — 1.1%
Houghton Mifflin Harcourt Co.*	64,230	449,610
Scholastic Corp.	12,450	581,290

		1,030,900

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 1.2%
Alcoa Corp.*	27,710	$1,119,484

Miscellaneous Manufacturing — 1.2%
Trinseo SA	15,260	1,194,858

Office Furnishings — 1.0%
Steelcase, Inc., Class A	53,820	995,670

Oil & Gas — 4.8%
Oasis Petroleum, Inc.*	89,410	1,267,834
Patterson-UTI Energy, Inc.	43,940	751,813
QEP Resources, Inc.*	121,842	1,379,252
SM Energy Co.	39,040	1,230,931

		4,629,830

Oil & Gas Services — 5.7%
Dril-Quip, Inc.*	13,580	709,555
Helix Energy Solutions Group, Inc.*	41,730	412,292
HollyFrontier Corp.	9,960	696,204
MRC Global, Inc.*	44,850	841,835
Oil States International, Inc.*	32,060	1,064,392
RPC, Inc.	58,420	904,342
SRC Energy, Inc.*	96,960	861,974

		5,490,594

Packaging and Containers — 1.2%
Graphic Packaging Holding Co.	81,110	1,136,351

Retail — 3.8%
Bloomin’ Brands, Inc.	55,670	1,101,709
BMC Stock Holdings, Inc.*	31,130	580,575
Signet Jewelers Ltd.	18,860	1,243,440
The Michaels Cos, Inc.*	45,780	743,009

		3,668,733

Savings & Loans — 1.3%
Sterling Bancorp	57,260	1,259,720

Semiconductors — 2.6%
Cypress Semiconductor Corp.	57,170	828,393
MaxLinear, Inc.*	31,380	623,834
Mellanox Technologies Ltd.*	5,680	417,196
Qorvo, Inc.*	8,204	630,806

		2,500,229

Software — 1.6%
Verint Systems, Inc.*	30,215	1,513,771

Telecommunications — 3.5%
Amdocs Ltd.	14,525	958,360
Anixter International, Inc.*	14,270	1,003,181
Finisar Corp.*	53,690	1,022,794
Infinera Corp.*	56,350	411,355

		3,395,690

Transportation — 1.5%
Atlas Air Worldwide Holdings, Inc.*	11,230	715,912

	Number of Shares	Value†

Transportation — (continued)
Werner Enterprises, Inc.	20,960	$740,936

		1,456,848

TOTAL COMMON STOCKS (Cost $75,568,387)		87,036,761

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Apartments — 2.6%
American Campus Communities, Inc.	28,532	1,174,377
Camden Property Trust	14,528	1,359,385

		2,533,762

Diversified — 1.3%
STAG lndustrial, Inc.	45,810	1,259,775

Industrial — 0.6%
Gramercy Property Trust	22,862	627,334

Manufactured Homes — 1.3%
Sun Communities, Inc.	12,130	1,231,680

Office Property — 1.1%
Empire State Realty Trust, Inc., Class A	64,828	1,076,793

Storage & Warehousing — 1.2%
CubeSmart	38,889	1,109,503

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,846,342)		7,838,847

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,700,918)	1,700,918	1,700,918

TOTAL INVESTMENTS — 100.2% (Cost $85,115,647)		$96,576,526

Other Assets & Liabilities — (0.2)%		(153,481)

TOTAL NET ASSETS — 100.0%		$96,423,045

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 09/30/2018 ††
United States	94%
Bermuda	2
Canada	1
Ireland	1
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$87,036,761	$87,036,761	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,838,847	7,838,847	—	—
SHORT-TERM INVESTMENTS	1,700,918	1,700,918	—	—
TOTAL INVESTMENTS	$96,576,526	$96,576,526	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.7%
Advertising — 0.8%
Yext, Inc.*	37,298	$883,963

Aerospace & Defense — 2.2%
HEICO Corp., Class A	33,775	2,550,013

Apparel — 0.7%
Carter’s, Inc.	7,850	774,010

Auto Parts & Equipment — 0.6%
Visteon Corp.*	6,931	643,890

Banks — 1.3%
Kearny Financial Corp.	47,574	658,900
Texas Capital Bancshares, Inc.*	10,067	832,037

		1,490,937

Biotechnology — 4.2%
AnaptysBio, Inc.*	5,739	572,580
BioCryst Pharmaceuticals, Inc.*	46,981	358,465
Biohaven Pharmaceutical Holding Co., Ltd.*	13,298	499,340
Insmed, Inc.*	20,190	408,242
Ligand Pharmaceuticals, Inc.*	4,019	1,103,175
NeoGenomics, Inc.*	74,063	1,136,867
Puma Biotechnology, Inc.*	7,703	353,183
WaVe Life Sciences Ltd.*	6,929	346,450

		4,778,302

Building Materials — 0.5%
Summit Materials, Inc., Class A*	29,017	527,529

Chemicals — 4.3%
CSW Industrials, Inc.*	23,710	1,273,227
H.B. Fuller Co.	17,455	901,900
Rogers Corp.*	6,683	984,539
Sensient Technologies Corp.	22,458	1,718,262

		4,877,928

Commercial Services — 10.5%
Cambium Learning Group, Inc.*	43,475	514,744
CoStar Group, Inc.*	1,918	807,171
Euronet Worldwide, Inc.*	19,583	1,962,608
Gartner, Inc.*	3,668	581,378
Healthcare Services Group, Inc.	20,260	822,961
HealthEquity, Inc.*	9,280	876,125
K12, Inc.*	29,498	522,115
LendingTree, Inc.*	1,211	278,651
MarketAxess Holdings, Inc.	3,770	672,907
MAXIMUS, Inc.	10,103	657,301
ServiceMaster Global Holdings, Inc.*	40,171	2,491,807
TriNet Group, Inc.*	7,039	396,437
WEX, Inc.*	7,347	1,474,984

		12,059,189

Computers — 2.2%
Jack Henry & Associates, Inc.	8,144	1,303,692
Kornit Digital Ltd.*	28,217	617,952
LivePerson, Inc.*	21,497	557,847

		2,479,491

	Number of Shares	Value†

Diversified Financial Services — 2.4%
LPL Financial Holdings, Inc.	26,701	$1,722,481
SLM Corp.*	60,639	676,125
WisdomTree Investments, Inc.	38,160	323,597

		2,722,203

Electrical Components & Equipment — 2.8%
Belden, Inc.	23,770	1,697,416
EnerSys	11,813	1,029,266
Novanta, Inc.*	7,860	537,624

		3,264,306

Electronics — 1.8%
National Instruments Corp.	14,557	703,540
OSI Systems, Inc.*	9,022	688,469
Sensata Technologies Holding PLC*	12,711	629,830

		2,021,839

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., Class A	44,054	903,107
Cedar Fair LP	19,532	1,017,227
Manchester United PLC, Class A	32,130	722,925

		2,643,259

Environmental Control — 0.5%
Clean Harbors, Inc.*	7,905	565,840

Food — 0.4%
Hostess Brands, Inc.*	42,485	470,309

Forest Products & Paper — 0.7%
Neenah, Inc.	8,829	761,943

Hand & Machine Tools — 1.3%
Kennametal, Inc.	21,775	948,519
Milacron Holdings Corp.*	29,307	593,467

		1,541,986

Healthcare Products — 8.1%
AngioDynamics, Inc.*	40,340	876,992
Bio-Techne Corp.	6,873	1,402,848
Bruker Corp.	18,230	609,793
Glaukos Corp.*	14,840	963,116
ICU Medical, Inc.*	3,532	998,673
Merit Medical Systems, Inc.*	11,879	729,964
Natus Medical, Inc.*	18,703	666,762
Nevro Corp.*	6,608	376,656
RA Medical Systems, Inc.*	30,068	547,238
STERIS PLC	18,138	2,074,987

		9,247,029

Healthcare Services — 1.9%
Catalent, Inc.*	47,536	2,165,265

Home Builders — 0.4%
Thor Industries, Inc.	6,103	510,821

Hotels & Resorts — 0.4%
Playa Hotels & Resorts N.V.*	48,349	465,601

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — 0.6%
Ontex Group N.V.	30,563	$651,152

Insurance — 1.0%
RLI Corp.	14,112	1,108,921

Internet — 3.5%
ChannelAdvisor Corp.*	27,144	337,943
Farfetch Ltd., Class A*	12,032	327,631
MakeMyTrip Ltd.*	19,157	525,860
The Trade Desk, Inc., Class A*	8,038	1,213,015
Zendesk, Inc.*	15,295	1,085,945
Zillow Group, Inc., Class A*	11,752	519,438

		4,009,832

Machinery - Diversified — 1.6%
Nordson Corp.	6,471	898,822
Wabtec Corp.	8,414	882,460

		1,781,282

Metal Fabricate/Hardware — 1.4%
Rexnord Corp.*	50,782	1,564,086

Miscellaneous Manufacturing — 3.6%
Hillenbrand, Inc.	23,660	1,237,418
ITT, Inc.	17,574	1,076,583
Proto Labs, Inc.*	4,234	684,850
Standex International Corp.	10,236	1,067,103

		4,065,954

Oil & Gas — 0.6%
Magnolia Oil & Gas Corp.*	47,523	713,320

Pharmaceuticals — 7.7%
Amicus Therapeutics, Inc.*	31,480	380,593
DBV Technologies SA ADR*	16,851	378,473
Diplomat Pharmacy, Inc.*	25,940	503,495
Eagle Pharmaceuticals, Inc.*	12,880	892,970
Enanta Pharmaceuticals, Inc.*	3,865	330,303
FibroGen, Inc.*	10,345	628,459
Global Blood Therapeutics, Inc.*	8,116	308,408
GW Pharmaceuticals PLC ADR*	4,370	754,874
Heron Therapeutics, Inc.*	24,349	770,646
Heska Corp.*	5,169	585,699
Ironwood Pharmaceuticals, Inc.*	41,173	760,054
Knight Therapeutics, Inc.*	66,568	423,636
Neurocrine Biosciences, Inc.*	9,227	1,134,460
Prestige Consumer Healthcare, Inc.*	23,881	904,851

		8,756,921

Publishing / Newspapers — 0.9%
Cimpress N.V.*	7,949	1,085,913

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	4,270	616,246

Retail — 4.4%
Biglari Holdings, Inc., Class B*	2,210	400,783
Casey’s General Stores, Inc.	4,588	592,357
Dunkin’ Brands Group, Inc.	11,852	873,729

	Number of Shares	Value†

Retail — (continued)
Sally Beauty Holdings, Inc.*	39,508	$726,552
Texas Roadhouse, Inc.	10,788	747,501
The Lovesac Co.*	38,198	954,186
Williams-Sonoma, Inc.	11,422	750,654

		5,045,762

Savings & Loans — 0.4%
Pacific Premier Bancorp, Inc.*	13,961	519,349

Semiconductors — 2.6%
CTS Corp.	21,991	754,291
Entegris, Inc.	18,288	529,438
ON Semiconductor Corp.*	70,854	1,305,839
Xperi Corp.	23,008	341,669

		2,931,237

Software — 14.4%
ACI Worldwide, Inc.*	20,126	566,346
athenahealth, Inc.*	6,714	896,990
Blackbaud, Inc.	20,152	2,045,025
Broadridge Financial Solutions, Inc.	20,778	2,741,657
Cadence Design Systems, Inc.*	33,975	1,539,747
Cision Ltd.*	72,494	1,217,899
Envestnet, Inc.*	21,272	1,296,528
Guidewire Software, Inc.*	9,005	909,595
Instructure, Inc.*	17,387	615,500
RealPage, Inc.*	15,683	1,033,510
SS&C Technologies Holdings, Inc.	44,731	2,542,063
The Descartes Systems Group, Inc.*	31,248	1,059,865

		16,464,725

Telecommunications — 2.0%
Nice Ltd. ADR*	20,322	2,326,259

Transportation — 1.2%
Landstar System, Inc.	4,055	494,710
Old Dominion Freight Line, Inc.	5,571	898,379

		1,393,089

TOTAL COMMON STOCKS (Cost $71,828,231)		110,479,701

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $708,805)	12,840	998,952

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,977,398)	2,977,398	2,977,398

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP GROWTH FUND

TOTAL INVESTMENTS — 100.2% (Cost $75,514,434)	$114,456,051

Other Assets & Liabilities — (0.2)%	(209,454)

TOTAL NET ASSETS — 100.0%	$114,246,597

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 09/30/2018 ††
United States	90%
Israel	3
United Kingdom	3
Canada	2
Belgium	1
Netherlands	1

Total	100%

††	% of total investments as of September 30, 2018

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$110,479,701	$110,479,701	$—	$—
REAL ESTATE INVESTMENT TRUSTS	998,952	998,952	—	—
SHORT-TERM INVESTMENTS	2,977,398	2,977,398	—	—

TOTAL INVESTMENTS	$114,456,051	$114,456,051	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 85.2%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	11,406	$1,567,412
Esterline Technologies Corp.*	11,662	1,060,659
Kaman Corp.	14,593	974,520
KLX, Inc.*	1,801	113,067
Moog, Inc., Class A	18,844	1,620,019

		5,335,677

Airlines — 1.1%
SkyWest, Inc.	28,584	1,683,598
Spirit Airlines, Inc.*	25,597	1,202,291

		2,885,889

Apparel — 0.8%
Columbia Sportswear Co.	6,684	622,080
G-III Apparel Group Ltd.*	12,014	578,955
Wolverine World Wide, Inc.	23,687	924,977

		2,126,012

Auto Manufacturers — 0.2%
Navistar International Corp.*	12,583	484,446

Auto Parts & Equipment — 0.4%
American Axle & Manufacturing Holdings, Inc.*	39,579	690,258
Standard Motor Products, Inc.	5,081	250,087

		940,345

Banks — 17.1%
Amalgamated Bank, Class A*	19,428	374,766
Ameris Bancorp	29,206	1,334,714
BancorpSouth Bank	34,126	1,115,920
Banner Corp.	33,359	2,073,929
Boston Private Financial Holdings, Inc.	62,430	852,170
Bryn Mawr Bank Corp.	13,349	626,068
CenterState Bank Corp.	59,159	1,659,410
Chemical Financial Corp.	32,941	1,759,049
Columbia Banking System, Inc.	49,262	1,909,888
Community Bank System, Inc.	25,532	1,559,239
ConnectOne Bancorp, Inc.	36,376	863,930
CVB Financial Corp.	84,734	1,891,263
FB Financial Corp.	11,436	448,062
First Financial Bankshares, Inc.	28,969	1,712,068
First Merchants Corp.	38,923	1,751,146
First Midwest Bancorp, Inc.	48,659	1,293,843
Glacier Bancorp, Inc.	47,436	2,044,017
Great Western Bancorp, Inc.	50,789	2,142,788
Guaranty Bancorp	18,287	543,124
Heritage Financial Corp.	24,943	876,746
Home BancShares, Inc.	40,470	886,293
Independent Bank Corp.	22,874	1,889,392
Independent Bank Group, Inc.	21,271	1,410,267
Lakeland Financial Corp.	25,682	1,193,699
LegacyTexas Financial Group, Inc.	47,046	2,004,160
National Commerce Corp.*	13,089	540,576
Old Line Bancshares, Inc.	7,991	252,835
Pinnacle Financial Partners, Inc.	24,898	1,497,615
Renasant Corp.	43,132	1,777,470
Sandy Spring Bancorp, Inc.	17,015	668,860

	Number of Shares	Value†

Banks — (continued)
South State Corp.	22,139	$1,815,398
Texas Capital Bancshares, Inc.*	11,410	943,036
The First of Long Island Corp.	17,586	382,496
Towne Bank	27,522	849,054
TriCo Bancshares	17,781	686,702
Union Bankshares Corp.	21,213	817,337

		44,447,330

Biotechnology — 0.7%
Cambrex Corp.*	10,787	737,831
Emergent BioSolutions, Inc.*	17,480	1,150,708

		1,888,539

Building Materials — 0.2%
Eagle Materials, Inc.	4,931	420,318

Chemicals — 2.2%
H.B. Fuller Co.	23,499	1,214,193
Ingevity Corp.*	12,031	1,225,718
Quaker Chemical Corp.	5,145	1,040,371
Rogers Corp.*	4,079	600,918
Tronox Ltd., Class A	14,735	176,083
Univar, Inc.*	47,016	1,441,511

		5,698,794

Commercial Services — 3.7%
Aaron’s, Inc.	19,338	1,053,148
ABM Industries, Inc.	31,137	1,004,168
Adtalem Global Education, Inc.*	26,043	1,255,273
AMN Healthcare Services, Inc.*	9,577	523,862
ASGN, Inc.*	8,448	666,801
Chegg, Inc.*	28,915	822,053
HMS Holdings Corp.*	30,266	993,027
James River Group Holdings Ltd.	28,898	1,231,633
Live Nation Entertainment, Inc.*	37,890	2,063,868

		9,613,833

Computers — 1.4%
CACI International, Inc., Class A*	11,903	2,191,938
NetScout Systems, Inc.*	58,225	1,470,181

		3,662,119

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.*	5,418	250,474

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc.*	36,074	1,305,518
H&E Equipment Services, Inc.	26,881	1,015,564

		2,321,082

Diversified Financial Services — 1.3%
BrightSphere Investment Group PLC	60,920	755,408
Houlihan Lokey, Inc.	16,499	741,300
Stifel Financial Corp.	31,113	1,594,852
Virtu Financial, Inc., Class A	18,626	380,902

		3,472,462

Electric — 3.8%
ALLETE, Inc.	29,161	2,187,367

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
El Paso Electric Co.	22,539	$1,289,231
IDACORP, Inc.	28,329	2,811,087
PNM Resources, Inc.	39,767	1,568,808
Portland General Electric Co.	45,337	2,067,820

		9,924,313

Electronics — 1.3%
II-VI, Inc.*	27,085	1,281,121
Tech Data Corp.*	12,886	922,251
Watts Water Technologies, Inc., Class A	12,765	1,059,495

		3,262,867

Engineering & Construction — 1.6%
EMCOR Group, Inc.	14,434	1,084,138
Granite Construction, Inc.	13,625	622,662
Hudson Ltd., Class A*	33,641	758,941
KBR, Inc.	52,873	1,117,206
TopBuild Corp.*	11,146	633,316

		4,216,263

Entertainment — 1.6%
Eldorado Resorts, Inc.*	44,207	2,148,460
Marriott Vacations Worldwide Corp.	7,903	883,160
Penn National Gaming, Inc.*	10,817	356,096
Red Rock Resorts, Inc., Class A	25,574	681,547

		4,069,263

Environmental Control — 0.8%
Advanced Disposal Services, Inc.*	37,524	1,016,150
U.S. Ecology, Inc.	13,819	1,019,151

		2,035,301

Food — 1.3%
Hostess Brands, Inc.*	73,499	813,634
Performance Food Group Co.*	20,278	675,257
Simply Good Foods Co.*	80,824	1,572,027
SpartanNash Co.	9,800	196,588

		3,257,506

Gas — 1.8%
Chesapeake Utilities Corp.	14,972	1,256,151
New Jersey Resources Corp.	37,308	1,719,899
South Jersey Industries, Inc.	49,865	1,758,738

		4,734,788

Healthcare Products — 1.9%
Avanos Medical, Inc.*	27,100	1,856,350
CONMED Corp.	17,479	1,384,687
Orthofix Medical, Inc.*	13,278	767,601
Wright Medical Group N.V.*	28,298	821,208

		4,829,846

Healthcare Services — 0.9%
Acadia Healthcare Co., Inc.*	19,977	703,190
Syneos Health, Inc.*	33,020	1,702,181

		2,405,371

Home Builders — 0.6%
Foundation Building Materials, Inc.*	38,509	480,207
Meritage Homes Corp.*	17,025	679,297

	Number of Shares	Value†

Home Builders — (continued)
Taylor Morrison Home Corp., Class A*	9,418	$169,901
William Lyon Homes, Class A*	9,831	156,215

		1,485,620

Household Products & Wares — 0.3%
Central Garden & Pet Co., Class A*	21,600	715,824

Insurance — 5.3%
AMERISAFE, Inc.	12,044	746,126
CNO Financial Group, Inc.	74,321	1,577,092
Enstar Group Ltd.*	5,394	1,124,649
Kemper Corp.	10,463	841,748
Kinsale Capital Group, Inc.	22,795	1,455,689
MGIC Investment Corp.*	164,939	2,195,338
Primerica, Inc.	10,917	1,316,044
ProAssurance Corp.	20,730	973,274
RLI Corp.	17,010	1,336,646
Selective Insurance Group, Inc.	33,233	2,110,295

		13,676,901

Internet — 0.9%
Cars.com, Inc.*	41,014	1,132,396
Imperva, Inc.*	19,689	914,554
Liberty Expedia Holdings, Inc., Class A*	8,917	419,456

		2,466,406

Iron & Steel — 1.7%
Allegheny Technologies, Inc.*	73,998	2,186,641
Carpenter Technology Corp.	11,439	674,329
Cleveland-Cliffs, Inc.*	52,888	669,562
Commercial Metals Co.	41,726	856,218

		4,386,750

Leisure Time — 0.3%
Callaway Golf Co.	32,295	784,446

Lodging — 0.5%
Boyd Gaming Corp.	29,505	998,744
Extended Stay America, Inc.	19,230	389,023

		1,387,767

Machinery - Diversified — 0.7%
Cactus, Inc., Class A*	36,851	1,410,656
Tennant Co.	7,042	534,840

		1,945,496

Media — 0.7%
Nexstar Media Group, Inc., Class A	12,794	1,041,431
TEGNA, Inc.	73,360	877,386

		1,918,817

Metal Fabricate/Hardware — 2.2%
CIRCOR International, Inc.	20,569	977,028
RBC Bearings, Inc.*	7,256	1,091,012
Rexnord Corp.*	71,279	2,195,393
TriMas Corp.*	46,033	1,399,403

		5,662,836

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 0.4%
Constellium N.V., Class A*	78,567	$970,302

Miscellaneous Manufacturing — 1.0%
Federal Signal Corp.	41,445	1,109,897
ITT, Inc.	18,714	1,146,420
Movado Group, Inc.	3,755	157,334
Trinseo SA	1,104	86,443

		2,500,094

Oil & Gas — 5.4%
Callon Petroleum Co.*	191,911	2,301,013
Centennial Resource Development, Inc., Class A*	37,380	816,753
Delek US Holdings, Inc.	24,582	1,043,014
Falcon Minerals Corp.*	58,996	648,956
Matador Resources Co.*	24,119	797,133
Nabors Industries Ltd.	229,671	1,414,773
Oasis Petroleum, Inc.*	132,188	1,874,426
PBF Energy, Inc. Class A	10,441	521,110
PDC Energy, Inc.*	27,460	1,344,442
Viper Energy Partners LP	7,992	336,463
WPX Energy, Inc.*	150,165	3,021,320

		14,119,403

Oil & Gas Services — 1.1%
Apergy Corp.*	34,086	1,484,786
KLX Energy Services Holdings, Inc.*	0	13
NCS Multistage Holdings, Inc.*	21,888	361,371
SRC Energy, Inc.*	108,385	963,542

		2,809,712

Pharmaceuticals — 0.4%
Mallinckrodt PLC*	32,060	939,679

Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	63,848	1,372,732

Retail — 3.1%
Abercrombie & Fitch Co., Class A	10,012	211,453
American Eagle Outfitters, Inc.	19,084	473,856
Ascena Retail Group, Inc.*	66,020	301,711
At Home Group, Inc.*	19,871	626,533
Bed Bath & Beyond, Inc.	21,952	329,280
Burlington Stores, Inc.*	13,589	2,213,920
Caleres, Inc.	5,982	214,515
Del Taco Restaurants, Inc.*	11,695	138,118
Dillard’s, Inc., Class A	3,233	246,807
Dine Brands Global, Inc.	12,847	1,044,590
DSW, Inc., Class A	15,128	512,537
GameStop Corp., Class A	18,910	288,756
Genesco, Inc.*	3,404	160,328
Guess?, Inc.	12,922	292,037
Jack in the Box, Inc.	6,504	545,230
Signet Jewelers Ltd.	7,500	494,475
Zumiez, Inc.*	3,084	81,263

		8,175,409

	Number of Shares	Value†

Savings & Loans — 2.0%
Brookline Bancorp, Inc.	52,831	$882,278
Flushing Financial Corp.	28,450	694,180
OceanFirst Financial Corp.	46,182	1,257,074
Provident Financial Services, Inc.	41,469	1,018,064
Washington Federal, Inc.	45,444	1,454,208

		5,305,804

Semiconductors — 2.5%
Cree, Inc.*	40,773	1,544,074
CTS Corp.	31,437	1,078,289
Entegris, Inc.	38,139	1,104,124
Lattice Semiconductor Corp.*	137,217	1,097,736
Semtech Corp.*	18,733	1,041,555
Synaptics, Inc.*	13,013	593,653

		6,459,431

Software — 3.5%
Allscripts Healthcare Solutions, Inc.*	140,811	2,006,557
CommVault Systems, Inc.*	25,443	1,781,010
Cornerstone OnDemand, Inc.*	27,609	1,566,811
LiveRamp Holdings, Inc.*	23,300	1,151,253
SYNNEX Corp.	9,877	836,582
Verint Systems, Inc.*	37,103	1,858,860

		9,201,073

Storage & Warehousing — 0.4%
Mobile Mini, Inc.	21,320	934,882

Telecommunications — 2.2%
Ciena Corp.*	66,356	2,072,962
Knowles Corp.*	37,162	617,632
Liberty Latin America Ltd., Class C*	50,841	1,048,850
Viavi Solutions, Inc.*	180,053	2,041,801

		5,781,245

Transportation — 2.3%
Air Transport Services Group, Inc.*	59,734	1,282,489
Echo Global Logistics, Inc.*	19,448	601,916
Golar LNG Ltd.	65,989	1,834,494
Marten Transport Ltd.	7,125	149,981
Saia, Inc.*	11,687	893,471
XPO Logistics, Inc.*	10,731	1,225,158

		5,987,509

TOTAL COMMON STOCKS (Cost $177,397,680)		221,270,976

REAL ESTATE INVESTMENT TRUSTS — 11.6%
Apartments — 0.1%
Preferred Apartment Communities, Inc., Class A	12,668	222,703

Building & Real Estate — 0.9%
MFA Financial, Inc.	196,332	1,443,040
PennyMac Mortgage Investment Trust	42,922	868,742

		2,311,782

Diversified — 1.1%
Blackstone Mortgage Trust, Inc., Class A	29,674	994,376

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
PS Business Parks, Inc.	14,434	$1,834,417

		2,828,793

Diversified Financial Services — 0.3%
Granite Point Mortgage Trust, Inc.	41,660	803,205

Healthcare — 1.6%
Healthcare Realty Trust, Inc.	72,037	2,107,802
National Health Investors, Inc.	28,381	2,145,320

		4,253,122

Hotels & Resorts — 3.2%
Chatham Lodging Trust	26,105	545,333
Chesapeake Lodging Trust	91,803	2,944,122
Pebblebrook Hotel Trust	77,613	2,822,785
RLJ Lodging Trust	92,292	2,033,193

		8,345,433

Industrial — 0.9%
CyrusOne, Inc.	36,951	2,342,693

Office Property — 1.4%
Columbia Property Trust, Inc.	104,401	2,468,040
Hudson Pacific Properties, Inc.	33,807	1,106,165

		3,574,205

Real Estate Investment Trusts — 0.6%
Two Harbors Investment Corp.	97,917	1,461,901

Storage & Warehousing — 0.6%
Life Storage, Inc.	16,500	1,570,140

Strip Centers — 0.9%
Acadia Realty Trust	83,018	2,326,995

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,911,689)		30,040,972

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Value ETF (Cost $1,162,445)	8,995	1,196,335

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,375,723)	7,375,723	7,375,723

TOTAL INVESTMENTS — 100.1% (Cost $212,847,537)		$259,884,006

Other Assets & Liabilities — (0.1)%		(256,124)

TOTAL NET ASSETS — 100.0%		$259,627,882

†	See Security Valuation Note.
*	Non-income producing security.

LP — Limited Partnership.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$221,270,976	$221,270,976	$—	$—
REAL ESTATE INVESTMENT TRUSTS	30,040,972	30,040,972	—	—
EXCHANGE TRADED FUNDS	1,196,335	1,196,335	—	—
SHORT-TERM INVESTMENTS	7,375,723	7,375,723	—	—

TOTAL INVESTMENTS	$259,884,006	$259,884,006	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 92.2%
Advertising — 0.1%
Adesto Technologies Corp.*	1,000	$5,950
Clear Channel Outdoor Holdings, Inc., Class A	600	3,570
MDC Partners, Inc., Class A*	1,800	7,470
Telaria, Inc.*	2,300	8,717
Yext, Inc.*	3,100	73,470

		99,177

Aerospace & Defense — 1.0%
AAR Corp.	1,269	60,772
Aerojet Rocketdyne Holdings, Inc.*	2,740	93,133
Aerovironment, Inc.*	718	80,538
Astronics Corp.*	779	33,887
Cubic Corp.	969	70,786
Ducommun, Inc.*	400	16,336
Esterline Technologies Corp.*	1,040	94,588
Kaman Corp.	1,048	69,985
KLX, Inc.*	2,000	125,560
Kratos Defense & Security Solutions, Inc.*	3,222	47,621
Moog, Inc., Class A	1,191	102,390
National Presto Industries, Inc.	146	18,929
Triumph Group, Inc.	2,000	46,600

		861,125

Agriculture — 0.3%
22nd Century Group, Inc.*	3,700	10,397
Alico, Inc.	151	5,104
Cadiz, Inc.*	800	8,920
Limoneira Co.	600	15,666
Tejon Ranch Co.*	825	17,911
The Andersons, Inc.	1,132	42,620
Turning Point Brands, Inc.	300	12,438
Universal Corp.	955	62,075
Vector Group Ltd.	3,989	54,967

		230,098

Airlines — 0.4%
Allegiant Travel Co.	501	63,527
Hawaiian Holdings, Inc.	2,026	81,242
SkyWest, Inc.	1,981	116,681
Spirit Airlines, Inc.*	2,600	122,122

		383,572

Apparel — 0.8%
Crocs, Inc.*	2,600	55,354
Deckers Outdoor Corp.*	1,200	142,296
G-III Apparel Group Ltd.*	1,708	82,308
Oxford Industries, Inc.	608	54,842
Perry Ellis International, Inc.*	414	11,315
Rocky Brands, Inc.	400	11,320
Steven Madden Ltd.	2,249	118,972
Superior Group of Cos, Inc.	500	9,510
Unifi, Inc.*	660	18,698
Weyco Group, Inc.	200	7,036
Wolverine World Wide, Inc.	3,582	139,877

		651,528

	Number of Shares	Value†

Auto Manufacturers — 0.2%
Blue Bird Corp.*	400	$9,800
Navistar International Corp.*	1,800	69,300
REV Group, Inc.	1,000	15,700
Wabash National Corp.	2,300	41,929

		136,729

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	4,216	73,527
Commercial Vehicle Group, Inc.*	1,000	9,160
Cooper Tire & Rubber Co.	2,049	57,987
Cooper-Standard Holdings, Inc.*	700	83,986
Dana, Inc.	5,496	102,610
Dorman Products, Inc.*	1,092	83,997
Douglas Dynamics, Inc.	900	39,510
Gentherm, Inc.*	1,468	66,721
Meritor, Inc.*	3,045	58,951
Miller Industries, Inc.	443	11,917
Modine Manufacturing Co.*	2,077	30,947
Motorcar Parts of America, Inc.*	700	16,415
Spartan Motors, Inc.	1,500	22,125
Standard Motor Products, Inc.	900	44,298
Superior Industries International, Inc.	1,119	19,079
Tenneco, Inc., Class A	1,900	80,066
Titan International, Inc.	1,913	14,194
Tower International, Inc.	800	24,200

		839,690

Banks — 9.1%
1st Constitution Bancorp	400	8,280
1st Source Corp.	688	36,203
Access National Corp.	399	10,817
ACNB Corp.	300	11,160
Allegiance Bancshares, Inc.*	500	20,850
American National Bankshares, Inc.	400	15,600
Ameris Bancorp	1,447	66,128
Ames National Corp.	299	8,148
Arrow Financial Corp.	412	15,244
Atlantic Capital Bancshares, Inc.*	800	13,400
BancFirst Corp.	620	37,169
Banco Latinoamericano de Comercio Exterior S.A.	1,110	23,221
BancorpSouth Bank	3,649	119,322
Bank of Commerce Holdings	900	10,980
Bank of Marin Bancorp	290	24,331
Bank of Princeton*	300	9,162
Bankwell Financial Group, Inc.	300	9,408
Banner Corp.	1,200	74,604
Bar Harbor Bankshares	597	17,146
Baycom Corp.*	400	10,672
BCB Bancorp, Inc.	700	9,695
Blue Hills Bancorp, Inc.	1,100	26,510
Boston Private Financial Holdings, Inc.	3,358	45,837
Bridge Bancorp, Inc.	707	23,472
Bryn Mawr Bank Corp.	732	34,331
Business First Bancshares, Inc.	400	10,620
Byline Bancorp, Inc.*	600	13,620

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
C&F Financial Corp.	200	$11,750
Cadence BanCorp	2,300	60,076
Cambridge Bancorp	100	8,999
Camden National Corp.	539	23,414
Capital City Bank Group, Inc.	269	6,278
Capstar Financial Holdings, Inc.	500	8,350
Carolina Financial Corp.	800	30,176
Cass Information Systems, Inc.	499	32,495
Cathay General Bancorp	2,950	122,248
CB Financial Services, Inc.	300	9,255
CBTX, Inc.	700	24,878
CenterState Bank Corp.	3,715	104,206
Central Pacific Financial Corp.	1,100	29,073
Central Valley Community Bancorp	400	8,644
Century Bancorp, Inc., Class A	69	4,985
Chemical Financial Corp.	2,700	144,180
Chemung Financial Corp.	200	8,486
Citizens & Northern Corp.	356	9,309
City Holding Co.	548	42,086
Civista Bancshares, Inc.	400	9,636
CNB Financial Corp.	474	13,680
CoBiz Financial, Inc.	1,500	33,210
Codorus Valley Bancorp, Inc.	441	13,777
Columbia Banking System, Inc.	2,768	107,315
Community Bank System, Inc.	1,837	112,186
Community Trust Bancorp, Inc.	483	22,387
ConnectOne Bancorp, Inc.	1,060	25,175
County Bancorp, Inc.	300	7,530
Customers Bancorp, Inc.*	980	23,059
CVB Financial Corp.	3,992	89,101
Eagle Bancorp, Inc.*	1,173	59,354
Enterprise Bancorp, Inc.	313	10,764
Enterprise Financial Services Corp.	782	41,485
Equity Bancshares, Inc., Class A*	500	19,630
Esquire Financial Holdings, Inc.*	300	7,488
Evans Bancorp, Inc.	200	9,390
Farmers & Merchants Bancorp, Inc.	400	17,036
Farmers National Banc Corp.	1,100	16,830
FB Financial Corp.	500	19,590
Fidelity D&D Bancorp, Inc.	100	6,898
Fidelity Southern Corp.	907	22,475
Financial Institutions, Inc.	440	13,816
First Bancorp	1,124	45,533
First BanCorp Puerto Rico*	8,200	74,620
First Bancorp, Inc.	434	12,573
First Bank/Hamilton NJ	800	10,520
First Busey Corp.	1,713	53,189
First Business Financial Services, Inc.	400	9,272
First Choice Bancorp	300	8,127
First Commonwealth Financial Corp.	3,721	60,057
First Community Bankshares, Inc.	626	21,209
First Community Corp.	400	9,680
First Connecticut Bancorp, Inc.	659	19,473
First Financial Bancorp	3,782	112,325
First Financial Bankshares, Inc.	2,452	144,913
First Financial Corp.	480	24,096

	Number of Shares	Value†

Banks — (continued)
First Foundation, Inc.*	1,200	$18,744
First Internet Bancorp	300	9,135
First Interstate BancSystem, Inc., Class A	1,287	57,658
First Merchants Corp.	1,938	87,191
First Mid-Illinois Bancshares, Inc.	500	20,165
First Midwest Bancorp, Inc.	4,014	106,732
First Northwest Bancorp*	500	7,700
First United Corp.	400	7,520
Franklin Financial Network, Inc.*	400	15,640
Fulton Financial Corp.	6,403	106,610
German American Bancorp, Inc.	738	26,037
Glacier Bancorp, Inc.	3,221	138,793
Great Southern Bancorp, Inc.	471	26,070
Great Western Bancorp, Inc.	2,300	97,037
Green Bancorp, Inc.	700	15,470
Guaranty Bancorp	1,000	29,700
Guaranty Bancshares, Inc.	300	9,069
Hancock Whitney Corp.	3,272	155,584
Hanmi Financial Corp.	1,213	30,204
HarborOne Bancorp, Inc.*	600	11,472
Heartland Financial USA, Inc.	1,117	64,842
Heritage Commerce Corp.	1,200	17,904
Heritage Financial Corp.	1,130	39,719
Home BancShares, Inc.	6,235	136,546
Hope Bancorp, Inc.	5,067	81,933
Horizon Bancorp, Inc.	1,350	26,663
Howard Bancorp, Inc.*	500	8,850
IBERIABANK Corp.	2,146	174,577
Independent Bank Corp.	1,071	88,465
Independent Bank Corp.	800	18,920
Independent Bank Group, Inc.	800	53,040
International Bancshares Corp.	2,125	95,625
Investar Holding Corp.	300	8,055
Kearny Financial Corp.	3,945	54,638
Lakeland Bancorp, Inc.	1,711	30,884
Lakeland Financial Corp.	891	41,414
LCNB Corp.	400	7,460
LegacyTexas Financial Group, Inc.	1,866	79,492
Live Oak Bancshares, Inc.	900	24,120
Luther Burbank Corp.	800	8,704
Macatawa Bank Corp.	1,300	15,223
MB Financial, Inc.	3,084	142,203
MBT Financial Corp.	900	10,170
Mercantile Bank Corp.	700	23,359
Merchants Bancorp	600	15,252
Metropolitan Bank Holding Corp.*	200	8,224
Mid Penn Bancorp, Inc.	300	8,745
Middlefield Banc Corp.	200	9,420
Midland States Bancorp, Inc.	900	28,890
MidSouth Bancorp, Inc.	700	10,780
MidWestOne Financial Group, Inc.	400	13,324
MVB Financial Corp.	500	9,010
National Bankshares, Inc.	319	14,499
National Commerce Corp.*	600	24,780
NBT Bancorp, Inc.	1,669	64,056
Nicolet Bankshares, Inc.*	300	16,353

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Northeast Bancorp	300	$6,510
Northrim BanCorp, Inc.	300	12,465
Norwood Financial Corp.	300	11,748
OFG Bancorp	1,810	29,232
Ohio Valley Banc Corp.	200	7,330
Old Line Bancshares, Inc.	700	22,148
Old National Bancorp	5,761	111,187
Old Second Bancorp, Inc.	800	12,360
OP Bancorp*	700	8,120
Opus Bank	700	19,180
Origin Bancorp, Inc.	600	22,590
Orrstown Financial Services, Inc.	400	9,520
Pacific Mercantile Bancorp*	800	7,480
Park National Corp.	524	55,313
Parke Bancorp, Inc.	400	8,980
PCSB Financial Corp.	700	14,238
Peapack Gladstone Financial Corp.	636	19,646
Penns Woods Bancorp, Inc.	268	11,645
People’s Utah Bancorp	600	20,370
Peoples Bancorp, Inc.	572	20,037
Peoples Financial Services Corp.	300	12,720
Preferred Bank	500	29,250
Premier Financial Bancorp, Inc.	550	10,170
QCR Holdings, Inc.	400	16,340
RBB Bancorp	600	14,700
Reliant Bancorp, Inc.	400	10,228
Renasant Corp.	1,835	75,620
Republic Bancorp, Inc., Class A	387	17,841
Republic First Bancorp, Inc.*	1,700	12,155
S&T Bancorp, Inc.	1,259	54,590
Sandy Spring Bancorp, Inc.	1,350	53,068
SB One Bancorp	400	10,080
Seacoast Banking Corp of Florida*	1,840	53,728
ServisFirst Bancshares, Inc.	1,800	70,470
Shore Bancshares, Inc.	600	10,692
Sierra Bancorp	612	17,687
Simmons First National Corp., Class A	3,496	102,957
SmartFinancial, Inc.*	400	9,420
South State Corp.	1,380	113,160
Southern First Bancshares, Inc.*	300	11,790
Southern National Bancorp of Virginia, Inc.	600	9,720
Southside Bancshares, Inc.	1,271	44,231
State Bank Financial Corp.	1,500	45,270
Sterling Bancorp, Inc.	700	7,917
Stock Yards Bancorp, Inc.	767	27,842
Summit Financial Group, Inc.	400	9,284
The Bancorp, Inc.*	1,512	14,500
The Bank of NT Butterfield & Son Ltd.	2,100	108,906
The Community Financial Corp.	100	3,343
The First Bancshares, Inc.	500	19,525
The First of Long Island Corp.	889	19,336
Tompkins Financial Corp.	558	45,304
Towne Bank	2,577	79,500
TriCo Bancshares	1,098	42,405
TriState Capital Holdings, Inc.*	1,000	27,600
Triumph Bancorp, Inc.*	900	34,380

	Number of Shares	Value†

Banks — (continued)
TrustCo Bank Corp.	3,252	$27,642
Trustmark Corp.	2,630	88,499
UMB Financial Corp.	1,781	126,273
Union Bankshares Corp.	2,508	96,633
Union Bankshares, Inc.rrisville VT	100	5,315
United Bankshares, Inc.	3,856	140,166
United Community Banks, Inc.	2,978	83,056
Unity Bancorp, Inc.	400	9,160
Univest Corp. of Pennsylvania	1,087	28,751
Valley National Bancorp	12,335	138,769
Veritex Holdings, Inc.*	900	25,434
Walker & Dunlop, Inc.	1,100	58,168
Washington Trust Bancorp, Inc.	570	31,521
WesBanco, Inc.	1,938	86,396
West Bancorporation, Inc.	778	18,283
Westamerica Bancorporation	973	58,536
Western New England Bancorp, Inc.	1,000	10,800

		7,864,117

Beverages — 0.3%
Coca-Cola Bottling Co. Consolidated	174	31,717
Craft Brew Alliance, Inc.*	700	11,445
Farmer Brothers Co.*	204	5,386
MGP Ingredients, Inc.	500	39,490
National Beverage Corp.*	442	51,546
Primo Water Corp.*	1,000	18,050
The Boston Beer Co., Inc., Class A*	327	94,012

		251,646

Biotechnology — 4.9%
Abeona Therapeutics, Inc.*	900	11,520
ACADIA Pharmaceuticals, Inc.*	3,800	78,888
Acceleron Pharma, Inc.*	1,400	80,122
Achillion Pharmaceuticals, Inc.*	4,300	15,824
Acorda Therapeutics, Inc.*	1,731	34,014
Aduro Biotech, Inc.*	2,800	20,580
Adverum Biotechnologies, Inc.*	2,100	12,705
Agenus, Inc.*	3,200	6,848
Albireo Pharma, Inc.*	300	9,888
Alder Biopharmaceuticals, Inc.*	2,400	39,960
AMAG Pharmaceuticals, Inc.*	1,456	29,120
AnaptysBio, Inc.*	700	69,839
ANI Pharmaceuticals, Inc.*	300	16,962
Arbutus Biopharma Corp.*	1,300	12,285
Ardelyx, Inc.*	1,400	6,090
Arena Pharmaceuticals, Inc.*	1,850	85,137
ArQule, Inc.*	3,300	18,678
Arrowhead Pharmaceuticals, Inc.*	3,300	63,261
Assembly Biosciences, Inc.*	700	25,998
Atara Biotherapeutics, Inc.*	1,600	66,160
Athersys, Inc.*	3,600	7,560
Audentes Therapeutics, Inc.*	1,200	47,508
AVEO Pharmaceuticals, Inc.*	3,900	12,909
Avid Bioservices, Inc.*	2,700	18,522
Bellicum Pharmaceuticals, Inc.*	900	5,544
BioCryst Pharmaceuticals, Inc.*	2,900	22,127
Biohaven Pharmaceutical Holding Co., Ltd.*	1,200	45,060

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
BioTime, Inc.*	3,100	$7,285
Blueprint Medicines Corp.*	1,600	124,896
Calyxt, Inc.*	300	4,581
Cambrex Corp.*	1,267	86,663
CASI Pharmaceuticals, Inc.*	1,600	7,472
Cellular Biomedicine Group, Inc.*	600	10,890
Clearside Biomedical, Inc.*	1,300	7,995
Cohbar, Inc.*	1,100	4,741
Coherus Biosciences, Inc.*	1,900	31,350
Corium International, Inc.*	900	8,559
Corvus Pharmaceuticals, Inc.*	700	6,006
Cue Biopharma, Inc.*	700	6,335
Cymabay Therapeutics, Inc.*	2,300	25,484
Cytokinetics, Inc.*	1,400	13,790
CytomX Therapeutics, Inc.*	1,500	27,750
Deciphera Pharmaceuticals, Inc.*	300	11,616
Denali Therapeutics, Inc.*	1,700	36,958
Dermira, Inc.*	1,500	16,350
Dicerna Pharmaceuticals, Inc.*	1,700	25,942
Dynavax Technologies Corp.*	2,320	28,768
Editas Medicine, Inc.*	1,700	54,094
Eloxx Pharmaceuticals, Inc.*	800	13,632
Emergent BioSolutions, Inc.*	1,658	109,146
Endocyte, Inc.*	2,500	44,400
Enzo Biochem, Inc.*	1,800	7,416
Epizyme, Inc.*	2,200	23,320
Fate Therapeutics, Inc.*	2,000	32,580
Five Prime Therapeutics, Inc.*	1,100	15,312
Fortress Biotech, Inc.*	500	800
Geron Corp.*	6,550	11,528
GlycoMimetics, Inc.*	1,300	18,720
Halozyme Therapeutics, Inc.*	4,489	81,565
Harvard Bioscience, Inc.*	1,900	9,975
Helius Medical Technologies, Inc.*	800	7,832
Homology Medicines, Inc.*	500	11,430
Idera Pharmaceuticals, Inc.*	712	6,344
ImmunoGen, Inc.*	4,863	46,053
Immunomedics, Inc.*	5,036	104,900
Innovate Biopharmaceuticals, Inc.*	500	3,415
Innoviva, Inc.*	2,800	42,672
Inovio Pharmaceuticals, Inc.*	2,500	13,900
Insmed, Inc.*	2,800	56,616
Intellia Therapeutics, Inc.*	1,300	37,206
Intercept Pharmaceuticals, Inc.*	800	101,088
Intrexon Corp.*	2,700	46,494
Iovance Biotherapeutics, Inc.*	3,100	34,875
Karyopharm Therapeutics, Inc.*	1,900	32,357
Kura Oncology, Inc.*	700	12,250
Lexicon Pharmaceuticals, Inc.*	1,760	18,779
Ligand Pharmaceuticals, Inc.*	744	204,221
Loxo Oncology, Inc.*	1,000	170,830
MacroGenics, Inc.*	1,300	27,872
Momenta Pharmaceuticals, Inc.*	2,682	70,537
Myriad Genetics, Inc.*	2,500	115,000
NeoGenomics, Inc.*	1,700	26,095
NewLink Genetics Corp.*	700	1,673

	Number of Shares	Value†

Biotechnology — (continued)
Novavax, Inc.*	16,229	$30,510
Omeros Corp.*	1,900	46,379
Organovo Holdings, Inc.*	4,900	5,635
Pacific Biosciences of California, Inc.*	3,200	17,312
Palatin Technologies, Inc.*	10,300	10,274
Paratek Pharmaceuticals, Inc.*	900	8,730
PDL BioPharma, Inc.*	6,217	16,351
Pieris Pharmaceuticals, Inc.*	1,300	7,280
PolarityTE, Inc.*	300	5,730
Prothena Corp. PLC*	1,400	18,312
PTC Therapeutics, Inc.*	1,800	84,600
Puma Biotechnology, Inc.*	1,100	50,435
REGENXBIO, Inc.*	1,100	83,050
Repligen Corp.*	1,500	83,190
Retrophin, Inc.*	1,500	43,095
Rigel Pharmaceuticals, Inc.*	6,090	19,549
RTI Surgical, Inc.*	2,035	9,157
Sangamo Therapeutics, Inc.*	3,903	66,156
Savara, Inc.*	1,000	11,160
Selecta Biosciences, Inc.*	300	4,665
Senseonics Holdings, Inc.*	2,500	11,925
Sienna Biopharmaceuticals, Inc.*	600	8,892
Solid Biosciences, Inc.*	400	18,872
Spark Therapeutics, Inc.*	1,200	65,460
Spectrum Pharmaceuticals, Inc.*	3,814	64,075
Stemline Therapeutics, Inc.*	1,000	16,600
The Medicines Co.*	2,592	77,527
Theravance Biopharma, Inc.*	1,500	49,005
Tocagen, Inc.*	1,000	15,590
Ultragenyx Pharmaceutical, Inc.*	1,800	137,412
Veracyte, Inc.*	800	7,640
Verastem, Inc.*	2,000	14,500
Vericel Corp.*	1,400	19,810
Viking Therapeutics, Inc.*	1,700	29,614
WaVe Life Sciences Ltd.*	700	35,000
ZIOPHARM Oncology, Inc.*	4,627	14,806

		4,179,765

Building Materials — 1.6%
AAON, Inc.	1,585	59,913
Apogee Enterprises, Inc.	1,043	43,097
Armstrong Flooring, Inc.*	1,000	18,100
Boise Cascade Co.	1,400	51,520
Builders FirstSource, Inc.*	4,173	61,260
Caesarstone Ltd.	1,000	18,550
Comfort Systems USA, Inc.	1,327	74,843
Continental Building Products, Inc.*	1,500	56,325
Forterra, Inc.*	900	6,714
Gibraltar Industries, Inc.*	1,201	54,766
Griffon Corp.	1,256	20,284
JELD-WEN Holding, Inc.*	2,600	64,116
Louisiana-Pacific Corp.	5,594	148,185
Masonite International Corp.*	1,100	70,510
NCI Building Systems, Inc.*	1,664	25,210
Patrick Industries, Inc.*	975	57,720
PGT Innovations, Inc.*	1,700	36,720
Quanex Building Products Corp.	1,425	25,935

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Simpson Manufacturing Co., Inc.	1,585	$114,849
Summit Materials, Inc., Class A*	4,105	74,629
Trex Co., Inc.*	2,324	178,901
Universal Forest Products, Inc.	2,349	82,990
US Concrete, Inc.*	600	27,510

		1,372,647

Chemicals — 1.9%
AdvanSix, Inc.*	1,200	40,740
AgroFresh Solutions, Inc.*	1,400	8,722
American Vanguard Corp.	1,078	19,404
Balchem Corp.	1,205	135,069
Codexis, Inc.*	1,600	27,440
CSW Industrials, Inc.*	600	32,220
Ferro Corp.*	3,238	75,186
GCP Applied Technologies, Inc.*	2,700	71,685
H.B. Fuller Co.	1,980	102,307
Hawkins, Inc.	449	18,611
Ingevity Corp.*	1,600	163,008
Innophos Holdings, Inc.	796	35,342
Innospec, Inc.	900	69,075
Intrepid Potash, Inc.*	3,700	13,283
KMG Chemicals, Inc.	500	37,780
Kraton Corp.*	1,241	58,513
Kronos Worldwide, Inc.	900	14,625
Landec Corp.*	1,218	17,539
Minerals Technologies, Inc.	1,328	89,773
Oil-Dri Corp of America	97	3,740
OMNOVA Solutions, Inc.*	1,268	12,490
PolyOne Corp.	3,155	137,937
PQ Group Holdings, Inc.*	1,100	19,217
Quaker Chemical Corp.	511	103,329
Rayonier Advanced Materials, Inc.	1,900	35,017
Rogers Corp.*	660	97,231
Sensient Technologies Corp.	1,658	126,854
Stepan Co.	808	70,304
Tronox Ltd., Class A	3,400	40,630

		1,677,071

Coal — 0.3%
Arch Coal, Inc., Class A	700	62,580
Cloud Peak Energy, Inc.*	2,900	6,670
CONSOL Energy, Inc.*	1,100	44,891
Peabody Energy Corp.	3,100	110,484
SunCoke Energy, Inc.*	2,341	27,202
Warrior Met Coal, Inc.	1,300	35,152

		286,979

Commercial Services — 5.2%
Aaron’s, Inc.	2,700	147,042
ABM Industries, Inc.	2,539	81,883
Acacia Research Corp.*	1,880	6,016
Adtalem Global Education, Inc.*	2,400	115,680
Alarm.com Holdings, Inc.*	1,200	68,880
American Public Education, Inc.*	755	24,953
AMN Healthcare Services, Inc.*	1,809	98,952
ASGN, Inc.*	1,952	154,071
Avis Budget Group, Inc.*	2,700	86,778

	Number of Shares	Value†

Commercial Services — (continued)
B. Riley Financial, Inc.	500	$11,325
Barrett Business Services, Inc.	342	22,839
Cambium Learning Group, Inc.*	800	9,472
Cardtronics PLC, Class A*	1,563	49,453
Care.com, Inc.*	900	19,899
Career Education Corp.*	2,300	34,339
Carriage Services, Inc.	600	12,930
CBIZ, Inc.*	2,140	50,718
Chegg, Inc.*	4,100	116,563
CorVel Corp.*	362	21,811
CRA International, Inc.	274	13,760
Cross Country Healthcare, Inc.*	1,084	9,463
Deluxe Corp.	1,807	102,891
Emerald Expositions Events, Inc.	1,100	18,128
Ennis, Inc.	858	17,546
Everi Holdings, Inc.*	2,500	22,925
EVERTEC, Inc.	2,139	51,550
ExlService Holdings, Inc.*	1,300	86,060
Forrester Research, Inc.	375	17,213
Franklin Covey Co.*	197	4,659
FTI Consulting, Inc.*	1,456	106,565
Great Lakes Dredge & Dock Corp.*	2,751	17,056
Green Dot Corp., Class A*	1,800	159,876
Healthcare Services Group, Inc.	2,880	116,986
HealthEquity, Inc.*	2,100	198,261
Heidrick & Struggles International, Inc.	669	22,646
Herc Holdings, Inc.*	900	46,080
Hertz Global Holdings, Inc.*	2,100	34,293
HMS Holdings Corp.*	3,015	98,922
Huron Consulting Group, Inc.*	828	40,903
ICF International, Inc.	748	56,437
Information Services Group, Inc.*	1,600	7,648
Insperity, Inc.	1,448	170,792
James River Group Holdings Ltd.	900	38,358
K12, Inc.*	1,152	20,390
Kelly Services, Inc., Class A	1,014	24,366
Kforce, Inc.	886	33,314
Korn/Ferry International	2,190	107,836
Laureate Education, Inc., Class A*	2,100	32,424
LendingTree, Inc.*	300	69,030
LSC Communications, Inc.	1,300	14,378
Matthews International Corp., Class A	1,205	60,431
MAXIMUS, Inc.	2,488	161,869
McGrath RentCorp	953	51,910
Medifast, Inc.	431	95,488
MoneyGram International, Inc.*	1,078	5,767
Monro Inc	1,237	86,095
Multi-Color Corp.	567	35,296
National Research Corp.	387	14,938
Navigant Consulting, Inc.	1,984	45,751
Paylocity Holding Corp.*	1,100	88,352
PFSweb, Inc.*	800	5,920
PRGX Global, Inc.*	1,100	9,570
Quad/Graphics, Inc.	1,300	27,092
Rent-A-Center, Inc.*	1,953	28,084
Resources Connection, Inc.	922	15,305

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
RR Donnelley & Sons Co.	2,700	$14,580
SEACOR Marine Holdings, Inc.*	603	13,646
ServiceSource International, Inc.*	2,400	6,840
Sotheby’s*	1,441	70,883
SP Plus Corp.*	893	32,594
Strategic Education, Inc.	756	103,595
Team, Inc.*	1,183	26,617
The Brink’s Co.	1,910	133,222
The Hackett Group, Inc.	1,116	22,487
The Providence Service Corp.*	400	26,912
Travelport Worldwide Ltd.	4,700	79,289
TriNet Group, Inc.*	1,600	90,112
TrueBlue, Inc.*	1,576	41,055
Vectrus, Inc.*	300	9,357
Viad Corp.	771	45,682
Weight Watchers International, Inc.*	1,500	107,985
Willdan Group, Inc.*	300	10,188

		4,461,272

Computers — 2.3%
3D Systems Corp.*	4,400	83,160
A10 Networks, Inc.*	2,000	12,160
Agilysys, Inc.*	376	6,129
CACI International, Inc., Class A*	950	174,942
Carbon Black, Inc.*	300	6,354
Carbonite, Inc.*	1,000	35,650
ConvergeOne Holdings, Inc.	900	8,379
Convergys Corp.	3,583	85,060
Cray, Inc.*	1,599	34,378
Diebold Nixdorf, Inc.	2,900	13,050
Digimarc Corp.*	300	9,435
DMC Global, Inc.	700	28,560
Electronics For Imaging, Inc.*	1,824	62,162
Engility Holdings, Inc.*	700	25,193
ForeScout Technologies, Inc.*	1,100	41,536
Immersion Corp.*	842	8,900
Insight Enterprises, Inc.*	1,343	72,643
LivePerson, Inc.*	1,925	49,954
Lumentum Holdings, Inc.*	2,300	137,885
Maxwell Technologies, Inc.*	1,500	5,235
Mercury Systems, Inc.*	1,836	101,568
Mitek Systems, Inc.*	1,400	9,870
MTS Systems Corp.	660	36,135
NetScout Systems, Inc.*	2,965	74,866
OneSpan, Inc.*	1,028	19,583
PAR Technology Corp.*	600	13,332
Perspecta, Inc.	5,500	141,460
PlayAGS, Inc.*	400	11,788
Presidio, Inc.	1,400	21,350
Qualys, Inc.*	1,300	115,830
Science Applications International Corp.	1,700	137,020
Stratasys Ltd.*	1,800	41,598
Sykes Enterprises, Inc.*	1,536	46,833
Syntel, Inc.*	1,360	55,733
The KeyW Holding Corp.*	2,200	19,052
TTEC Holdings, Inc.	507	13,131
Unisys Corp.*	2,224	45,370

	Number of Shares	Value†

Computers — (continued)
USA Technologies, Inc.*	1,800	$12,960
Varonis Systems, Inc.*	1,100	80,575
Virtusa Corp.*	1,089	58,490
Vocera Communications, Inc.*	1,100	40,238
Vuzix Corp.*	1,300	8,515

		2,006,062

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.*	2,100	97,083
elf Beauty, Inc.*	800	10,184
Inter Parfums, Inc.	624	40,217
Revlon, Inc., Class A*	570	12,711

		160,195

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc.*	2,581	93,406
BlueLinx Holdings, Inc.*	300	9,447
Castle Brands, Inc.*	5,500	5,885
Core-Mark Holding Co., Inc.	1,764	59,905
Essendant, Inc.	1,519	19,474
Fossil Group, Inc.*	1,700	39,576
H&E Equipment Services, Inc.	1,159	43,787
Nexeo Solutions, Inc.*	1,000	12,250
Owens & Minor, Inc.	2,276	37,600
ScanSource, Inc.*	981	39,142
SiteOne Landscape Supply, Inc.*	1,500	113,010
Titan Machinery, Inc.*	523	8,099
Triton International Ltd.	1,993	66,307
Veritiv Corp.*	500	18,200

		566,088

Diversified Financial Services — 1.9%
Aircastle Ltd.	1,976	43,294
Altisource Portfolio Solutions SA*	500	16,115
Artisan Partners Asset Management, Inc., Class A	1,700	55,080
BrightSphere Investment Group PLC	3,000	37,200
Cohen & Steers, Inc.	817	33,178
Cowen, Inc.*	947	15,436
Curo Group Holdings Corp.*	400	12,092
Diamond Hill Investment Group, Inc.	107	17,697
Elevate Credit, Inc.*	1,100	8,866
Ellie Mae, Inc.*	1,300	123,201
Encore Capital Group, Inc.*	997	35,743
Enova International, Inc.*	1,229	35,395
Federal Agricultural Mortgage Corp., Class C	300	21,654
Federated Investors, Inc., Class B	3,700	89,244
Focus Financial Partners, Inc., Class A*	700	33,222
GAIN Capital Holdings, Inc.	1,800	11,700
GAMCO Investors, Inc., Class A	215	5,035
Greenhill & Co., Inc.	800	21,080
Hamilton Lane, Inc., Class A	500	22,140
Houlihan Lokey, Inc.	1,100	49,423
Impac Mortgage Holdings, Inc.*	500	3,745
INTL. FCStone, Inc.*	593	28,654
Investment Technology Group, Inc.	1,300	28,158

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Ladenburg Thalmann Financial Services, Inc.	4,000	$10,800
LendingClub Corp.*	12,100	46,948
Marlin Business Services Corp.	200	5,770
Moelis & Co., Class A	1,700	93,160
Nelnet, Inc., Class A	799	45,679
Ocwen Financial Corp.*	3,800	14,972
On Deck Capital, Inc.*	2,200	16,654
Oppenheimer Holdings, Inc., Class A	238	7,521
PennyMac Financial Service, Class A	500	10,450
PHH Corp.*	1,189	13,067
Piper Jaffray Cos.	587	44,818
PJT Partners, Inc., Class A	800	41,880
PRA Group, Inc.*	1,848	66,528
Pzena Investment Management, Inc., Class A	830	7,918
R1 RCM, Inc.*	3,900	39,624
Regional Management Corp.*	300	8,649
Stifel Financial Corp.	2,706	138,710
Teton Advisors, Inc., Class B^,~	2	0
Virtus Investment Partners, Inc.	240	27,300
Waddell & Reed Financial, Inc., Class A	3,200	67,776
WageWorks, Inc.*	1,500	64,125
Westwood Holdings Group, Inc.	311	16,091
WisdomTree Investments, Inc.	4,400	37,312
World Acceptance Corp.*	262	29,962

		1,603,066

Electric — 1.7%
ALLETE, Inc.	1,951	146,345
Ameresco, Inc., Class A*	1,100	15,015
Atlantic Power Corp.*	4,127	9,079
Avista Corp.	2,439	123,316
Black Hills Corp.	2,048	118,968
Clearway Energy, Inc., Class A	1,500	28,560
Clearway Energy, Inc., Class C	2,500	48,125
El Paso Electric Co.	1,577	90,204
IDACORP, Inc.	1,901	188,636
MGE Energy, Inc.	1,342	85,687
NorthWestern Corp.	1,880	110,281
Ormat Technologies, Inc.	1,500	81,165
Otter Tail Corp.	1,592	76,257
PNM Resources, Inc.	3,110	122,689
Portland General Electric Co.	3,456	157,628
Spark Energy, Inc., Class A	400	3,300
Unitil Corp.	463	23,567

		1,428,822

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	1,493	77,113
Belden, Inc.	1,555	111,043
Encore Wire Corp.	771	38,627
Energous Corp.*	700	7,084
EnerSys	1,623	141,412
Generac Holdings, Inc.*	2,349	132,507
Graham Corp.	466	13,127
Insteel Industries, Inc.	691	24,793
nLight, Inc.*	300	6,663

	Number of Shares	Value†

Electrical Components & Equipment — (continued)
Novanta, Inc.*	1,300	$88,920
Powell Industries, Inc.	429	15,556
SunPower Corp.*	2,300	16,790
Vicor Corp.*	622	28,612

		702,247

Electronics — 2.0%
Allied Motion Technologies, Inc.	400	21,772
Applied Optoelectronics, Inc.*	700	17,262
AVX Corp.	1,600	28,880
Badger Meter, Inc.	1,118	59,198
Bel Fuse, Inc., Class B	269	7,128
Benchmark Electronics, Inc.	1,813	42,424
Brady Corp., Class A	1,857	81,244
Control4 Corp.*	1,000	34,330
Electro Scientific Industries, Inc.*	1,300	22,685
ESCO Technologies, Inc.	1,034	70,364
FARO Technologies, Inc.*	620	39,897
Fitbit, Inc., Class A*	8,300	44,405
Fluidigm Corp.*	1,100	8,239
GoPro, Inc., Class A*	3,700	26,640
II-VI, Inc.*	2,356	111,439
IMAX Corp.*	2,100	54,180
IntriCon Corp.*	200	11,240
Iteris, Inc.*	1,200	6,456
Itron, Inc.*	1,300	83,460
KEMET Corp.*	2,200	40,810
Kimball Electronics, Inc.*	933	18,333
Mesa Laboratories, Inc.	100	18,562
Methode Electronics, Inc.	1,460	52,852
Napco Security Technologies, Inc.*	600	8,970
NVE Corp.	209	22,129
OSI Systems, Inc.*	657	50,136
Park Electrochemical Corp.	833	16,235
Plexus Corp.*	1,303	76,238
Sanmina Corp.*	2,626	72,478
ShotSpotter, Inc.*	300	18,387
Sparton Corp.*	400	5,772
Stoneridge, Inc.*	1,073	31,890
Tech Data Corp.*	1,418	101,486
TTM Technologies, Inc.*	3,629	57,737
Turtle Beach Corp.*	400	7,976
Vishay Intertechnology, Inc.	5,100	103,785
Vishay Precision Group, Inc.*	300	11,220
Watts Water Technologies, Inc., Class A	1,117	92,711
Woodward, Inc.	2,001	161,801
ZAGG, Inc.*	900	13,275

		1,754,026

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.*	6,800	17,680
Enphase Energy, Inc.*	3,300	16,005
FutureFuel Corp.	1,100	20,394
Green Plains, Inc.	1,467	25,232
Pattern Energy Group, Inc., Class A	3,000	59,610
Plug Power, Inc.*	6,800	13,056
Renewable Energy Group, Inc.*	1,600	46,080

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — (continued)
REX American Resources Corp.*	192	$14,506
Sunrun, Inc.*	3,600	44,784
TerraForm Power, Inc., Class A	2,779	32,097
TPI Composites, Inc.*	400	11,420
Vivint Solar, Inc.*	800	4,160

		305,024

Engineering & Construction — 1.2%
Aegion Corp.*	1,255	31,852
Argan, Inc.	536	23,048
Dycom Industries, Inc.*	1,153	97,544
EMCOR Group, Inc.	2,263	169,974
Exponent, Inc.	1,880	100,768
Granite Construction, Inc.	1,733	79,198
Hudson Ltd., Class A*	1,500	33,840
IES Holdings, Inc.*	400	7,800
Infrastructure and Energy Alternatives, Inc.*	900	9,450
KBR, Inc.	5,200	109,876
MasTec, Inc.*	2,564	114,482
Mistras Group, Inc.*	800	17,336
MYR Group, Inc.*	683	22,293
NV5 Global, Inc.*	300	26,010
Orion Group Holdings, Inc.*	1,137	8,584
Sterling Construction Co.*	1,000	14,320
TopBuild Corp.*	1,400	79,548
Tutor Perini Corp.*	1,397	26,264
VSE Corp.	308	10,204
Willscot Corp.*	1,200	20,580

		1,002,971

Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A	2,155	44,177
Churchill Downs, Inc.	433	120,244
Eldorado Resorts, Inc.*	2,500	121,500
Eros International PLC*	1,200	14,460
Golden Entertainment, Inc.*	800	19,208
International Speedway Corp., Class A	858	37,580
Marriott Vacations Worldwide Corp.	1,479	165,227
National CineMedia, Inc.	2,374	25,141
Penn National Gaming, Inc.*	3,200	105,344
Pinnacle Entertainment, Inc.*	1,982	66,774
RCI Hospitality Holdings, Inc.	400	11,844
Reading International, Inc., Class A*	700	11,060
Red Rock Resorts, Inc., Class A	2,700	71,955
Scientific Games Corp.*	2,100	53,340
SeaWorld Entertainment, Inc.*	2,100	66,003
Speedway Motorsports, Inc.	316	5,641

		939,498

Environmental Control — 0.9%
Advanced Disposal Services, Inc.*	2,800	75,824
Advanced Emissions Solutions, Inc.	800	9,568
AquaVenture Holdings Ltd.*	400	7,228
Casella Waste Systems, Inc., Class A*	1,500	46,590
CECO Environmental Corp.*	1,309	10,315
Covanta Holding Corp.	4,600	74,750
Darling Ingredients, Inc.*	6,267	121,078
Energy Recovery, Inc.*	1,500	13,425

	Number of Shares	Value†

Environmental Control — (continued)
Evoqua Water Technologies Corp.*	2,900	$51,562
Heritage-Crystal Clean, Inc.*	600	12,810
MSA Safety, Inc.	1,321	140,607
Pure Cycle Corp.*	900	10,395
Tetra Tech, Inc.	2,164	147,801
U.S. Ecology, Inc.	842	62,098

		784,051

Food — 1.2%
B&G Foods, Inc.	2,572	70,601
Cal-Maine Foods, Inc.	1,246	60,182
Calavo Growers, Inc.	651	62,887
Dean Foods Co.	3,700	26,270
Fresh Del Monte Produce, Inc.	1,316	44,599
Hostess Brands, Inc.*	3,800	42,066
Ingles Markets, Inc., Class A	604	20,687
J&J Snack Foods Corp.	596	89,930
John B Sanfilippo & Son, Inc.	300	21,414
Lancaster Colony Corp.	733	109,371
Nutrisystem, Inc.	1,080	40,014
Performance Food Group Co.*	3,800	126,540
Sanderson Farms, Inc.	734	75,873
Seneca Foods Corp., Class A*	211	7,111
Simply Good Foods Co.*	2,300	44,735
Smart & Final Stores, Inc.*	1,100	6,270
SpartanNash Co.	1,530	30,692
SUPERVALU, Inc.*	1,471	47,396
The Chefs’ Warehouse, Inc.*	750	27,262
Tootsie Roll Industries, Inc.	699	20,446
United Natural Foods, Inc.*	1,900	56,905
Village Super Market, Inc., Class A	268	7,290
Weis Markets, Inc.	366	15,884

		1,054,425

Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	678	20,137
Neenah, Inc.	674	58,166
P.H. Glatfelter Co.	1,659	31,703
Schweitzer-Mauduit International, Inc.	1,176	45,053
Verso Corp., Class A*	1,300	43,771

		198,830

Gas — 1.0%
Chesapeake Utilities Corp.	635	53,276
New Jersey Resources Corp.	3,364	155,080
Northwest Natural Gas Co.	1,050	70,245
ONE Gas, Inc.	2,000	164,560
RGC Resources, Inc.	400	10,684
South Jersey Industries, Inc.	3,380	119,213
Southwest Gas Holdings, Inc.	1,786	141,148
Spire, Inc.	1,856	136,509

		850,715

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,670	78,908
Kennametal, Inc.	3,100	135,036

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Hand & Machine Tools — (continued)
Milacron Holdings Corp.*	2,500	$50,625

		264,569

Healthcare Products — 4.1%
Accelerate Diagnostics, Inc.*	951	21,825
Accuray, Inc.*	2,738	12,321
AngioDynamics, Inc.*	1,458	31,697
AtriCure, Inc.*	1,200	42,036
Atrion Corp.	53	36,824
Avanos Medical, Inc.*	1,800	123,300
AxoGen, Inc.*	1,200	44,220
BioTelemetry, Inc.*	1,300	83,785
Cardiovascular Systems, Inc.*	1,300	50,882
CareDx, Inc.*	1,200	34,620
Cerus Corp.*	5,000	36,050
CONMED Corp.	1,003	79,458
CryoLife, Inc.*	1,399	49,245
Cutera, Inc.*	500	16,275
CytoSorbents Corp.*	1,100	14,190
Endologix, Inc.*	3,198	6,108
FONAR Corp.*	200	4,980
GenMark Diagnostics, Inc.*	1,700	12,495
Genomic Health, Inc.*	709	49,786
Glaukos Corp.*	1,300	84,370
Globus Medical, Inc., Class A*	2,700	153,252
Haemonetics Corp.*	1,946	222,973
Inogen, Inc.*	700	170,884
Inspire Medical Systems, Inc.*	300	12,624
Integer Holdings Corp.*	1,193	98,959
Intersect ENT, Inc.*	1,100	31,625
Invacare Corp.	1,190	17,315
iRhythm Technologies, Inc.*	900	85,194
K2M Group Holdings, Inc.*	1,600	43,792
Lantheus Holdings, Inc.*	1,600	23,920
LeMaitre Vascular, Inc.	700	27,118
LivaNova PLC*	1,900	235,543
Luminex Corp.	1,653	50,102
Meridian Bioscience, Inc.	1,760	26,224
Merit Medical Systems, Inc.*	1,875	115,219
MiMedx Group, Inc.*	3,800	23,484
NanoString Technologies, Inc.*	600	10,698
Natus Medical, Inc.*	1,275	45,454
Nevro Corp.*	1,100	62,700
Novocure Ltd.*	2,700	141,480
NuVasive, Inc.*	2,006	142,386
Nuvectra Corp.*	500	10,990
NxStage Medical, Inc.*	2,584	72,068
Ocular Therapeutix, Inc.*	700	4,816
OPKO Health, Inc.*	12,300	42,558
OraSure Technologies, Inc.*	2,201	34,005
Orthofix Medical, Inc.*	671	38,791
OrthoPediatrics Corp.*	400	14,656
Oxford Immunotec Global PLC*	1,000	16,230
Patterson Cos., Inc.	3,100	75,795
Pulse Biosciences, Inc.*	400	5,676
Quidel Corp.*	1,251	81,528
Rockwell Medical, Inc.*	1,800	7,596

	Number of Shares	Value†

Healthcare Products — (continued)
SeaSpine Holdings Corp.*	600	$9,336
Sientra, Inc.*	1,000	23,880
STAAR Surgical Co.*	1,400	67,200
Surmodics, Inc.*	573	42,774
T2 Biosystems, Inc.*	1,000	7,450
Tactile Systems Technology, Inc.*	700	49,735
Tandem Diabetes Care, Inc.*	1,700	72,828
TransEnterix, Inc.*	6,000	34,800
Utah Medical Products, Inc.	100	9,420
Varex Imaging Corp.*	1,500	42,990
ViewRay, Inc.*	2,200	20,592
Wright Medical Group N.V.*	4,704	136,510

		3,497,637

Healthcare Services — 1.6%
AAC Holdings, Inc.*	200	1,526
Addus HomeCare Corp.*	300	21,045
Amedisys, Inc.*	1,006	125,710
American Renal Associates Holdings, Inc.*	400	8,660
Apollo Medical Holdings, Inc.*	100	2,207
Brookdale Senior Living, Inc.*	7,100	69,793
Capital Senior Living Corp.*	1,036	9,780
Civitas Solutions, Inc.*	400	5,900
Community Health Systems, Inc.*	3,600	12,456
Evolus, Inc.*	300	5,586
Genesis Healthcare, Inc.*	1,861	2,512
Invitae Corp.*	2,400	40,152
LHC Group, Inc.*	1,118	115,143
LifePoint Health, Inc.*	1,400	90,160
Magellan Health, Inc.*	941	67,799
Medpace Holdings, Inc.*	500	29,955
Natera, Inc.*	1,200	28,728
National HealthCare Corp.	406	30,600
RadNet, Inc.*	1,500	22,575
Select Medical Holdings Corp.*	4,100	75,440
Surgery Partners, Inc.*	700	11,550
Syneos Health, Inc.*	2,400	123,720
Teladoc Health, Inc.*	2,600	224,510
Tenet Healthcare Corp.*	3,200	91,072
The Ensign Group, Inc.	1,880	71,289
Tivity Health, Inc.*	1,458	46,875
Triple-S Management Corp., Class B*	891	16,831
U.S. Physical Therapy, Inc.	491	58,233

		1,409,807

Holding Companies — 0.1%
FCB Financial Holdings, Inc., Class A*	1,600	75,840
National Bank Holdings Corp., Class A	1,000	37,650
Tiptree, Inc.	1,100	7,205

		120,695

Home Builders — 0.8%
Beazer Homes USA, Inc.*	1,424	14,952
Cavco Industries, Inc.*	301	76,153
Century Communities, Inc.*	1,100	28,875
Foundation Building Materials, Inc.*	500	6,235
Green Brick Partners, Inc.*	1,100	11,110
Hovnanian Enterprises, Inc., Class A*	4,810	7,696

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
Installed Building Products, Inc.*	800	$31,200
KB Home	3,200	76,512
LGI Homes, Inc.*	800	37,952
M/I Homes, Inc.*	1,136	27,184
MDC Holdings, Inc.	1,701	50,316
Meritage Homes Corp.*	1,490	59,451
Skyline Corp.	300	8,571
Tailored Brands, Inc.	1,956	49,272
Taylor Morrison Home Corp., Class A*	4,200	75,768
The New Home Co., Inc.*	600	4,836
TRI Pointe Group, Inc.*	5,700	70,680
William Lyon Homes, Class A*	1,000	15,890
Winnebago Industries, Inc.	1,122	37,194

		689,847

Home Furnishings — 0.6%
American Woodmark Corp.*	569	44,638
Bassett Furniture Industries, Inc.	300	6,375
Daktronics, Inc.	1,209	9,479
Ethan Allen Interiors, Inc.	1,028	21,331
Flexsteel Industries, Inc.	200	5,948
Hamilton Beach Brands Holding Co., Class A	144	3,159
Hooker Furniture Corp.	500	16,900
iRobot Corp.*	982	107,942
Kimball International, Inc., Class B	1,244	20,837
La-Z-Boy, Inc.	1,962	61,999
Roku, Inc.*	1,700	124,151
Sleep Number Corp.*	1,372	50,462
Universal Electronics, Inc.*	600	23,610

		496,831

Household Products & Wares — 0.5%
ACCO Brands Corp.	4,393	49,641
Central Garden & Pet Co.*	500	18,020
Central Garden & Pet Co., Class A*	1,402	46,462
Helen of Troy Ltd.*	995	130,245
Tupperware Brands Corp.	2,000	66,900
WD-40 Co.	546	93,967

		405,235

Housewares — 0.0%
Lifetime Brands, Inc.	400	4,360

Insurance — 3.4%
Ambac Financial Group, Inc.*	1,700	34,714
American Equity Investment Life Holding Co.	3,276	115,839
AMERISAFE, Inc.	708	43,861
AmTrust Financial Services, Inc.	4,200	60,984
Argo Group International Holdings Ltd.	1,332	83,983
Citizens, Inc.*	1,466	12,314
CNO Financial Group, Inc.	6,393	135,659
Crawford & Co., Class B	638	5,876
Donegal Group, Inc., Class A	283	4,021
eHealth, Inc.*	720	20,347
EMC Insurance Group, Inc.	450	11,124
Employers Holdings, Inc.	1,282	58,075

	Number of Shares	Value†

Insurance — (continued)
Enstar Group Ltd.*	460	$95,910
Essent Group Ltd.*	3,700	163,725
FBL Financial Group, Inc., Class A	427	32,132
FedNat Holding Co.	500	12,740
FGL Holdings*	5,400	48,330
Genworth Financial, Inc., Class A*	19,200	80,064
Global Indemnity Ltd.	383	14,439
Goosehead Insurance, Inc., Class A*	400	13,548
Greenlight Capital Re Ltd., Class A*	1,128	13,987
Hallmark Financial Services, Inc.*	255	2,805
HCI Group, Inc.	300	13,125
Health Insurance Innovations, Inc., Class A*	400	24,660
Heritage Insurance Holdings, Inc.	800	11,856
Hilltop Holdings, Inc.	2,783	56,133
Horace Mann Educators Corp.	1,480	66,452
Independence Holding Co.	100	3,590
Investors Title Co.	39	6,548
Kemper Corp.	2,017	162,268
Kingstone Cos., Inc.	500	9,500
Kinsale Capital Group, Inc.	800	51,088
Maiden Holdings Ltd.	2,768	7,889
MBIA, Inc.*	3,300	35,277
MGIC Investment Corp.*	14,127	188,030
National General Holdings Corp.	2,400	64,416
National Western Life Group, Inc., Class A	95	30,324
NI Holdings, Inc.*	600	10,122
NMI Holdings, Inc., Class A*	2,100	47,565
Primerica, Inc.	1,600	192,880
ProAssurance Corp.	2,000	93,900
Protective Insurance Corp., Class B	325	7,459
Radian Group, Inc.	8,403	173,690
RLI Corp.	1,522	119,599
Safety Insurance Group, Inc.	582	52,147
Selective Insurance Group, Inc.	2,175	138,113
State Auto Financial Corp.	476	14,537
Stewart Information Services Corp.	908	40,869
The Navigators Group, Inc.	790	54,589
Third Point Reinsurance Ltd.*	3,100	40,300
Trupanion, Inc.*	900	32,157
United Fire Group, Inc.	880	44,678
United Insurance Holdings Corp.	800	17,904
Universal Insurance Holdings, Inc.	1,251	60,736
WMIH Corp.*	11,913	16,559

		2,953,437

Internet — 2.9%
1-800-Flowers.com, Inc., Class A*	737	8,697
Blucora, Inc.*	1,796	72,289
Boingo Wireless, Inc.*	1,300	45,370
Box, Inc., Class A*	4,900	117,159
Brightcove, Inc.*	1,200	10,080
Cargurus, Inc.*	1,900	105,811
Cars.com, Inc.*	2,800	77,308
Carvana Co.*	1,100	64,999
ChannelAdvisor Corp.*	900	11,205
Cogent Communications Holdings, Inc.	1,619	90,340
eGain Corp.*	900	7,290

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Endurance International Group Holdings, Inc.*	2,100	$18,480
ePlus, Inc.*	490	45,423
Etsy, Inc.*	4,600	236,348
Groupon, Inc.*	16,900	63,713
HealthStream, Inc.	900	27,909
Imperva, Inc.*	1,300	60,385
Internap Corp.*	775	9,788
Leaf Group Ltd.*	900	9,000
Liberty Expedia Holdings, Inc., Class A*	2,100	98,784
Limelight Networks, Inc.*	3,372	16,928
Liquidity Services, Inc.*	1,035	6,572
LiveXLive Media, Inc.*	200	784
New Media Investment Group, Inc.	2,300	36,087
NIC, Inc.	2,629	38,909
Overstock.com, Inc.*	871	24,127
Pandora Media, Inc.*	9,800	93,198
Perficient, Inc.*	1,245	33,179
Q2 Holdings, Inc.*	1,400	84,770
QuinStreet, Inc.*	1,815	24,630
Quotient Technology, Inc.*	2,700	41,850
Rapid7, Inc.*	1,400	51,688
Reis, Inc.	400	9,200
Safeguard Scientifics, Inc.*	850	7,948
Shutterfly, Inc.*	1,290	84,998
Shutterstock, Inc.	800	43,664
Stamps.com, Inc.*	662	149,744
TechTarget, Inc.*	900	17,478
The Meet Group, Inc.*	1,900	9,405
The Trade Desk, Inc., Class A*	1,200	181,092
TrueCar, Inc.*	3,500	49,350
Tucows, Inc., Class A*	400	22,300
VirnetX Holding Corp.*	1,583	7,361
Web.com Group, Inc.*	1,500	41,850
XO Group, Inc.*	859	29,618
Yelp, Inc.*	3,000	147,600
Zix Corp.*	1,848	10,256
Zscaler, Inc.*	500	20,390

		2,465,354

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	8,406
Cannae Holdings, Inc.*	2,400	50,280
Columbia Financial, Inc.*	1,900	31,730

		90,416

Iron & Steel — 0.7%
AK Steel Holding Corp.*	12,000	58,800
Allegheny Technologies, Inc.*	4,800	141,840
Carpenter Technology Corp.	1,800	106,110
Cleveland-Cliffs, Inc.*	11,200	141,792
Commercial Metals Co.	4,500	92,340
Ryerson Holding Corp.*	800	9,040
Schnitzer Steel Industries, Inc., Class A	900	24,345
TimkenSteel Corp.*	1,400	20,818
Universal Stainless & Alloy Products, Inc.*	400	10,204

		605,289

	Number of Shares	Value†

Leisure Time — 0.9%
Acushnet Holdings Corp.	1,100	$30,173
Callaway Golf Co.	3,546	86,132
Camping World Holdings, Inc., Class A	1,200	25,584
Clarus Corp.	1,200	13,260
Drive Shack, Inc.*	2,400	14,304
Escalade, Inc.	600	7,710
Fox Factory Holding Corp.*	1,400	98,070
Johnson Outdoors, Inc., Class A	200	18,598
LCI Industries	891	73,775
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	43,065
Lindblad Expeditions Holdings, Inc.*	700	10,409
Malibu Boats, Inc., Class A*	800	43,776
Marine Products Corp.	88	2,014
MCBC Holdings, Inc.*	800	28,704
Nautilus, Inc.*	1,300	18,135
Planet Fitness, Inc., Class A*	3,300	178,299
Town Sports International Holdings, Inc.*	800	6,920
Vista Outdoor, Inc.*	2,200	39,358

		738,286

Lodging — 0.3%
BBX Capital Corp.	2,500	18,550
Belmond Ltd., Class A*	3,445	62,871
Bluegreen Vacations Corp.	400	7,156
Boyd Gaming Corp.	3,066	103,784
Century Casinos, Inc.*	1,100	8,206
Monarch Casino & Resort, Inc.*	485	22,043
Red Lion Hotels Corp.*	800	10,000
The Marcus Corp.	633	26,618

		259,228

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	798	40,227
Babcock & Wilcox Enterprises, Inc.*	1,220	1,257
Hyster-Yale Materials Handling, Inc.	344	21,166

		62,650

Machinery - Diversified — 1.0%
Alamo Group, Inc.	317	29,040
Albany International Corp., Class A	1,132	89,994
Altra Industrial Motion Corp.	1,003	41,424
Applied Industrial Technologies, Inc.	1,482	115,966
Briggs & Stratton Corp.	1,636	31,460
Cactus, Inc., Class A*	1,400	53,592
Chart Industries, Inc.*	1,177	92,194
Columbus McKinnon Corp.	885	34,993
DXP Enterprises, Inc.*	522	20,917
Gencor Industries, Inc.*	500	6,025
Hurco Cos., Inc.	200	9,020
Ichor Holdings Ltd.*	1,100	22,462
Kadant, Inc.	399	43,032
Lindsay Corp.	353	35,385
Manitex International, Inc.*	800	8,424
NACCO Industries, Inc., Class A	122	3,996
SPX FLOW, Inc.*	1,500	78,000
Tennant Co.	736	55,899
The Gorman-Rupp Co.	751	27,412
The Manitowoc Co., Inc.*	1,325	31,787

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — (continued)
Twin Disc, Inc.*	400	$9,216

		840,238

Media — 1.3%
Central European Media Enterprises Ltd., Class A*	3,100	11,625
Daily Journal Corp.*	41	9,881
Entercom Communications Corp., Class A	4,800	37,920
Entravision Communications Corp., Class A	2,800	13,720
Gannett Co., Inc.	4,800	48,048
Gray Television, Inc.*	2,600	45,500
Hemisphere Media Group, Inc.*	900	12,555
Houghton Mifflin Harcourt Co.*	3,900	27,300
Liberty Media Corp.-Liberty Braves, Class C*	1,300	35,425
Liberty Media Corp.-Liberty Braves, Class A*	500	13,640
Meredith Corp.	1,500	76,575
MSG Networks, Inc., Class A*	2,300	59,340
Nexstar Media Group, Inc., Class A	1,649	134,229
Saga Communications, Inc., Class A	133	4,808
Scholastic Corp.	1,156	53,974
Sinclair Broadcast Group, Inc., Class A	2,717	77,027
TEGNA, Inc.	8,300	99,268
The E.W. Scripps Co., Class A	1,729	28,528
The New York Times Co., Class A	4,821	111,606
TiVo Corp.	4,623	57,556
tronc, Inc.*	700	11,431
WideOpenWest, Inc.*	800	8,968
World Wrestling Entertainment, Inc., Class A	1,614	156,122

		1,135,046

Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,400	43,260
Atkore International Group, Inc.*	1,300	34,489
CIRCOR International, Inc.	635	30,163
Global Brass & Copper Holdings, Inc.	700	25,830
Haynes International, Inc.	564	20,022
L.B. Foster Co., Class A*	500	10,275
Lawson Products, Inc.*	400	13,560
Mueller Industries, Inc.	2,188	63,408
Mueller Water Products, Inc., Class A	6,192	71,270
NN, Inc.	1,000	15,600
Northwest Pipe Co.*	600	11,850
Olympic Steel, Inc.	231	4,821
Omega Flex, Inc.	59	4,199
RBC Bearings, Inc.*	859	129,159
Rexnord Corp.*	4,100	126,280
Sun Hydraulics Corp.	1,059	58,012
The Eastern Co.	300	8,520
TriMas Corp.*	1,795	54,568
Worthington Industries, Inc.	1,584	68,682

		793,968

Mining — 0.6%
Century Aluminum Co.*	1,754	20,995
Coeur Mining, Inc.*	6,928	36,926

	Number of Shares	Value†

Mining — (continued)
Compass Minerals International, Inc.	1,300	$87,360
Covia Holdings, Corp.*	1,220	10,943
Energy Fuels, Inc.*	2,800	9,184
Ferroglobe Representation & Warranty Insurance Trust Units*^,~	2,414	0
Gold Resource Corp.	2,400	12,336
Hecla Mining Co.	18,291	51,032
Kaiser Aluminum Corp.	616	67,181
Materion Corp.	857	51,849
Ring Energy, Inc.*	2,400	23,784
Smart Sand, Inc.*	700	2,877
Tahoe Resources, Inc.*	11,900	33,201
United States Lime & Minerals, Inc.	29	2,290
Uranium Energy Corp.*	5,300	9,116
US Silica Holdings, Inc.	3,100	58,373

		477,447

Miscellaneous Manufacturing — 1.8%
Actuant Corp., Class A	2,406	67,127
American Outdoor Brands Corp.*	2,179	33,840
American Railcar Industries, Inc.	300	13,830
AZZ, Inc.	976	49,288
Barnes Group, Inc.	1,765	125,368
Chase Corp.	300	36,045
EnPro Industries, Inc.	817	59,584
Fabrinet*	1,300	60,138
Federal Signal Corp.	2,343	62,746
FreightCar America, Inc.*	570	9,160
GP Strategies Corp.*	400	6,740
Harsco Corp.*	3,200	91,360
Hillenbrand, Inc.	2,374	124,160
John Bean Technologies Corp.	1,229	146,620
Koppers Holdings, Inc.*	820	25,543
LSB Industries, Inc.*	749	7,325
Lydall, Inc.*	600	25,860
Movado Group, Inc.	660	27,654
Myers Industries, Inc.	1,125	26,156
NL Industries, Inc.*	90	540
Park-Ohio Holdings Corp.	400	15,340
Proto Labs, Inc.*	1,000	161,750
Raven Industries, Inc.	1,346	61,579
SPX Corp.*	1,700	56,627
Standex International Corp.	500	52,125
Sturm Ruger & Co., Inc.	719	49,647
Synalloy Corp.	400	9,140
Tredegar Corp.	1,061	22,971
Trinseo SA	1,700	133,110

		1,561,373

Office & Business Equipment — 0.1%
Eastman Kodak Co.*	800	2,480
Pitney Bowes, Inc.	7,200	50,976

		53,456

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	85,709
HNI Corp.	1,743	77,110
Interface, Inc.	2,395	55,923

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Office Furnishings — (continued)
Knoll, Inc.	1,953	$45,798
Steelcase, Inc., Class A	3,531	65,324

		329,864

Oil & Gas — 2.4%
Abraxas Petroleum Corp.*	4,100	9,553
Adams Resources & Energy, Inc.	100	4,246
Alta Mesa Resources, Inc.*	3,700	15,466
Bonanza Creek Energy, Inc.*	800	23,824
California Resources Corp.*	1,700	82,501
Callon Petroleum Co.*	8,600	103,114
Carrizo Oil & Gas, Inc.*	2,965	74,718
Cobalt International Energy, Inc.*^,~	1	0
CVR Energy, Inc.	700	28,154
Delek US Holdings, Inc.	3,179	134,885
Denbury Resources, Inc.*	16,800	104,160
Diamond Offshore Drilling, Inc.*	2,500	50,000
Earthstone Energy, Inc., Class A*	700	6,566
Eclipse Resources Corp.*	1,400	1,666
Energy XXI Gulf Coast, Inc.*	1,200	10,032
EP Energy Corp., Class A*	1,800	4,212
Evolution Petroleum Corp.	1,200	13,260
Gulfport Energy Corp.*	6,700	69,747
Halcon Resources Corp.*	4,900	21,903
HighPoint Resources Corp.*	3,725	18,178
Isramco, Inc.*	21	2,563
Jagged Peak Energy, Inc.*	2,200	30,426
Laredo Petroleum, Inc.*	5,900	48,203
Lilis Energy, Inc.*	1,700	8,330
Matador Resources Co.*	3,900	128,895
Midstates Petroleum Co., Inc.*	400	3,564
Murphy USA, Inc.*	1,200	102,552
Noble Corp. PLC*	9,500	66,785
Northern Oil & Gas, Inc.*	4,100	16,400
Oasis Petroleum, Inc.*	10,100	143,218
Ocean Rig UDW, Inc., Class A*	2,100	72,702
Panhandle Oil and Gas, Inc., Class A	634	11,697
Par Pacific Holdings, Inc.*	1,318	26,887
PDC Energy, Inc.*	2,612	127,884
Penn Virginia Corp.*	500	40,270
Resolute Energy Corp.*	800	30,248
Rowan Cos PLC, Class A*	4,600	86,618
Sanchez Energy Corp.*	2,700	6,210
SandRidge Energy, Inc.*	1,400	15,218
SilverBow Resources, Inc.*	300	8,001
Southwestern Energy Co.*	22,500	114,975
Talos Energy, Inc.*	800	26,256
Trecora Resources*	1,000	14,000
Ultra Petroleum Corp.*	7,600	8,512
Unit Corp.*	2,100	54,726
W&T Offshore, Inc.*	3,543	34,155
WildHorse Resource Development Corp.*	1,000	23,640
Zion Oil & Gas, Inc.*	2,300	2,944

		2,032,064

Oil & Gas Services — 1.6%
Archrock, Inc.	5,000	61,000

	Number of Shares	Value†

Oil & Gas Services — (continued)
Basic Energy Services, Inc.*	700	$6,993
C&J Energy Services, Inc.*	2,500	52,000
CARBO Ceramics, Inc.*	800	5,800
Dawson Geophysical Co.*	1,100	6,809
Dril-Quip, Inc.*	1,500	78,375
Exterran Corp.*	1,300	34,489
Flotek Industries, Inc.*	2,000	4,800
Forum Energy Technologies, Inc.*	2,700	27,945
Frank’s International N.V.*	3,100	26,908
FTS International, Inc.*	800	9,432
Helix Energy Solutions Group, Inc.*	5,401	53,362
Independence Contract Drilling, Inc.*	1,100	5,434
ION Geophysical Corp.*	400	6,220
Keane Group, Inc.*	2,300	28,451
Key Energy Services, Inc.*	400	4,576
KLX Energy Services Holdings, Inc.*	800	25,608
Liberty Oilfield Services, Inc., Class A	1,700	36,669
Mammoth Energy Services, Inc.	500	14,550
Matrix Service Co.*	987	24,330
McDermott International, Inc.*	6,913	127,407
MRC Global, Inc.*	3,400	63,818
Natural Gas Services Group, Inc.*	594	12,533
NCS Multistage Holdings, Inc.*	400	6,604
Newpark Resources, Inc.*	3,512	36,349
Nine Energy Service, Inc.*	300	9,174
NOW, Inc.*	4,300	71,165
Oceaneering International, Inc.*	3,800	104,880
Oil States International, Inc.*	2,400	79,680
Pioneer Energy Services Corp.*	2,650	7,817
ProPetro Holding Corp.*	2,900	47,821
SEACOR Holdings, Inc.*	600	29,646
Select Energy Services, Inc., Class A*	1,700	20,128
Solaris Oilfield Infrastructure, Inc., Class A*	1,200	22,668
SRC Energy, Inc.*	9,000	80,010
Superior Energy Services, Inc.*	6,000	58,440
TETRA Technologies, Inc.*	5,379	24,259
Thermon Group Holdings, Inc.*	1,100	28,358

		1,344,508

Packaging and Containers — 0.2%
Greif, Inc., Class A	1,000	53,660
Greif, Inc., Class B	200	11,530
KapStone Paper and Packaging Corp.	3,240	109,868
UFP Technologies, Inc.*	300	11,025

		186,083

Pharmaceuticals — 3.9%
Achaogen, Inc.*	1,100	4,389
Aclaris Therapeutics, Inc.*	800	11,616
Adamas Pharmaceuticals, Inc.*	700	14,014
Aeglea BioTherapeutics, Inc.*	900	8,613
Aerie Pharmaceuticals, Inc.*	1,400	86,170
Aimmune Therapeutics, Inc.*	1,700	46,376
Akcea Therapeutics, Inc.*	600	21,012
Akebia Therapeutics, Inc.*	1,700	15,011
Akorn, Inc.*	3,600	46,728
Amicus Therapeutics, Inc.*	7,000	84,630

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Amneal Pharmaceuticals, Inc.*	3,337	$74,048
Amphastar Pharmaceuticals, Inc.*	1,400	26,936
Anika Therapeutics, Inc.*	500	21,090
Antares Pharma, Inc.*	5,600	18,816
Apellis Pharmaceuticals, Inc.*	1,400	24,892
Aratana Therapeutics, Inc.*	900	5,256
Array BioPharma, Inc.*	7,548	114,730
Assertio Therapeutics, Inc.*	2,283	13,424
Athenex, Inc.*	1,600	24,864
BioScrip, Inc.*	4,411	13,674
BioSpecifics Technologies Corp.*	200	11,698
Calithera Biosciences, Inc.*	1,200	6,300
Cara Therapeutics, Inc.*	800	19,160
Catalyst Pharmaceuticals, Inc.*	2,800	10,584
ChemoCentryx, Inc.*	1,000	12,640
Chimerix, Inc.*	1,700	6,613
Clovis Oncology, Inc.*	1,700	49,929
Collegium Pharmaceutical, Inc.*	1,000	14,740
Concert Pharmaceuticals, Inc.*	900	13,356
Corbus Pharmaceuticals Holdings, Inc.*	1,700	12,835
Corcept Therapeutics, Inc.*	3,600	50,472
CTI BioPharma Corp.*	2,000	4,320
Diplomat Pharmacy, Inc.*	2,300	44,643
Dova Pharmaceuticals, Inc.*	500	10,485
Durect Corp.*	3,500	3,850
Eagle Pharmaceuticals, Inc.*	400	27,732
Enanta Pharmaceuticals, Inc.*	600	51,276
Endo International PLC*	8,600	144,738
Esperion Therapeutics, Inc.*	900	39,933
FibroGen, Inc.*	2,900	176,175
Flexion Therapeutics, Inc.*	1,200	22,452
G1 Therapeutics, Inc.*	800	41,832
Global Blood Therapeutics, Inc.*	1,900	72,200
Heron Therapeutics, Inc.*	2,400	75,960
Heska Corp.*	200	22,662
Horizon Pharma PLC*	6,500	127,270
Immune Design Corp.*	400	1,380
Insys Therapeutics, Inc.*	800	8,064
Intra-Cellular Therapies, Inc.*	1,800	39,060
Ironwood Pharmaceuticals, Inc.*	5,161	95,272
Jounce Therapeutics, Inc.*	400	2,600
Kadmon Holdings, Inc.*	2,700	9,018
Kala Pharmaceuticals, Inc.*	300	2,961
Keryx Biopharmaceuticals, Inc.*	3,500	11,900
Kindred Biosciences, Inc.*	1,400	19,530
La Jolla Pharmaceutical Co.*	700	14,091
Lannett Co., Inc.*	997	4,736
Madrigal Pharmaceuticals, Inc.*	200	42,826
Mallinckrodt PLC*	3,100	90,861
MannKind Corp.*	5,401	9,884
Marinus Pharmaceuticals, Inc.*	1,400	14,000
MediciNova, Inc.*	1,400	17,486
Melinta Therapeutics, Inc.*	360	1,422
Mersana Therapeutics, Inc.*	500	5,000
Minerva Neurosciences, Inc.*	800	10,040
Miragen Therapeutics, Inc.*	1,300	7,254

	Number of Shares	Value†

Pharmaceuticals — (continued)
Mirati Therapeutics, Inc.*	700	$32,970
MyoKardia, Inc.*	1,200	78,240
NantKwest, Inc.*	800	2,960
Natural Grocers by Vitamin Cottage, Inc.*	400	6,756
Natural Health Trends Corp.	300	6,984
Nature’s Sunshine Products, Inc.*	200	1,750
Neogen Corp.*	1,869	133,689
Neos Therapeutics, Inc.*	400	1,940
Odonate Therapeutics, Inc.*	400	7,764
Optinose, Inc.*	600	7,458
Pacira Pharmaceuticals, Inc.*	1,600	78,640
Phibro Animal Health Corp., Class A	700	30,030
Portola Pharmaceuticals, Inc.*	2,500	66,575
Prestige Consumer Healthcare, Inc.*	2,072	78,508
Progenics Pharmaceuticals, Inc.*	2,601	16,308
Ra Pharmaceuticals, Inc.*	500	9,045
Radius Health, Inc.*	1,500	26,700
Reata Pharmaceuticals, Inc., Class A*	600	49,056
Revance Therapeutics, Inc.*	1,300	32,305
Rhythm Pharmaceuticals, Inc.*	300	8,751
Rocket Pharmaceuticals, Inc.*	800	19,696
Seres Therapeutics, Inc.*	800	6,072
SIGA Technologies, Inc.*	2,000	13,780
Sorrento Therapeutics, Inc.*	3,300	14,520
Spring Bank Pharmaceuticals, Inc.*	600	7,230
Supernus Pharmaceuticals, Inc.*	1,800	90,630
Synergy Pharmaceuticals, Inc.*	7,600	12,920
Syros Pharmaceuticals, Inc.*	500	5,955
Teligent, Inc.*	1,800	7,110
Tetraphase Pharmaceuticals, Inc.*	1,200	3,312
TG Therapeutics, Inc.*	2,000	11,200
TherapeuticsMD, Inc.*	5,900	38,704
Tyme Technologies, Inc.*	2,300	6,394
USANA Health Sciences, Inc.*	448	54,006
Vanda Pharmaceuticals, Inc.*	1,941	44,546
Vital Therapies, Inc.*	1,600	441
Voyager Therapeutics, Inc.*	600	11,352
Xencor, Inc.*	1,800	70,146
Zafgen, Inc.*	1,200	14,028
Zogenix, Inc.*	1,575	78,120

		3,344,120

Pipelines — 0.2%
Primoris Services Corp.	1,490	36,982
SemGroup Corp., Class A	3,000	66,150
Tellurian, Inc.*	3,400	30,498

		133,630

Publishing / Newspapers — 0.1%
Cimpress N.V.*	800	109,288

Real Estate — 0.5%
AV Homes, Inc.*	595	11,900
Consolidated-Tomoka Land Co.	124	7,723
Cushman & Wakefield PLC*	1,700	28,883
Forestar Group, Inc.*	160	3,392
FRP Holdings, Inc.*	269	16,705

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — (continued)
HFF, Inc., Class A	1,500	$63,720
Kennedy-Wilson Holdings, Inc.	4,581	98,491
KKR Real Estate Finance Trust, Inc.	400	8,068
Marcus & Millichap, Inc.*	700	24,297
Newmark Group, Inc., Class A	900	10,071
RE/MAX Holdings, Inc., Class A	700	31,045
Redfin Corp.*	2,800	52,360
Stratus Properties, Inc.*	300	9,180
The RMR Group, Inc., Class A	267	24,778
The St. Joe Co.*	1,800	30,240
Trinity Place Holdings, Inc.*	900	5,481

		426,334

Retail — 5.2%
Abercrombie & Fitch Co., Class A	2,800	59,136
America’s Car-Mart, Inc.*	227	17,751
American Eagle Outfitters, Inc.	6,300	156,429
Asbury Automotive Group, Inc.*	749	51,494
Ascena Retail Group, Inc.*	6,713	30,678
At Home Group, Inc.*	1,700	53,601
Barnes & Noble Education, Inc.*	1,737	10,005
Barnes & Noble, Inc.	2,600	15,080
Bed Bath & Beyond, Inc.	5,100	76,500
Big 5 Sporting Goods Corp.	581	2,963
Big Lots, Inc.	1,700	71,043
Biglari Holdings, Inc., Class B*	40	7,254
Biglari Holdings, Inc., Class A*	4	3,688
BJ’s Restaurants, Inc.	820	59,204
BJ’s Wholesale Club Holdings, Inc.*	1,600	42,848
Bloomin’ Brands, Inc.	3,500	69,265
BMC Stock Holdings, Inc.*	2,700	50,355
Bojangles’, Inc.*	500	7,850
Boot Barn Holdings, Inc.*	700	19,887
Brinker International, Inc.	1,700	79,441
Caleres, Inc.	1,654	59,313
Carrols Restaurant Group, Inc.*	1,113	16,250
Chico’s FAS, Inc.	5,300	45,951
Chuy’s Holdings, Inc.*	600	15,750
Citi Trends, Inc.	503	14,471
Conn’s, Inc.*	704	24,886
Cracker Barrel Old Country Store, Inc.	724	106,522
Dave & Buster’s Entertainment, Inc.	1,600	105,952
Del Frisco’s Restaurant Group, Inc.*	1,000	8,300
Del Taco Restaurants, Inc.*	1,100	12,991
Denny’s Corp.*	2,752	40,509
Dillard’s, Inc., Class A	500	38,170
Dine Brands Global, Inc.	671	54,559
DSW, Inc., Class A	2,500	84,700
Duluth Holdings, Inc., Class B*	500	15,730
El Pollo Loco Holdings, Inc.*	900	11,295
Express, Inc.*	3,154	34,883
EZCORP, Inc., Class A*	1,766	18,896
Fiesta Restaurant Group, Inc.*	1,013	27,098
FirstCash, Inc.	1,739	142,598
Five Below, Inc.*	2,100	273,126
Francesca’s Holdings Corp.*	1,658	6,151
Freshpet, Inc.*	1,100	40,370

	Number of Shares	Value†

Retail — (continued)
Gaia, Inc.*	400	$6,160
GameStop Corp., Class A	3,800	58,026
Genesco, Inc.*	795	37,445
GMS, Inc.*	1,200	27,840
GNC Holdings, Inc., Class A*	2,800	11,592
Group 1 Automotive, Inc.	807	52,374
Guess?, Inc.	2,400	54,240
Haverty Furniture Cos., Inc.	750	16,575
Hibbett Sports, Inc.*	955	17,954
J Alexander’s Holdings, Inc.*	483	5,748
J. Jill, Inc.*	800	4,944
J.C. Penney Co., Inc.*	12,100	20,086
Jack in the Box, Inc.	1,114	93,387
Kirkland’s, Inc.*	827	8,344
Lands’ End, Inc.*	700	12,285
Lithia Motors, Inc., Class A	894	73,004
Lumber Liquidators Holdings, Inc.*	1,033	16,001
MarineMax, Inc.*	1,000	21,250
Nathan’s Famous, Inc.	100	8,240
National Vision Holdings, Inc.*	1,900	85,766
Noodles & Co.*	300	3,630
Office Depot, Inc.	19,900	63,879
Ollie’s Bargain Outlet Holdings, Inc.*	1,900	182,590
Papa John’s International, Inc.	910	46,665
Party City Holdco, Inc.*	1,200	16,260
PC Connection, Inc.	565	21,973
PetIQ, Inc.*	400	15,724
PetMed Express, Inc.	713	23,536
Pier 1 Imports, Inc.	3,644	5,466
Potbelly Corp.*	1,000	12,300
PriceSmart, Inc.	831	67,270
Red Robin Gourmet Burgers, Inc.*	520	20,878
Regis Corp.*	1,332	27,213
RH*	700	91,707
Rite Aid Corp.*	40,200	51,456
Rush Enterprises, Inc., Class B	300	11,967
Rush Enterprises, Inc., Class A	1,135	44,617
Ruth’s Hospitality Group, Inc.	1,195	37,702
Sally Beauty Holdings, Inc.*#	4,700	86,433
Sears Holding Corp.*	500	484
Shake Shack, Inc., Class A*	900	56,709
Shoe Carnival, Inc.	458	17,633
Signet Jewelers Ltd.	2,300	151,639
Sonic Automotive, Inc., Class A	1,134	21,943
Sonic Corp.	1,332	57,729
Sportsman’s Warehouse Holdings, Inc.*	600	3,510
Systemax, Inc.	562	18,512
Texas Roadhouse, Inc.	2,570	178,075
The Buckle, Inc.	1,049	24,180
The Cato Corp., Class A	1,104	23,206
The Cheesecake Factory, Inc.	1,716	91,875
The Children’s Place, Inc.	594	75,913
The Container Store Group, Inc.*	600	6,660
The Habit Restaurants, Inc., Class A*	1,000	15,950
Tile Shop Holdings, Inc.	1,300	9,295
Tilly’s, Inc., Class A	400	7,580

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Vera Bradley, Inc.*	800	$12,208
Wingstop, Inc.	1,100	75,097
Winmark Corp.	100	16,600
World Fuel Services Corp.	2,600	71,968
Zoe’s Kitchen, Inc.*	700	8,904
Zumiez, Inc.*	703	18,524

		4,509,664

Savings & Loans — 1.5%
Axos Financial, Inc.*	2,400	82,536
Banc of California, Inc.	1,700	32,130
BankFinancial Corp.	609	9,707
Beneficial Bancorp, Inc.	2,773	46,864
Berkshire Hills Bancorp, Inc.	1,502	61,131
Brookline Bancorp, Inc.	2,922	48,797
BSB Bancorp, Inc.*	300	9,780
Capitol Federal Financial, Inc.	5,100	64,974
Community Bankers Trust Corp.*	1,300	11,440
Dime Community Bancshares, Inc.	1,230	21,955
Entegra Financial Corp.*	400	10,620
ESSA Bancorp, Inc.	500	8,130
First Defiance Financial Corp.	600	18,066
First Financial Northwest, Inc.	100	1,657
Flagstar Bancorp, Inc.*	1,100	34,617
Flushing Financial Corp.	1,138	27,767
FS Bancorp, Inc.	200	11,144
Home Bancorp, Inc.	300	13,044
HomeStreet, Inc.*	1,000	26,500
HomeTrust Bancshares, Inc.*	500	14,575
Investors Bancorp, Inc.	9,555	117,240
Malvern Bancorp, Inc.*	400	9,580
Meridian Bancorp, Inc.	1,874	31,858
Meta Financial Group, Inc.	300	24,795
MutualFirst Financial, Inc.	300	11,055
Northfield Bancorp, Inc.	1,793	28,545
Northwest Bancshares, Inc.	3,775	65,383
OceanFirst Financial Corp.	1,710	46,546
Oritani Financial Corp.	1,718	26,715
Pacific Premier Bancorp, Inc.*	1,716	63,835
Provident Financial Services, Inc.	2,403	58,994
Prudential Bancorp, Inc.	500	8,655
Riverview Bancorp, Inc.	1,100	9,724
SI Financial Group, Inc.	500	7,000
Southern Missouri Bancorp, Inc.	300	11,181
Territorial Bancorp, Inc.	243	7,181
Timberland Bancorp, Inc.	300	9,372
United Community Financial Corp.	1,700	16,439
United Financial Bancorp, Inc.	2,131	35,865
Washington Federal, Inc.	3,400	108,800
Waterstone Financial, Inc.	1,000	17,150
WSFS Financial Corp.	1,071	50,498

		1,321,845

Semiconductors — 2.3%
Alpha & Omega Semiconductor Ltd.*	900	10,467
Ambarella, Inc.*	1,300	50,284
Amkor Technology, Inc.*	4,011	29,641

	Number of Shares	Value†

Semiconductors — (continued)
Aquantia Corp.*	800	$10,232
Axcelis Technologies, Inc.*	1,025	20,141
AXT, Inc.*	1,500	10,725
Brooks Automation, Inc.	2,677	93,775
Cabot Microelectronics Corp.	961	99,146
CEVA, Inc.*	871	25,041
Cirrus Logic, Inc.*	2,481	95,767
Cohu, Inc.	904	22,690
Cree, Inc.*	3,800	143,906
CTS Corp.	1,263	43,321
Diodes, Inc.*	1,399	46,573
Entegris, Inc.	5,370	155,462
FormFactor, Inc.*	2,629	36,149
Impinj, Inc.*	700	17,374
Inphi Corp.*	1,600	60,768
Integrated Device Technology, Inc.*	4,893	230,020
Kopin Corp.*	1,507	3,647
Lattice Semiconductor Corp.*	4,924	39,392
MACOM Technology Solutions Holdings, Inc.*	1,622	33,413
MaxLinear, Inc.*	2,243	44,591
Nanometrics, Inc.*	900	33,768
Photronics, Inc.*	2,692	26,516
Power Integrations, Inc.	1,095	69,204
Rambus, Inc.*	4,423	48,255
Rudolph Technologies, Inc.*	1,054	25,770
Semtech Corp.*	2,509	139,500
Silicon Laboratories, Inc.*	1,600	146,880
SMART Global Holdings, Inc.*	400	11,496
Synaptics, Inc.*	1,416	64,598
Ultra Clean Holdings, Inc.*	1,300	16,315
Veeco Instruments, Inc.*	1,654	16,954
Xcerra Corp.*	2,466	35,190
Xperi Corp.	1,823	27,072

		1,984,043

Software — 4.5%
ACI Worldwide, Inc.*	4,527	127,390
Allscripts Healthcare Solutions, Inc.*	7,100	101,175
Altair Engineering, Inc., Class A*	1,000	43,450
Alteryx, Inc., Class A*	1,100	62,931
Amber Road, Inc.*	600	5,772
American Software, Inc., Class A	1,193	14,471
Appfolio, Inc., Class A*	600	47,040
Apptio, Inc., Class A*	1,300	48,048
Asure Software, Inc.*	500	6,210
Avaya Holdings Corp.*	4,000	88,560
Avid Technology, Inc.*	1,100	6,523
Benefitfocus, Inc.*	600	24,270
Blackbaud, Inc.	1,850	187,738
Blackline, Inc.*	1,300	73,411
Bottomline Technologies, Inc.*	1,545	112,337
Castlight Health, Inc., Class B*	3,600	9,720
Cision Ltd.*	1,500	25,200
Cloudera, Inc.*	3,700	65,305
CommVault Systems, Inc.*	1,548	108,360
Computer Programs & Systems, Inc.	447	12,002

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Cornerstone OnDemand, Inc.*	2,000	$113,500
Coupa Software, Inc.*	2,000	158,200
CSG Systems International, Inc.	1,281	51,419
Digi International, Inc.*	1,157	15,562
Donnelley Financial Solutions, Inc.*	1,000	17,920
Ebix, Inc.	936	74,084
Envestnet, Inc.*	1,713	104,407
Everbridge, Inc.*	1,000	57,640
Evolent Health, Inc., Class A*	2,600	73,840
Exela Technologies, Inc.*	1,800	12,834
Five9, Inc.*	2,200	96,118
Glu Mobile, Inc.*	4,000	29,800
Hortonworks, Inc.*	2,600	59,306
HubSpot, Inc.*	1,400	211,330
InnerWorkings, Inc.*	1,724	13,654
Inovalon Holdings, Inc., Class A*	2,500	25,125
Instructure, Inc.*	1,200	42,480
LiveRamp Holdings, Inc.*	2,967	146,599
ManTech International Corp., Class A	1,039	65,769
Medidata Solutions, Inc.*	2,188	160,402
MicroStrategy, Inc., Class A*	375	52,733
MINDBODY, Inc., Class A*	1,700	69,105
MobileIron, Inc.*	2,700	14,310
Model N, Inc.*	1,100	17,435
Monotype Imaging Holdings, Inc.	1,599	32,300
New Relic, Inc.*	1,700	160,191
NextGen Healthcare, Inc.*	2,204	44,256
Omnicell, Inc.*	1,435	103,177
Park City Group, Inc.*	700	7,070
PDF Solutions, Inc.*	1,200	10,836
pdvWireless, Inc.*	300	10,170
Progress Software Corp.	1,726	60,911
PROS Holdings, Inc.*	917	32,113
QAD, Inc., Class A	392	22,207
Ribbon Communications, Inc.*	1,843	12,588
Rosetta Stone, Inc.*	1,000	19,890
SailPoint Technologies Holding, Inc.*	2,000	68,040
SendGrid, Inc.*	1,100	40,469
Simulations Plus, Inc.	600	12,120
SPS Commerce, Inc.*	700	69,468
SYNNEX Corp.	1,194	101,132
Tabula Rasa HealthCare, Inc.*	700	56,833
Upland Software, Inc.*	600	19,386
Verint Systems, Inc.*	2,395	119,989
Veritone, Inc.*	400	4,172
Workiva, Inc.*	900	35,550

		3,896,353

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	77,921
Wesco Aircraft Holdings, Inc.*	2,240	25,200

		103,121

Telecommunications — 2.6%
8X8, Inc.*	3,400	72,250
Acacia Communications, Inc.*	1,000	41,370
ADTRAN, Inc.	1,905	33,623

	Number of Shares	Value†

Telecommunications — (continued)
Aerohive Networks, Inc.*	1,300	$5,356
Anixter International, Inc.*	1,134	79,720
ATN International, Inc.	449	33,172
CalAmp Corp.*	1,400	33,544
Calix, Inc.*	1,487	12,045
Casa Systems, Inc.*	600	8,850
Ciena Corp.*	5,500	171,820
Cincinnati Bell, Inc.*	1,682	26,828
Clearfield, Inc.*	400	5,380
Comtech Telecommunications Corp.	952	34,529
Consolidated Communications Holdings, Inc.	2,571	33,526
Extreme Networks, Inc.*	4,147	22,726
Finisar Corp.*	4,221	80,410
Frontier Communications Corp.	3,073	19,944
Gogo, Inc.*	2,200	11,418
GTT Communications, Inc.*	1,300	56,420
Harmonic, Inc.*	2,870	15,785
HC2 Holdings, Inc.*	700	4,284
Infinera Corp.*	5,194	37,916
Intelsat SA*	1,200	36,000
InterDigital, Inc.	1,294	103,520
Iridium Communications, Inc.*	3,500	78,750
j2 Global, Inc.	1,774	146,976
Knowles Corp.*	3,452	57,372
KVH Industries, Inc.*	354	4,637
Liberty Latin America Ltd., Class A*	1,700	35,428
Liberty Latin America Ltd., Class C*	4,300	88,709
Loral Space & Communications, Inc.*	546	24,788
Maxar Technologies Ltd.	2,200	72,754
NeoPhotonics Corp.*	1,300	10,790
NETGEAR, Inc.*	1,229	77,243
NII Holdings, Inc.*	3,400	19,924
Oclaro, Inc.*	6,500	58,110
Ooma, Inc.*	900	14,940
ORBCOMM, Inc.*	2,700	29,322
Plantronics, Inc.	1,267	76,400
Preformed Line Products Co.	145	10,191
Quantenna Communications, Inc.*	1,400	25,830
RigNet, Inc.*	500	10,175
Shenandoah Telecommunications Co.	1,718	66,572
Spok Holdings, Inc.	612	9,425
Telenav, Inc.*	1,000	5,050
ViaSat, Inc.*	2,062	131,865
Viavi Solutions, Inc.*	8,800	99,792
Vonage Holdings Corp.*	8,500	120,360
Windstream Holdings, Inc.*	1,357	6,649

		2,262,488

Textiles — 0.1%
Culp, Inc.	500	12,100
UniFirst Corp.	577	100,196

		112,296

Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	400	9,476

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.3%
Air Transport Services Group, Inc.*	2,085	$44,765
ArcBest Corp.	995	48,307
Ardmore Shipping Corp.*	800	5,200
Atlas Air Worldwide Holdings, Inc.*	848	54,060
Bristow Group, Inc.*	1,350	16,375
CAI International, Inc.*	660	15,094
Costamare, Inc.	1,200	7,788
Covenant Transportation Group, Inc., Class A*	400	11,624
CryoPort, Inc.*	1,000	12,810
Daseke, Inc.*	1,800	14,436
DHT Holdings, Inc.	3,900	18,330
Dorian LPG Ltd.*	1,032	8,225
Eagle Bulk Shipping, Inc.*	1,500	8,430
Echo Global Logistics, Inc.*	1,000	30,950
Era Group, Inc.*	800	9,880
Forward Air Corp.	1,196	85,753
Frontline Ltd.*	2,800	16,268
GasLog Ltd.	1,700	33,575
Golar LNG Ltd.	3,800	105,640
Heartland Express, Inc.	1,967	38,809
Hub Group, Inc., Class A*	1,243	56,681
International Seaways, Inc.*	1,133	22,683
Marten Transport Ltd.	1,451	30,544
Matson, Inc.	1,600	63,424
Nordic American Tankers Ltd.	3,567	7,455
Overseas Shipholding Group, Inc., Class A*	1,600	5,040
PHI, Inc.*	593	5,539
Radiant Logistics, Inc.*	1,000	5,910
Safe Bulkers, Inc.*	2,600	7,488
Saia, Inc.*	961	73,468
Scorpio Bulkers, Inc.	2,600	18,850
Scorpio Tankers, Inc.	10,200	20,502
Ship Finance International Ltd.	3,184	44,258
Teekay Corp.	1,900	12,806
Teekay Tankers Ltd., Class A	9,293	9,180
Tidewater, Inc.*	900	28,071
Universal Logistics Holdings, Inc.	100	3,680
USA Truck, Inc.*	400	8,092
Werner Enterprises, Inc.	1,752	61,933
YRC Worldwide, Inc.*	1,300	11,674

		1,083,597

Trucking and Leasing — 0.2%
GATX Corp.	1,500	129,885
Textainer Group Holdings Ltd.*	812	10,393
The Greenbrier Cos., Inc.	1,247	74,945

		215,223

Water — 0.4%
American States Water Co.	1,424	87,063
Artesian Resources Corp., Class A	313	11,512
California Water Service Group	1,866	80,052
Connecticut Water Service, Inc.	419	29,066
Consolidated Water Co., Ltd.	800	11,080
Middlesex Water Co.	531	25,711
PICO Holdings, Inc.*	792	9,940

	Number of Shares	Value†

Water — (continued)
SJW Group	688	$42,071
The York Water Co.	597	18,149

		314,644

TOTAL COMMON STOCKS (Cost $53,417,875)		79,295,246

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Apartments — 0.1%
Bluerock Residential Growth REIT, Inc.	600	5,880
Front Yard Residential Corp.	2,200	23,870
Independence Realty Trust, Inc.	3,592	37,824
Preferred Apartment Communities, Inc., Class A	1,400	24,612

		92,186

Building & Real Estate — 0.6%
Agree Realty Corp.	1,196	63,531
Anworth Mortgage Asset Corp.	3,731	17,275
Apollo Commercial Real Estate Finance, Inc.	4,756	89,746
Ares Commercial Real Estate Corp.	1,000	13,970
Capstead Mortgage Corp.	3,475	27,487
Dynex Capital, Inc.	2,307	14,719
Getty Realty Corp.	1,169	33,387
Invesco Mortgage Capital, Inc.	4,407	69,719
iStar, Inc.	2,718	30,360
New York Mortgage Trust, Inc.	4,700	28,576
PennyMac Mortgage Investment Trust	2,292	46,390
Ready Capital Corp.	700	11,655
Redwood Trust, Inc.	2,777	45,098
Select Income REIT	2,400	52,656

		544,569

Diversified — 1.4%
AG Mortgage Investment Trust, Inc.	1,188	21,598
Arbor Realty Trust, Inc.	2,100	24,108
Armada Hoffler Properties, Inc.	1,400	21,154
Blackstone Mortgage Trust, Inc., Class A	3,900	130,689
CatchMark Timber Trust, Inc., Class A	2,100	24,003
Clipper Realty, Inc.	600	8,118
Colony Credit Real Estate, Inc.	3,200	70,368
CoreCivic, Inc.	4,500	109,485
CorEnergy Infrastructure Trust, Inc.	500	18,790
Cousins Properties, Inc.	15,570	138,417
Exantas Capital Corp.	1,175	12,901
Four Corners Property Trust, Inc.	2,500	64,225
NexPoint Residential Trust, Inc.	600	19,920
NorthStar Realty Europe Corp.	2,100	29,736
PotlatchDeltic Corp.	2,283	93,489
PS Business Parks, Inc.	765	97,224
Spirit MTA REIT	1,600	18,432
STAG lndustrial, Inc.	3,700	101,750
The GEO Group, Inc.	4,752	119,560
Tier REIT, Inc.	2,000	48,200
UMH Properties, Inc.	968	15,140
Whitestone REIT	1,400	19,432

		1,206,739

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified Financial Services — 0.3%
ARMOUR Residential REIT, Inc.	1,375	$30,869
Cherry Hill Mortgage Investment Corp.	500	9,050
Granite Point Mortgage Trust, Inc.	1,600	30,848
Great Ajax Corp.	600	8,166
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,700	36,499
Ladder Capital Corp.	3,347	56,698
Orchid Island Capital, Inc.	2,400	17,400
TPG RE Finance Trust, Inc.	1,200	24,024
Western Asset Mortgage Capital Corp.	1,597	16,002

		229,556

Healthcare — 0.9%
CareTrust REIT, Inc.	2,795	49,499
Community Healthcare Trust, Inc.	600	18,588
Global Medical REIT, Inc.	900	8,478
Healthcare Realty Trust, Inc.	4,572	133,777
LTC Properties, Inc.	1,517	66,915
MedEquities Realty Trust, Inc.	1,100	10,692
National Health Investors, Inc.	1,557	117,694
New Senior Investment Group, Inc.	2,700	15,930
Physicians Realty Trust	6,900	116,334
Sabra Health Care REIT, Inc.	6,793	157,054
Universal Health Realty Income Trust	520	38,693

		733,654

Hotels & Resorts — 1.2%
Ashford Hospitality Trust, Inc.	3,020	19,298
Braemar Hotels & Resorts, Inc.	987	11,617
Chatham Lodging Trust	1,900	39,691
Chesapeake Lodging Trust	2,389	76,615
DiamondRock Hospitality Co.	7,723	90,128
Hersha Hospitality Trust	1,517	34,390
LaSalle Hotel Properties	4,417	152,784
Pebblebrook Hotel Trust	2,609	94,889
RLJ Lodging Trust	6,480	142,754
Ryman Hospitality Properties, Inc.	1,712	147,523
Summit Hotel Properties, Inc.	4,000	54,120
Sunstone Hotel Investors, Inc.	8,747	143,101

		1,006,910

Industrial — 0.9%
EastGroup Properties, Inc.	1,275	121,915
First Industrial Realty Trust, Inc.	4,729	148,491
Gramercy Property Trust	6,039	165,710
InfraREIT, Inc.*	1,700	35,955
Monmouth Real Estate Investment Corp.	2,649	44,291
QTS Realty Trust, Inc., Class A	2,043	87,175
Rexford Industrial Realty, Inc.	2,900	92,684
Terreno Realty Corp.	2,175	81,998

		778,219

Mixed Industrial/Office — 0.4%
Axon Enterprise, Inc.*	2,011	137,613
Gladstone Commercial Corp.	1,052	20,146
Investors Real Estate Trust	4,618	27,616
Lexington Realty Trust	8,515	70,674
One Liberty Properties, Inc.	503	13,973

	Number of Shares	Value†

Mixed Industrial/Office — (continued)
Washington Real Estate Investment Trust	3,006	$92,134

		362,156

Office Property — 0.4%
American Assets Trust, Inc.	1,600	59,664
City Office REIT, Inc.	900	11,358
Easterly Government Properties, Inc.	1,800	34,866
Franklin Street Properties Corp.	4,045	32,319
Government Properties Income Trust	3,644	41,141
Mack-Cali Realty Corp.	3,500	74,410
Piedmont Office Realty Trust, Inc., Class A	4,900	92,757

		346,515

Real Estate — 0.3%
Alexander & Baldwin, Inc.	2,556	57,996
CorePoint Lodging, Inc.	1,550	30,147
Farmland Partners, Inc.	1,400	9,380
Gladstone Land Corp.	700	8,638
Global Net Lease, Inc.	2,633	54,898
Innovative Industrial Properties, Inc.	200	9,648
Safety Income & Growth, Inc.	400	7,492
Xenia Hotels & Resorts, Inc.	4,200	99,540

		277,739

Regional Malls — 0.2%
CBL & Associates Properties, Inc.	6,900	27,531
Pennsylvania Real Estate Investment Trust	2,715	25,684
Tanger Factory Outlet Centers, Inc.	3,500	80,080
Washington Prime Group, Inc.	7,000	51,100

		184,395

Storage & Warehousing — 0.2%
Americold Realty Trust	3,300	82,566
Industrial Logistics Properties Trust	800	18,408
Jernigan Capital, Inc.	400	7,716
National Storage Affiliates Trust	1,800	45,792

		154,482

Strip Centers — 0.6%
Acadia Realty Trust	3,120	87,453
Alexander’s, Inc.	86	29,524
Cedar Realty Trust, Inc.	2,826	13,169
Kite Realty Group Trust	3,251	54,129
Ramco-Gershenson Properties Trust	3,141	42,718
Retail Opportunity Investments Corp.	4,300	80,281
Saul Centers, Inc.	351	19,656
Seritage Growth Properties, Class A	1,200	56,988
Urban Edge Properties	4,300	94,944
Urstadt Biddle Properties, Inc., Class A	1,216	25,889

		504,751

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,485,973)		6,421,871

RIGHTS — 0.0%
A. Schulman, Inc. CVR*	1,188	2,376
Chelsea Therapeutics International Ltd. CVR*^,~	1,600	0

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
RIGHTS — (continued)
Cubist Pharmaceuticals, Inc.*^,~	1,200	$0
Durata Therapeutics CVR Shares*^,~	500	0
Media General CVR*^,~	4,400	440
Newstar Financial, Inc.^,~	1,300	337
Tobira Therapeutic, Inc. CVR*^,~	400	4,708

TOTAL RIGHTS (Cost $3,463)		7,861

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%¤
U.S. Treasury Bills¤ 2.054%, 12/06/18 (a) (Cost $84,669)	85	84,669

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $157,989)	157,989	157,989

TOTAL INVESTMENTS — 100.0% (Cost $59,149,969)		$85,967,636

Other Assets & Liabilities — 0.0%		(6,822)

TOTAL NET ASSETS — 100.0%		$85,960,814

^	Illiquid security. The total market value of illiquid securities at September 30, 2018 is $5,485.
~	Fair valued security. The total market value of fair valued securities at September 30, 2018 is $5,485.
†	See Security Valuation Note.
*	Non-income producing security.
#	Security position is either entirely or partially on loan.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	All or portion of securities segregated as collateral for futures contracts.

PLC — Public Limited Company.

CVR — Contingent Valued Rights.

REIT — Real Estate Investment Trust.

	% of Market Value	Value†
COMMON STOCKS INDUSTRY DIVERSIFICATION
Advertising	0.1%	$99,177
Aerospace & Defense	1.1%	861,125
Agriculture	0.3%	230,098
Airlines	0.5%	383,572
Apparel	0.8%	651,528
Auto Manufacturers	0.2%	136,729
Auto Parts & Equipment	1.1%	839,690
Banks	9.9%	7,864,117
Beverages	0.3%	251,646

Biotechnology	5.3%	$4,179,765
Building Materials	1.7%	1,372,647
Chemicals	2.1%	1,677,071
Coal	0.4%	286,979
Commercial Services	5.6%	4,461,272
Computers	2.5%	2,006,062
Cosmetics & Personal Care	0.2%	160,195
Distribution & Wholesale	0.7%	566,088
Diversified Financial Services	2.0%	1,603,066
Electric	1.8%	1,428,822
Electrical Components & Equipment	0.9%	702,247
Electronics	2.2%	1,754,026
Energy-Alternate Sources	0.4%	305,024
Engineering & Construction	1.3%	1,002,971
Entertainment	1.2%	939,498
Environmental Control	1.0%	784,051
Food	1.3%	1,054,425
Forest Products & Paper	0.2%	198,830
Gas	1.1%	850,715
Hand & Machine Tools	0.3%	264,569
Healthcare Products	4.4%	3,497,637
Healthcare Services	1.8%	1,409,807
Holding Companies	0.2%	120,695
Home Builders	0.9%	689,847
Home Furnishings	0.6%	496,831
Household Products & Wares	0.5%	405,235
Housewares	—%	4,360
Insurance	3.7%	2,953,437
Internet	3.1%	2,465,354
Investment Companies	0.1%	90,416
Iron & Steel	0.8%	605,289
Leisure Time	0.9%	738,286
Lodging	0.3%	259,228
Machinery - Construction & Mining	0.1%	62,650
Machinery - Diversified	1.1%	840,238
Media	1.4%	1,135,046
Metal Fabricate/Hardware	1.0%	793,968
Mining	0.6%	477,447
Miscellaneous Manufacturing	2.0%	1,561,373
Office & Business Equipment	0.1%	53,456
Office Furnishings	0.4%	329,864
Oil & Gas	2.6%	2,032,064
Oil & Gas Services	1.7%	1,344,508
Packaging and Containers	0.2%	186,083
Pharmaceuticals	4.2%	3,344,120
Pipelines	0.2%	133,630
Publishing / Newspapers	0.1%	109,288
Real Estate	0.5%	426,334
Retail	5.7%	4,509,664
Savings & Loans	1.7%	1,321,845
Semiconductors	2.5%	1,984,043
Software	4.9%	3,896,353
Storage & Warehousing	0.1%	103,121
Telecommunications	2.9%	2,262,488
Textiles	0.1%	112,296
Toys, Games & Hobbies	—%	9,476
Transportation	1.4%	1,083,597
Trucking and Leasing	0.3%	215,223
Water	0.4%	314,644

	100.0%	$79,295,246

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$79,295,246	$79,295,246	$—	$—
REAL ESTATE INVESTMENT TRUSTS	6,421,871	6,421,871	—	—
RIGHTS	7,861	—	7,861	—
U.S. TREASURY OBLIGATIONS	84,669	—	84,669	—
SHORT-TERM INVESTMENTS	157,989	157,989	—	—
TOTAL INVESTMENTS	$85,967,636	$85,875,106	$92,530	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(3,749)	$(3,749)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(3,749)	$(3,749)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	12/31/2018	4	50	1,701	340,160	$—	$(3,749)

							$—	$(3,749)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 96.2%
Australia — 6.5%
AGL Energy Ltd.	5,276	$74,368
Alumina Ltd.	20,068	40,182
Amcor Ltd.	9,071	89,700
AMP Ltd.	21,837	50,354
APA Group	9,267	66,853
Aristocrat Leisure Ltd.	4,196	86,261
ASX Ltd.	1,401	64,470
Aurizon Holdings Ltd.	15,495	46,034
AusNet Services	11,455	13,455
Australia & New Zealand Banking Group Ltd.	22,240	453,028
Bank of Queensland Ltd.	3,462	27,578
Bendigo & Adelaide Bank Ltd.	4,040	31,394
BHP Billiton Ltd.	24,649	617,022
BlueScope Steel Ltd.	4,455	54,681
Boral Ltd.	9,502	47,462
Brambles Ltd.	12,161	95,818
Caltex Australia Ltd.	2,100	45,388
Challenger Ltd.	4,465	36,148
CIMIC Group Ltd.	829	30,777
Coca-Cola Amatil Ltd.	3,824	26,979
Cochlear Ltd.	418	60,624
Commonwealth Bank of Australia	13,494	696,545
Computershare Ltd.	3,381	48,757
Crown Resorts Ltd.	2,801	27,718
CSL Ltd.	3,473	504,879
Dexus	7,850	59,922
Domino’s Pizza Enterprises Ltd.	473	18,190
Flight Centre Travel Group Ltd.	439	16,869
Fortescue Metals Group Ltd.	11,253	31,886
Goodman Group	12,025	90,052
Harvey Norman Holdings Ltd.	3,235	8,231
Healthscope Ltd.	13,599	20,643
Incitec Pivot Ltd.	13,612	39,161
Insurance Australia Group Ltd.	17,729	93,809
LendLease Group	4,333	61,577
Macquarie Group Ltd.	2,432	221,575
Medibank Pvt. Ltd.	21,209	44,613
Mirvac Group	26,971	46,985
National Australia Bank Ltd.	20,651	415,137
Newcrest Mining Ltd.	5,921	83,075
Oil Search Ltd.	10,741	70,110
Orica Ltd.	2,861	35,219
Origin Energy Ltd.*	14,077	84,050
QBE Insurance Group Ltd.	10,872	87,390
Ramsay Health Care Ltd.	1,058	42,009
REA Group Ltd.	400	24,846
Rio Tinto Ltd.	3,116	177,400
Santos Ltd.	12,884	67,614
Scentre Group	41,172	118,152
SEEK Ltd.	2,700	40,517
Sonic Healthcare Ltd.	2,886	51,966
South32 Ltd.	13,128	36,686
South32 Ltd.	24,967	70,746
Stockland	18,731	56,190
Suncorp Group Ltd.	9,789	102,319

	Number of Shares	Value†

Australia — (continued)
Sydney Airport	8,538	$42,523
Tabcorp Holdings Ltd.	13,929	49,034
Telstra Corp. Ltd.	30,674	70,731
The GPT Group	13,907	52,375
The GPT Group, In Specie^,~	16,419	0
TPG Telecom Ltd.	2,240	13,828
Transurban Group	19,958	161,867
Treasury Wine Estates Ltd.	5,300	67,006
Vicinity Centres	25,092	47,521
Wesfarmers Ltd.	8,554	308,236
Westpac Banking Corp.	26,283	530,634
Woodside Petroleum Ltd.	7,252	202,241
Woolworths Group Ltd.	10,039	203,768

		7,403,178

Austria — 0.2%
ANDRITZ AG	564	32,905
Erste Group Bank AG*	2,258	93,803
OMV AG	1,135	63,768
Raiffeisen Bank International AG	1,156	33,286
voestalpine AG	888	40,622

		264,384

Belgium — 1.0%
Ageas	1,453	78,125
Anheuser-Busch InBev N.V.	5,803	506,800
Colruyt S.A.	365	20,659
Groupe Bruxelles Lambert S.A.	597	62,591
KBC Groep N.V.	1,908	142,000
Proximus SADP	1,133	27,072
Solvay S.A.	600	80,461
Telenet Group Holding N.V.	377	20,757
UCB S.A.	1,013	91,033
Umicore S.A.	1,648	92,169

		1,121,667

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	1,700	61,710

China — 0.1%
Minth Group Ltd.	6,000	24,756
Sands China Ltd.	17,600	79,700
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,234

		121,690

Denmark - 1.6%
A.P. Moller - Maersk A/S, B Shares	51	71,622
A.P. Moller - Maersk A/S, A Shares	31	40,663
Carlsberg A/S, B Shares	840	100,754
Chr Hansen Holding A.S.	775	78,672
Coloplast A/S, B Shares	905	92,544
Danske Bank A/S	5,371	141,071
DSV A/S	1,404	127,658
Genmab A/S*	448	70,448
H Lundbeck A/S	500	30,882
ISS A/S	1,307	45,989
Novo Nordisk A/S, B Shares	13,514	636,260
Novozymes A/S, B Shares	1,690	92,776

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Orsted A/S144A @	1,454	$98,769
Pandora A/S	825	51,520
Tryg A/S	965	24,024
Vestas Wind Systems A/S	1,453	98,271
William Demant Holding A/S*	713	26,798

		1,828,721

Finland — 1.0%
Elisa OYJ	1,000	42,413
Fortum OYJ	3,489	87,459
Kone OYJ, B Shares	2,641	141,113
Metso OYJ	784	27,799
Neste OYJ	918	75,888
Nokia OYJ	42,391	235,115
Nokian Renkaat OYJ	902	36,958
Orion OYJ, B Shares	750	28,405
Sampo OYJ, A Shares	3,451	178,702
Stora Enso OYJ, R Shares	4,323	82,692
UPM-Kymmene OYJ	4,158	163,174
Wartsila OYJ Abp	3,552	69,243

		1,168,961

France — 10.1%
Accor S.A.	1,399	71,827
Aeroports de Paris	215	48,402
Air Liquide S.A.	3,296	433,578
Alstom S.A.	1,201	53,671
Amundi S.A.144A @	462	34,620
Arkema S.A.	503	62,314
Atos S.E.	713	84,852
AXA S.A.	14,767	396,912
BioMerieux	318	26,510
BNP Paribas S.A.	8,561	523,924
Bollore S.A.	7,147	30,869
Bouygues S.A.	1,571	67,908
Bureau Veritas S.A.	1,943	50,149
Capgemini S.E.	1,222	153,798
Carrefour S.A.	4,581	87,760
Casino Guichard Perrachon S.A.	468	19,681
Cie de Saint-Gobain	3,857	166,341
Cie Generale des Etablissements Michelin, SCA	1,288	153,955
CNP Assurances	1,195	28,804
Covivio	278	28,969
Credit Agricole S.A.	8,891	127,859
Danone S.A.	4,739	366,998
Dassault Aviation S.A.	18	33,313
Dassault Systemes S.E.	999	149,336
Edenred	1,841	70,174
Eiffage S.A.	634	70,784
Electricite de France S.A.	4,450	78,146
Engie SA	14,037	206,410
EssilorLuxottica S.A.	1,571	232,470
Eurazeo S.E.	318	25,051
Eutelsat Communications S.A.	1,342	31,723
Faurecia S.A.	580	34,909
Gecina S.A.	364	60,773

	Number of Shares	Value†

France — (continued)
Getlink	3,742	$47,791
Hermes International	247	163,636
ICADE	232	21,441
Iliad S.A.	205	26,777
Imerys S.A.	213	15,729
Ingenico Group S.A.	455	34,570
Ipsen S.A.	293	49,259
JCDecaux S.A.	510	18,652
Kering S.A.	572	306,624
Klepierre S.A.	1,645	58,310
L’Oreal S.A.	1,937	467,107
Legrand S.A.	2,075	151,248
LVMH Moet Hennessy Louis Vuitton S.E.	2,124	751,164
Natixis S.A.	7,282	49,410
Orange S.A.	15,408	245,712
Pernod Ricard S.A.	1,608	263,802
Peugeot S.A.	4,412	118,997
Publicis Groupe S.A.	1,588	94,916
Remy Cointreau S.A.	159	20,713
Renault S.A.	1,498	129,574
Rexel S.A.	2,198	33,010
Safran S.A.	2,564	359,315
Sanofi	8,591	763,653
Schneider Electric S.E.	4,205	338,337
SCOR S.E.	1,198	55,637
SEB S.A.	179	30,468
Societe BIC S.A.	226	20,690
Societe Generale S.A.	5,913	253,810
Sodexo S.A.	698	74,023
Suez	2,717	38,612
Teleperformance	442	83,392
Thales S.A.	831	118,047
TOTAL S.A.	18,318	1,187,611
Ubisoft Entertainment S.A.*	622	67,465
Unibail-Rodamco-Westfield*	5,440	55,524
Unibail-Rodamco-Westfield	772	155,262
Valeo S.A.	1,888	81,983
Veolia Environment S.A.	4,205	83,925
Vinci S.A.	3,835	365,204
Vivendi S.A.	7,827	201,471
Wendel S.A.	185	27,537

		11,443,198

Germany — 8.6%
1&1 Drillisch AG	408	19,848
adidas AG	1,429	349,912
Allianz S.E.	3,359	748,793
Axel Springer S.E.	327	22,001
BASF S.E.	7,000	622,148
Bayer AG	7,155	635,592
Bayerische Motoren Werke AG	2,505	226,014
Beiersdorf AG	792	89,362
Brenntag AG	1,140	70,362
Commerzbank AG*	7,915	82,478
Continental AG	852	148,333
Covestro AG144A @	1,472	119,395
Daimler AG	6,958	439,071

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Delivery Hero S.E.*144A @	704	$33,856
Deutsche Bank AG	15,234	173,832
Deutsche Boerse AG	1,494	200,174
Deutsche Lufthansa AG	1,773	43,559
Deutsche Post AG	7,461	266,028
Deutsche Telekom AG	25,368	408,962
Deutsche Wohnen S.E.	2,669	128,044
E.ON S.E.	16,607	169,292
Evonik Industries AG	1,319	47,244
Fraport AG Frankfurt Airport Services Worldwide	349	30,836
Fresenius Medical Care AG & Co. KGaA	1,627	167,330
Fresenius S.E. & Co. KGaA	3,201	235,033
GEA Group AG	1,350	48,088
Hannover Rueck S.E.	474	66,976
HeidelbergCement AG	1,153	90,121
Henkel AG & Co. KGaA	773	82,076
HOCHTIEF AG	160	26,528
HUGO BOSS AG	454	34,958
Infineon Technologies AG	8,762	199,088
Innogy S.E.*	1,102	46,765
K+S AG	1,330	27,919
KION Group AG	553	33,991
LANXESS AG	691	50,608
Linde AG	1,410	333,473
MAN S.E.	297	32,293
Merck KGaA	1,016	104,987
METRO AG	1,566	24,546
MTU Aero Engines AG	398	89,693
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,126	249,375
OSRAM Licht AG	667	26,532
ProSiebenSat.1 Media S.E.	1,773	46,050
Puma S.E.	68	33,554
RWE AG	4,065	100,293
SAP S.E.	7,491	921,926
Siemens AG	5,831	747,010
Siemens Healthineers AG*144A @	1,145	50,351
Symrise AG	971	88,634
Telefonica Deutschland Holding AG	5,808	24,553
thyssenkrupp AG	3,349	84,533
TUI AG	3,515	67,485
Uniper S.E.	1,539	47,369
United Internet AG	908	42,960
Volkswagen AG	247	43,046
Vonovia S.E.	3,750	183,214
Wirecard AG	897	194,441
Zalando S.E.*144A @	869	33,810

		9,754,745

Hong Kong — 3.1%
AIA Group Ltd.	91,000	812,547
ASM Pacific Technology Ltd.	2,500	25,452
BOC Hong Kong Holdings Ltd.	28,000	133,055
CK Asset Holdings Ltd.	19,670	147,619
CK Hutchison Holdings Ltd.	20,628	237,680
CK Infrastructure Holdings Ltd.	5,000	39,600

	Number of Shares	Value†

Hong Kong — (continued)
CLP Holdings Ltd.	12,500	$146,343
Dairy Farm International Holdings Ltd.	2,600	23,400
Galaxy Entertainment Group Ltd.	18,000	114,162
Hang Lung Group Ltd.	7,000	18,599
Hang Lung Properties Ltd.	14,000	27,362
Hang Seng Bank Ltd.	5,900	160,230
Henderson Land Development Co., Ltd.	10,810	54,338
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	20,967
HKT Trust & HKT Ltd.	30,240	41,565
Hong Kong & China Gas Co., Ltd.	68,951	136,874
Hong Kong Exchanges & Clearing Ltd.	8,765	250,801
Hongkong Land Holdings Ltd.	9,000	59,580
Hysan Development Co., Ltd.	5,140	25,968
Kerry Properties Ltd.	5,509	18,684
Li & Fung Ltd.	50,000	11,177
Link REIT	16,676	164,132
Melco Resorts & Entertainment Ltd. ADR	1,967	41,602
MGM China Holdings Ltd.	8,400	13,306
MTR Corp., Ltd.	11,599	61,045
New World Development Co., Ltd.	45,832	62,527
NWS Holdings Ltd.	10,013	19,800
PCCW Ltd.	33,068	19,262
Power Assets Holdings Ltd.	10,500	73,100
Shangri-La Asia Ltd.	6,666	9,912
Sino Land Co., Ltd.	22,142	37,958
SJM Holdings Ltd.	17,000	15,722
Sun Hung Kai Properties Ltd.	12,161	177,094
Swire Pacific Ltd., A Shares	3,500	38,338
Swire Properties Ltd.	9,336	35,360
Techtronic Industries Co., Ltd.	10,000	63,870
The Bank of East Asia Ltd.	8,485	31,649
The Wharf Holdings Ltd.	9,000	24,488
WH Group Ltd.144A @	63,823	44,922
Wharf Real Estate Investment Co. Ltd.	9,000	58,058
Wheelock & Co., Ltd.	6,000	35,985
Yue Yuen Industrial Holdings Ltd.	4,500	12,503

		3,546,636

Ireland — 1.1%
AIB Group PLC	6,225	31,873
Bank of Ireland Group PLC	7,345	56,242
CRH PLC	6,459	211,328
DCC PLC	683	62,004
Experian PLC	6,923	177,808
James Hardie Industries PLC	3,548	53,756
Kerry Group PLC, A Shares	1,177	130,164
Paddy Power Betfair PLC	632	53,933
Ryanair Holdings PLC ADR*	173	16,615
Shire PLC	7,027	423,468
Smurfit Kappa Group PLC	1,724	68,176

		1,285,367

Isle of Man — 0.0%
GVC Holdings PLC	4,148	49,659

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — 0.5%
Azrieli Group Ltd.	283	$14,533
Bank Hapoalim BM	8,292	60,730
Bank Leumi Le-Israel BM	11,337	74,772
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	17,263
Check Point Software Technologies Ltd.*	912	107,315
Elbit Systems Ltd.	186	23,584
Frutarom Industries Ltd.	303	31,363
Israel Chemicals Ltd.	5,884	35,911
Mizrahi Tefahot Bank Ltd.	783	13,717
Nice Ltd.*	488	55,207
Teva Pharmaceutical Industries Ltd.	7,232	158,522

		592,917

Italy — 1.9%
Assicurazioni Generali SpA	8,789	151,842
Atlantia SpA	3,881	80,523
Davide Campari-Milano SpA	4,464	38,017
Enel SpA	61,790	316,522
Eni SpA	19,106	361,184
Ferrari N.V.	907	124,894
Intesa Sanpaolo SpA	110,416	282,165
Leonardo SpA	3,179	38,312
Luxottica Group SpA	1,314	89,279
Mediobanca Banca di Credito Finanziario SpA	4,539	45,343
Moncler SpA	1,369	58,970
Pirelli & C SpA*144A @	3,060	25,680
Poste Italiane SpA144A @	4,029	32,193
Prysmian SpA	1,822	42,435
Recordati SpA	813	27,525
Snam SpA	17,702	73,764
Telecom Italia SpA*	82,089	49,847
Telecom Italia SpA, RSP	40,890	22,000
Terna Rete Elettrica Nasionale SpA	10,172	54,339
UniCredit SpA	15,097	227,238

		2,142,072

Japan — 23.8%
ABC-Mart, Inc.	200	11,125
Acom Co., Ltd.	3,200	12,899
Aeon Co., Ltd.	4,700	113,239
AEON Financial Service Co., Ltd.	700	14,497
Aeon Mall Co., Ltd.	710	12,198
AGC, Inc.	1,400	58,097
Air Water, Inc.	1,000	18,351
Aisin Seiki Co., Ltd.	1,200	58,405
Ajinomoto Co., Inc.	3,400	58,367
Alfresa Holdings Corp.	1,600	42,809
Alps Electric Co., Ltd.	1,400	35,561
Amada Holdings Co., Ltd.	2,400	25,622
ANA Holdings, Ltd.	800	27,953
Aozora Bank Ltd.	1,000	35,733
Asahi Group Holdings Ltd.	2,700	117,035
Asahi Kasei Corp.	9,500	144,064
Asics Corp.	1,000	14,909
Astellas Pharma, Inc.	14,200	247,706

	Number of Shares	Value†

Japan — (continued)
Bandai Namco Holdings, Inc.	1,500	$58,286
Benesse Holdings, Inc.	500	14,236
Bridgestone Corp.	4,600	173,806
Brother Industries Ltd.	1,800	35,550
Calbee, Inc.	600	19,750
Canon, Inc.	7,700	244,649
Casio Computer Co., Ltd.	1,500	24,516
Central Japan Railway Co.	1,100	229,062
Chubu Electric Power Co., Inc.	4,500	68,062
Chugai Pharmaceutical Co., Ltd.	1,700	109,224
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	26,756
Concordia Financial Group Ltd.	8,800	43,140
Credit Saison Co., Ltd.	1,000	16,309
CyberAgent, Inc.	800	42,598
CYBERDYNE, Inc.*	1,000	7,895
Dai Nippon Printing Co., Ltd.	2,000	46,506
Dai-ichi Life Insurance Co., Ltd.	8,100	168,637
Daicel Corp.	2,000	23,235
Daifuku Co. Ltd.	800	40,767
Daiichi Sankyo Co., Ltd.	4,400	190,723
Daikin Industries Ltd.	1,900	252,926
Daito Trust Construction Co., Ltd.	600	77,178
Daiwa House Industry Co., Ltd.	4,300	127,463
Daiwa House REIT Investment Corp.	11	25,162
Daiwa Securities Group, Inc.	13,000	79,085
DeNA Co., Ltd.	800	14,131
Denso Corp.	3,300	174,236
Dentsu, Inc.	1,700	78,851
Disco Corp.	200	33,480
Don Quijote Holdings Co., Ltd.	800	40,486
East Japan Railway Co.	2,300	213,664
Eisai Co., Ltd.	1,900	184,950
Electric Power Development Co., Ltd.	1,000	27,680
FamilyMart UNY Holdings Co., Ltd.	500	52,059
FANUC Corp.	1,500	282,785
Fast Retailing Co., Ltd.	500	254,885
Fuji Electric Co., Ltd.	800	32,037
FUJIFILM Holdings Corp.	2,900	130,554
Fujitsu Ltd.	1,500	106,883
Fukuoka Financial Group, Inc.	1,200	33,005
Hakuhodo DY Holdings, Inc.	1,500	26,311
Hamamatsu Photonics K.K.	1,000	39,826
Hankyu Hanshin Holdings, Inc.	1,800	63,844
Hikari Tsushin, Inc.	200	39,535
Hino Motors Ltd.	2,000	21,898
Hirose Electric Co., Ltd.	220	24,049
Hisamitsu Pharmaceutical Co., Inc.	400	30,664
Hitachi Chemical Co., Ltd.	800	16,286
Hitachi Construction Machinery Co., Ltd.	700	23,411
Hitachi High-Technologies Corp.	500	17,228
Hitachi Ltd.	7,400	251,399
Hitachi Metals Ltd.	1,400	17,337
Honda Motor Co., Ltd.	12,500	378,344
Hoshizaki Corp.	400	41,401
Hoya Corp.	2,900	172,285
Hulic Co., Ltd.	2,500	24,534

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Idemitsu Kosan Co., Ltd.	1,100	$58,185
IHI Corp.	1,200	45,467
Iida Group Holdings Co., Ltd.	1,000	17,787
Inpex Corp.	8,100	101,018
Isetan Mitsukoshi Holdings Ltd.	2,500	30,694
Isuzu Motors Ltd.	4,500	70,934
ITOCHU Corp.	10,800	197,712
J. Front Retailing Co., Ltd.	2,000	31,033
Japan Airlines Co., Ltd.	1,000	35,944
Japan Airport Terminal Co., Ltd.	300	13,651
Japan Exchange Group, Inc.	4,000	69,706
Japan Post Bank Co., Ltd.	3,000	35,460
Japan Post Holdings Co., Ltd.	12,300	146,362
Japan Prime Realty Investment Corp.	6	21,387
Japan Real Estate Investment Corp.	10	52,456
Japan Retail Fund Investment Corp.	20	36,279
Japan Tobacco, Inc.	8,300	216,668
JFE Holdings, Inc.	3,800	87,191
JGC Corp.	1,600	36,698
JSR Corp.	1,500	28,001
JTEKT Corp.	1,500	21,955
JXTG Holdings, Inc.	24,090	181,979
Kajima Corp.	3,500	50,858
Kakaku.com, Inc.	1,100	21,512
Kamigumi Co., Ltd.	1,000	22,038
Kaneka Corp.	400	18,483
Kansai Paint Co., Ltd.	1,400	25,802
Kao Corp.	3,800	306,823
Kawasaki Heavy Industries Ltd.	1,000	28,208
KDDI Corp.	13,400	370,204
Keihan Holdings Co., Ltd.	600	22,918
Keikyu Corp.	1,600	29,164
Keio Corp.	800	43,795
Keisei Electric Railway Co., Ltd.	1,000	35,205
Keyence Corp.	782	454,113
Kikkoman Corp.	1,200	71,396
Kintetsu Group Holdings Co., Ltd.	1,300	52,288
Kirin Holdings Co., Ltd.	6,300	161,409
Kobayashi Pharmaceutical Co. Ltd.	400	29,431
Kobe Steel Ltd.	2,600	23,112
Koito Manufacturing Co., Ltd.	800	52,526
Komatsu Ltd.	7,000	212,920
Konami Holdings Corp.	700	27,416
Konica Minolta, Inc.	3,200	34,022
Kose Corp.	200	38,109
Kubota Corp.	7,400	125,765
Kuraray Co., Ltd.	2,600	39,085
Kurita Water Industries Ltd.	800	23,306
Kyocera Corp.	2,400	144,059
Kyowa Hakko Kirin Co., Ltd.	2,000	37,476
Kyushu Electric Power Co., Inc.	2,900	34,993
Kyushu Railway Co.	1,200	36,543
Lawson, Inc.	400	24,362
LINE Corp.*	600	25,348
Lion Corp.	1,500	33,322
LIXIL Group Corp.	2,100	40,440

	Number of Shares	Value†

Japan — (continued)
M3, Inc.	3,000	$68,069
Mabuchi Motor Co., Ltd.	400	16,142
Makita Corp.	1,600	80,127
Marubeni Corp.	11,700	107,094
Marui Group Co., Ltd.	1,500	37,018
Maruichi Steel Tube Ltd.	300	9,783
Mazda Motor Corp.	4,500	54,022
McDonald’s Holdings Co., Japan Ltd.	400	17,567
Mebuki Financial Group, Inc.	7,020	24,281
Medipal Holdings Corp.	1,100	22,955
MEIJI Holdings Co., Ltd.	900	60,438
MINEBEA MITSUMI, Inc.	3,000	54,392
MISUMI Group, Inc.	2,200	56,927
Mitsubishi Chemical Holdings Corp.	9,500	90,928
Mitsubishi Corp.	10,300	317,376
Mitsubishi Electric Corp.	14,000	191,788
Mitsubishi Estate Co., Ltd.	8,900	151,336
Mitsubishi Gas Chemical Co., Inc.	1,100	23,419
Mitsubishi Heavy Industries Ltd.	2,400	92,667
Mitsubishi Materials Corp.	900	26,892
Mitsubishi Motors Corp.	5,200	36,705
Mitsubishi Tanabe Pharma Corp.	1,900	31,773
Mitsubishi UFJ Financial Group, Inc.	90,100	562,312
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	20,608
Mitsui & Co., Ltd.	12,400	220,509
Mitsui Chemicals, Inc.	1,400	35,006
Mitsui Fudosan Co., Ltd.	7,000	165,666
Mitsui OSK Lines Ltd.	1,000	29,176
Mizuho Financial Group, Inc.	181,980	317,448
MS&AD Insurance Group Holdings, Inc.	3,690	123,216
Murata Manufacturing Co., Ltd.	1,400	215,200
Nabtesco Corp.	900	23,922
Nagoya Railroad Co., Ltd.	1,400	34,673
NEC Corp.	2,100	58,036
Nexon Co., Ltd.*	3,000	39,210
NGK Insulators Ltd.	2,000	32,987
NGK Spark Plug Co., Ltd.	1,100	32,045
NH Foods Ltd.	800	29,537
Nidec Corp.	1,700	244,556
Nikon Corp.	2,400	45,098
Nintendo Co., Ltd.	900	328,410
Nippon Building Fund, Inc.	10	57,824
Nippon Electric Glass Co., Ltd.	700	22,025
Nippon Express Co., Ltd.	600	39,394
Nippon Paint Holdings Co., Ltd.	1,100	41,049
Nippon Prologis REIT, Inc.	15	29,691
Nippon Steel & Sumitomo Metal Corp.	5,917	125,167
Nippon Telegraph & Telephone Corp.	5,200	234,874
Nippon Yusen K.K.	1,300	24,451
Nissan Chemical Corp.	1,000	52,808
Nissan Motor Co., Ltd.	18,100	169,419
Nisshin Seifun Group, Inc.	1,315	28,818
Nissin Foods Holdings Co., Ltd.	500	34,369
Nitori Holdings Co., Ltd.	600	86,050
Nitto Denko Corp.	1,300	97,437
NOK Corp.	700	12,020

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nomura Holdings, Inc.	26,000	$124,188
Nomura Real Estate Holdings, Inc.	1,000	20,190
Nomura Real Estate Master Fund, Inc.	28	38,247
Nomura Research Institute Ltd.	910	45,973
NSK Ltd.	3,000	34,378
NTT Data Corp.	5,000	69,222
NTT DOCOMO, Inc.	10,000	268,879
Obayashi Corp.	5,000	47,351
Obic Co., Ltd.	500	47,307
Odakyu Electric Railway Co., Ltd.	2,100	49,681
Oji Holdings Corp.	6,000	43,566
Olympus Corp.	2,200	85,874
Omron Corp.	1,500	63,369
Ono Pharmaceutical Co., Ltd.	2,800	79,229
Oracle Corp. Japan	300	24,186
Oriental Land Co., Ltd.	1,500	156,839
ORIX Corp.	10,200	165,362
Osaka Gas Co., Ltd.	2,900	56,560
Otsuka Corp.	800	29,854
Otsuka Holdings Co., Ltd.	2,900	146,174
Panasonic Corp.	17,100	199,189
Park24 Co., Ltd.	800	24,186
Persol Holdings Co. Ltd.	1,400	32,838
Pola Orbis Holdings, Inc.	800	29,220
Rakuten, Inc.	6,300	48,284
Recruit Holdings Co., Ltd.	8,300	277,008
Renesas Electronics Corp.*	6,600	41,243
Resona Holdings, Inc.	16,400	92,133
Ricoh Co., Ltd.	5,000	53,688
Rinnai Corp.	300	22,866
Rohm Co., Ltd.	700	51,012
Ryohin Keikaku Co., Ltd.	200	59,497
Sankyo Co., Ltd.	400	15,649
Santen Pharmaceutical Co., Ltd.	3,000	47,553
SBI Holdings, Inc.	1,710	53,127
Secom Co., Ltd.	1,600	130,428
Sega Sammy Holdings, Inc.	1,200	17,691
Seibu Holdings, Inc.	1,600	28,770
Seiko Epson Corp.	2,200	37,525
Sekisui Chemical Co., Ltd.	3,000	55,342
Sekisui House Ltd.	4,600	70,142
Seven & i Holdings Co., Ltd.	5,700	253,846
Seven Bank Ltd.	5,300	16,746
SG Holdings Co. Ltd.	700	18,341
Sharp Corp.	1,200	24,387
Shimadzu Corp.	1,600	50,132
Shimamura Co., Ltd.	200	18,976
Shimano, Inc.	600	96,691
Shimizu Corp.	4,000	36,508
Shin-Etsu Chemical Co., Ltd.	2,800	248,037
Shinsei Bank Ltd.	1,400	22,882
Shionogi & Co., Ltd.	2,100	137,215
Shiseido Co., Ltd.	2,900	224,583
Showa Denko K.K.	1,000	55,184
Showa Shell Sekiyu K.K.	1,600	33,895
SMC Corp.	400	128,006

	Number of Shares	Value†

Japan — (continued)
SoftBank Group Corp.	6,300	$635,988
Sohgo Security Services Co., Ltd.	500	21,981
Sompo Holdings, Inc.	2,625	111,797
Sony Corp.	9,600	588,572
Sony Financial Holdings, Inc.	1,200	26,446
Stanley Electric Co., Ltd.	1,000	34,193
Subaru Corp.	4,700	143,954
SUMCO Corp.	1,800	26,108
Sumitomo Chemical Co., Ltd.	12,000	70,234
Sumitomo Corp.	8,500	141,729
Sumitomo Dainippon Pharma Co., Ltd.	1,400	32,148
Sumitomo Electric Industries Ltd.	5,900	92,535
Sumitomo Heavy Industries Ltd.	800	28,551
Sumitomo Metal Mining Co., Ltd.	1,800	63,147
Sumitomo Mitsui Financial Group, Inc.	10,200	411,699
Sumitomo Mitsui Trust Holdings, Inc.	2,543	104,656
Sumitomo Realty & Development Co., Ltd.	3,000	107,727
Sumitomo Rubber Industries Ltd.	1,200	18,007
Sundrug Co., Ltd.	600	21,413
Suntory Beverage & Food Ltd.	1,000	42,334
Suzuken Co., Ltd.	440	20,873
Suzuki Motor Corp.	2,600	148,924
Sysmex Corp.	1,300	111,899
T&D Holdings, Inc.	4,300	70,960
Taiheiyo Cement Corp.	800	25,101
Taisei Corp.	1,600	72,945
Taisho Pharmaceutical Holdings Co., Ltd.	300	36,675
Taiyo Nippon Sanso Corp.	1,000	14,962
Takashimaya Co., Ltd.	1,000	16,890
Takeda Pharmaceutical Co., Ltd.	5,500	235,306
TDK Corp.	1,000	109,048
Teijin Ltd.	1,200	23,014
Terumo Corp.	2,300	136,235
The Bank of Kyoto Ltd.	400	20,877
The Chiba Bank Ltd.	5,000	34,149
The Chugoku Electric Power Co., Inc.	2,100	26,985
The Kansai Electric Power Co., Inc.	5,400	81,413
The Shizuoka Bank Ltd.	3,200	28,727
The Yokohama Rubber Co., Ltd.	1,000	21,554
THK Co., Ltd.	1,000	25,453
Tobu Railway Co., Ltd.	1,400	41,401
Toho Co., Ltd.	900	28,239
Toho Gas Co., Ltd.	600	22,786
Tohoku Electric Power Co., Inc.	3,500	47,500
Tokio Marine Holdings, Inc.	5,200	257,986
Tokyo Century Corp.	300	18,641
Tokyo Electric Power Co., Inc.*	10,600	52,058
Tokyo Electron Ltd.	1,200	164,865
Tokyo Gas Co., Ltd.	3,000	73,733
Tokyo Tatemono Co., Ltd.	1,500	18,298
Tokyu Corp.	4,000	73,156
Tokyu Fudosan Holdings Corp.	4,000	27,882
Toppan Printing Co., Ltd.	2,000	32,125
Toray Industries, Inc.	11,000	82,631
Toshiba Corp.*	5,000	144,561
Tosoh Corp.	1,800	27,724

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
TOTO Ltd.	1,000	$41,498
Toyo Seikan Group Holdings Ltd.	1,000	20,745
Toyo Suisan Kaisha Ltd.	600	23,262
Toyoda Gosei Co., Ltd.	400	9,875
Toyota Industries Corp.	1,200	70,973
Toyota Motor Corp.	17,468	1,090,789
Toyota Tsusho Corp.	1,600	60,412
Trend Micro, Inc.	900	57,904
Tsuruha Holdings, Inc.	300	36,939
Unicharm Corp.	3,000	99,225
United Urban Investment Corp.	21	32,955
USS Co., Ltd.	1,500	27,843
West Japan Railway Co.	1,300	90,629
Yahoo Japan Corp.	21,700	78,114
Yakult Honsha Co., Ltd.	900	73,746
Yamada Denki Co., Ltd.	5,300	26,822
Yamaguchi Financial Group, Inc.	1,300	14,165
Yamaha Corp.	1,000	52,984
Yamaha Motor Co., Ltd.	2,100	58,867
Yamato Holdings Co., Ltd.	2,300	70,607
Yamazaki Baking Co., Ltd.	1,000	20,014
Yaskawa Electric Corp.	1,800	53,468
Yokogawa Electric Corp.	1,600	33,839
ZOZO, Inc.	1,500	45,415

		27,098,991

Jersey — 0.2%
Ferguson PLC	1,737	147,501
Randgold Resources Ltd.	746	52,992

		200,493

Luxembourg — 0.3%
ArcelorMittal	5,168	160,808
Eurofins Scientific S.E.	87	49,394
Millicom International Cellular S.A.	489	28,089
RTL Group S.A.	294	20,976
SES S.A.	2,712	59,512
Tenaris S.A.	3,478	58,270

		377,049

Macau — 0.0%
Wynn Macau Ltd.	12,400	28,512

Netherlands — 5.8%
ABN AMRO Group N.V.144A @	3,103	84,484
Aegon N.V.	14,103	91,500
AerCap Holdings N.V.*	913	52,516
Airbus S.E.	4,418	554,911
Akzo Nobel N.V.	1,909	178,512
ASML Holding N.V.	3,087	576,691
CNH Industrial N.V.	7,476	89,838
EXOR N.V.	848	56,928
Heineken Holding N.V.	885	80,147
Heineken N.V.	1,934	181,344
ING Groep N.V.	29,578	384,076
Koninklijke Ahold Delhaize N.V.	9,453	216,764
Koninklijke DSM N.V.	1,379	146,083
Koninklijke KPN N.V.	25,935	68,414

	Number of Shares	Value†

Netherlands — (continued)
Koninklijke Philips N.V.	7,150	$325,709
Koninklijke Vopak N.V.	584	28,777
NN Group N.V.	2,336	104,230
NXP Semiconductors N.V.	2,596	221,958
QIAGEN N.V.*	1,662	62,907
Randstad N.V.	923	49,274
Royal Dutch Shell PLC, A Shares	35,196	1,209,487
Royal Dutch Shell PLC, B Shares	28,690	1,005,545
Unilever N.V.	11,630	647,672
Wolters Kluwer N.V.	2,186	136,243

		6,554,010

New Zealand — 0.2%
a2 Milk Co. Ltd.*	5,597	41,774
Auckland International Airport Ltd.	7,930	38,372
Fisher & Paykel Healthcare Corp. Ltd.	4,362	43,515
Fletcher Building Ltd.*	5,870	25,447
Meridian Energy Ltd.	7,526	16,387
Ryman Healthcare Ltd.	2,831	26,271
Spark New Zealand Ltd.	14,196	38,110

		229,876

Norway — 0.8%
Aker BP ASA	827	35,097
DNB ASA	7,620	160,335
Equinor ASA	9,013	254,153
Gjensidige Forsikring ASA	1,418	23,904
Marine Harvest ASA	2,950	68,343
Norsk Hydro ASA	10,203	61,252
Orkla ASA	6,430	54,324
Schibsted ASA, B Shares	698	24,185
Telenor ASA	5,795	113,283
Yara International ASA	1,259	61,830

		856,706

Portugal — 0.2%
Banco Espirito Santo S.A.^,~	27,017	0
EDP - Energias de Portugal S.A.	18,562	68,490
Galp Energia SGPS S.A.	3,702	73,456
Jeronimo Martins SGPS S.A.	2,107	31,032

		172,978

Singapore — 1.3%
Ascendas Real Estate Investment Trust	19,362	37,391
CapitaLand Commercial Trust	18,656	24,292
CapitaLand Ltd.	18,600	45,852
CapitaLand Mall Trust	21,700	35,239
City Developments Ltd.	3,000	19,992
ComfortDelGro Corp. Ltd.	15,200	27,019
DBS Group Holdings Ltd.	13,810	263,562
Genting Singapore Ltd.	46,800	36,288
Golden Agri-Resources Ltd.	65,000	11,887
Jardine Cycle & Carriage Ltd.	611	14,298
Jardine Matheson Holdings Ltd.	1,600	100,400
Keppel Corp. Ltd.	11,600	59,059
Oversea-Chinese Banking Corp. Ltd.	23,650	197,912
SATS Ltd.	5,300	20,238
Sembcorp Industries Ltd.	9,000	20,343

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Singapore Airlines Ltd.	4,000	$28,499
Singapore Exchange Ltd.	6,000	32,347
Singapore Press Holdings Ltd.	12,400	26,033
Singapore Technologies Engineering Ltd.	12,000	31,250
Singapore Telecommunications Ltd.	63,200	149,788
Suntec Real Estate Investment Trust	16,000	22,589
United Overseas Bank Ltd.	10,337	204,766
UOL Group Ltd.	4,307	21,708
Venture Corp. Ltd.	2,100	27,082
Wilmar International Ltd.	12,500	29,443

		1,487,277

South Africa — 0.1%
Mediclinic International PLC	2,866	16,025
Mondi PLC	2,860	78,432

		94,457

Spain — 2.8%
ACS Actividades de Construccion y Servicios S.A.	1,946	82,875
Aena SME S.A.144A @	527	91,475
Amadeus IT Group S.A.	3,314	307,894
Banco Bilbao Vizcaya Argentaria S.A.	50,302	320,633
Banco de Sabadell S.A.	40,310	62,668
Banco Santander S.A.	123,028	619,290
Bankia S.A.	9,428	36,966
Bankinter S.A.	4,820	44,389
CaixaBank S.A.	28,028	128,150
Enagas S.A.	1,740	46,970
Endesa S.A.	2,463	53,218
Ferrovial S.A.	3,906	81,041
Grifols S.A.	2,111	59,461
Iberdrola S.A.	45,364	333,821
Industria de Diseno Textil S.A.	8,378	253,979
Mapfre S.A.	8,177	25,653
Naturgy Energy Group S.A.	2,579	70,397
Red Electrica Corp. S.A.	3,066	64,218
Repsol S.A.	10,160	202,483
Siemens Gamesa Renewable Energy S.A.*	1,855	23,476
Telefonica S.A.	35,233	278,906

		3,187,963

Sweden — 2.6%
Alfa Laval AB	2,088	56,620
Assa Abloy AB, B Shares	7,608	152,932
Atlas Copco AB, A Shares	5,080	146,443
Atlas Copco AB, Class B	2,942	78,504
Boliden AB	1,973	55,034
Electrolux AB, B Shares	1,720	37,932
Epiroc AB, A Shares*	5,080	56,760
Epiroc AB, B Shares*	2,942	30,289
Essity AB, B Shares	4,611	115,905
Hennes & Mauritz AB, B Shares	6,503	120,176
Hexagon AB, B Shares	1,938	113,610
Husqvarna AB, B Shares	2,834	24,139
ICA Gruppen AB	521	16,532
Industrivarden AB, C Shares	1,227	27,267
Investor AB, B Shares	3,449	159,383

	Number of Shares	Value†

Sweden — (continued)
Kinnevik AB, B Shares	1,832	$55,471
L E Lundbergforetagen AB, B Shares	602	20,294
Lundin Petroleum AB	1,488	56,959
Nordea Bank AB	23,020	250,885
Sandvik AB	8,817	156,500
Securitas AB, B Shares	2,230	38,829
Skandinaviska Enskilda Banken AB, A Shares	12,734	142,193
Skanska AB, B Shares	2,417	47,470
SKF AB, B Shares	2,667	52,620
Svenska Handelsbanken AB, A Shares	11,598	146,486
Swedbank AB, A Shares	6,908	171,235
Swedish Match AB	1,295	66,299
Tele2 AB, B Shares	2,792	33,614
Telefonaktiebolaget LM Ericsson, B Shares	23,294	206,746
Telia Co AB	22,078	101,405
Volvo AB, B Shares	11,928	210,848

		2,949,380

Switzerland — 8.4%
ABB Ltd.	14,109	333,389
Adecco Group AG	1,232	64,701
Baloise Holding AG	370	56,439
Barry Callebaut AG	17	32,219
Chocoladefabriken Lindt & Spruengli AG	1	82,026
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	56,083
Cie Financiere Richemont S.A.	3,965	323,212
Clariant AG*	1,425	37,084
Coca-Cola HBC AG*	1,625	55,344
Credit Suisse Group AG*	19,556	293,918
Dufry AG*	255	28,751
EMS-Chemie Holding AG	65	38,746
Geberit AG	291	134,974
Givaudan S.A.	71	174,570
Glencore PLC*	88,826	384,030
Julius Baer Group Ltd.*	1,680	84,068
Kuehne + Nagel International AG	402	63,696
LafargeHolcim Ltd.*	3,769	186,069
Lonza Group AG*	560	191,155
Nestle S.A.	23,716	1,977,219
Novartis AG	16,521	1,420,799
Pargesa Holding S.A.	272	21,854
Partners Group Holding AG	130	103,123
Roche Holding AG	5,354	1,297,038
Schindler Holding AG	145	34,987
Schindler Holding AG, Participation Certificates	304	75,768
SGS S.A.	40	105,319
Sika AG	960	139,784
Sonova Holding AG	439	87,362
STMicroelectronics N.V.	5,335	97,063
Straumann Holding AG	74	55,647
Swiss Life Holding AG*	251	95,142
Swiss Prime Site AG*	579	49,351
Swiss Re AG	2,382	219,899
Swisscom AG	202	91,676

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Temenos AG*	461	$74,782
The Swatch Group AG	234	93,061
The Swatch Group AG, Registered Shares	425	33,129
UBS Group AG*	29,486	465,695
Vifor Pharma AG	334	57,907
Zurich Insurance Group AG	1,150	363,491

		9,580,570

United Kingdom — 13.9%
3i Group PLC	7,597	93,198
Admiral Group PLC	1,518	41,154
Anglo American PLC	8,060	181,009
Antofagasta PLC	2,581	28,763
Ashtead Group PLC	3,679	116,860
Associated British Foods PLC	2,750	82,082
AstraZeneca PLC	9,711	754,760
Auto Trader Group PLC144A @	6,702	39,012
Aviva PLC	30,574	195,068
Babcock International Group PLC	1,759	16,576
BAE Systems PLC	24,719	202,915
Barclays PLC	129,742	290,491
Barratt Developments PLC	7,726	57,098
Berkeley Group Holdings PLC	1,009	48,384
BHP Billiton PLC	16,267	354,337
BP PLC	153,970	1,182,640
British American Tobacco PLC	14,728	688,101
British American Tobacco PLC ADR	2,842	132,522
BT Group PLC	63,070	185,210
Bunzl PLC	2,529	79,540
Burberry Group PLC	3,173	83,335
Carnival PLC	1,402	87,056
Centrica PLC	42,920	86,655
Coca-Cola European Partners PLC	1,676	75,891
Compass Group PLC	11,986	266,522
ConvaTec Group PLC144A @	9,248	28,013
Croda International PLC	1,046	70,922
Diageo PLC	18,873	668,852
Direct Line Insurance Group PLC	9,937	41,951
easyJet PLC	1,334	22,847
Fiat Chrysler Automobiles N.V.*	8,001	140,681
Fresnillo PLC	1,565	16,755
G4S PLC	12,521	39,494
GlaxoSmithKline PLC	38,018	761,529
Hammerson PLC	6,517	38,794
Hargreaves Lansdown PLC	2,059	59,981
HSBC Holdings PLC	153,451	1,339,661
Imperial Brands PLC	7,183	250,069
Informa PLC	9,584	95,213
InterContinental Hotels Group PLC	1,350	84,109
International Consolidated Airlines Group S.A. (London Main Market Exchange)	1,308	11,256
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)	3,606	30,990
Intertek Group PLC	1,257	81,788
Investec PLC	4,543	31,952
ITV PLC	27,237	56,038
J. Sainsbury PLC	12,992	54,493

	Number of Shares	Value†

United Kingdom — (continued)
John Wood Group PLC	5,233	$52,629
Johnson Matthey PLC	1,520	70,570
Kingfisher PLC	16,836	56,616
Land Securities Group PLC	5,379	61,935
Legal & General Group PLC	46,330	158,334
Lloyds Banking Group PLC	554,223	428,154
London Stock Exchange Group PLC	2,325	138,975
Marks & Spencer Group PLC	12,979	48,856
Meggitt PLC	5,739	42,368
Melrose Industries PLC	36,991	96,380
Merlin Entertainments PLC144A @	5,527	28,845
Micro Focus International PLC	3,425	63,815
National Grid PLC	25,663	264,718
Next PLC	1,027	73,543
NMC Health PLC	796	35,213
Pearson PLC	5,773	66,969
Persimmon PLC	2,313	71,300
Prudential PLC	19,917	456,766
Reckitt Benckiser Group PLC	5,080	464,551
RELX PLC	7,932	167,072
RELX PLC	7,544	158,493
Rio Tinto PLC	8,975	453,886
Rolls-Royce Holdings PLC*	12,875	165,699
Royal Bank of Scotland Group PLC	36,711	119,623
Royal Mail PLC	7,054	43,866
RSA Insurance Group PLC	7,501	56,217
Schroders PLC	960	38,727
Segro PLC	7,466	62,062
Severn Trent PLC	1,743	42,006
Sky PLC	7,899	178,011
Smith & Nephew PLC	6,827	124,533
Smiths Group PLC	2,951	57,522
SSE PLC	7,890	117,853
St. James’s Place PLC	4,100	61,135
Standard Chartered PLC	21,440	177,842
Standard Life Aberdeen PLC	20,768	82,805
Taylor Wimpey PLC	25,341	56,745
Tesco PLC	74,311	232,264
The British Land Co. PLC	6,815	54,789
The Sage Group PLC	7,752	59,250
The Weir Group PLC	1,767	40,604
Travis Perkins PLC	2,061	28,623
Unilever PLC	9,375	515,172
United Utilities Group PLC	4,874	44,724
Vodafone Group PLC	204,986	439,511
Whitbread PLC	1,345	82,693
Wm Morrison Supermarkets PLC	16,162	54,644
WPP PLC	9,426	138,155

		15,829,630

TOTAL COMMON STOCKS (Cost $83,342,505)		109,432,797

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	454	35,686

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
FUCHS PETROLUB S.E.	492	$27,488
Henkel AG & Co. KGaA	1,385	162,494
Porsche Automobil Holding S.E.	1,203	81,011
Sartorius AG	272	44,149
Schaeffler AG	1,280	16,362
Volkswagen AG	1,404	247,125
TOTAL PREFERRED STOCKS (Cost $460,886)		614,315

RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings Ltd.* (Cost $0)	190	110
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,626,659)	2,626,659	2,626,659

TOTAL INVESTMENTS — 99.0% (Cost $86,430,050)		$112,673,881

Other Assets & Liabilities — 1.0%		1,104,313

TOTAL NET ASSETS — 100.0%		$113,778,194

^	Illiquid security. The total market value of illiquid securities at September 30, 2018 is 0.
†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2018 is 0.
144A @

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC — Public Limited Company.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$356,885
Aerospace & Defense	1.6%	1,754,348
Agriculture	1.3%	1,394,989
Airlines	0.2%	217,663
Apparel	1.6%	1,809,565
Auto Manufacturers	3.2%	3,548,114
Auto Parts & Equipment	1.2%	1,311,691
Banks	11.9%	12,973,518
Beverages	2.2%	2,433,183
Biotechnology	0.6%	668,103

Building & Real Estate	0.2%	$185,143
Building Materials	1.4%	1,511,939
Building-Maintenance Service	— %+	45,989
Chemicals	3.4%	3,670,281
Commercial Services	2.1%	2,270,532
Computers	0.7%	767,683
Cosmetics & Personal Care	1.9%	2,051,328
Distribution & Wholesale	1.2%	1,297,348
Diversified	— %+	37,391
Diversified Financial Services	2.2%	2,369,286
Diversified Operations	0.2%	203,954
Electric	2.2%	2,451,907
Electrical Components & Equipment	1.2%	1,322,503
Electronics	1.8%	1,940,119
Energy-Alternate Sources	0.2%	196,115
Engineering & Construction	1.2%	1,351,114
Entertainment	0.4%	475,902
Environmental Control	— %+	23,306
Food	4.8%	5,233,123
Food Service	0.1%	74,023
Forest Products & Paper	0.4%	436,040
Gas	1.2%	1,266,035
Hand & Machine Tools	0.6%	630,228
Healthcare Products	1.1%	1,197,297
Healthcare Services	0.7%	733,301
Holding Companies	0.4%	409,801
Home Builders	0.3%	319,118
Home Furnishings	0.8%	921,949
Hotels & Resorts	0.1%	158,729
Household Products & Wares	0.5%	567,317
Insurance	5.5%	5,971,396
Internet	0.5%	584,497
Investment Companies	0.3%	318,687
Iron & Steel	0.6%	625,337
Leisure Time	0.4%	397,643
Lodging	0.4%	459,371
Machinery - Construction & Mining	0.8%	881,716
Machinery - Diversified	1.2%	1,330,218
Media	0.8%	873,190
Metal Fabricate/Hardware	0.3%	364,910
Mining	2.5%	2,738,427
Miscellaneous Manufacturing	1.1%	1,191,921
Mixed Industrial/Office	0.3%	311,175
Office & Business Equipment	0.3%	369,884
Oil & Gas	6.1%	6,667,384
Packaging and Containers	0.1%	110,445
Pharmaceuticals	8.2%	8,963,964
Pipelines	0.1%	66,853
Real Estate	1.7%	1,877,268
Real Estate Investment Trusts	1.1%	1,179,982
Real Estate Management Services	0.2%	183,214
Retail	2.3%	2,520,501
Semiconductors	1.3%	1,403,480
Shipbuilding	— %+	17,234
Software	1.7%	1,888,568
Telecommunications	4.2%	4,650,067
Textiles	0.1%	144,730
Toys, Games & Hobbies	0.3%	386,696
Transportation	1.9%	2,064,714
Venture Capital	0.1%	93,198
Water	0.2%	209,267

	100.0%	$109,432,797

+ Rounded.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,403,178	$7,403,178	$—	$—
Austria	264,384	264,384	—	—
Belgium	1,121,667	1,121,667	—	—
Bermuda	61,710	61,710	—	—
China	121,690	121,690	—	—
Denmark	1,828,721	1,828,721	—	—
Finland	1,168,961	1,168,961	—	—
France	11,443,198	11,443,198	—	—
Germany	9,754,745	9,754,745	—	—
Hong Kong	3,546,636	3,546,636	—	—
Ireland	1,285,367	1,285,367	—	—
Isle of Man	49,659	49,659	—	—
Israel	592,917	592,917	—	—
Italy	2,142,072	2,142,072	—	—
Japan	27,098,991	27,098,991	—	—
Jersey	200,493	200,493	—	—
Luxembourg	377,049	377,049	—	—
Macau	28,512	28,512	—	—
Netherlands	6,554,010	6,554,010	—	—
New Zealand	229,876	229,876	—	—
Norway	856,706	856,706	—	—
Portugal	172,978	172,978	—	—
Singapore	1,487,277	1,487,277	—	—
South Africa	94,457	94,457	—	—
Spain	3,187,963	3,187,963	—	—
Sweden	2,949,380	2,949,380	—	—
Switzerland	9,580,570	9,580,570	—	—
United Kingdom	15,829,630	15,829,630	—	—

TOTAL COMMON STOCKS	109,432,797	109,432,797	—	—

PREFERRED STOCKS Germany	614,315	614,315	—	—

RIGHTS	110	110	—	—
SHORT-TERM INVESTMENTS	2,626,659	2,626,659	—	—

TOTAL INVESTMENTS	$112,673,881	$112,673,881	$—	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$40,396	$40,396	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$40,396	$40,396	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	12/31/2018	39	50	1,955	3,811,743	$40,396	$—

							$40,396	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Belgium — 2.0%
Anheuser-Busch InBev N.V.	76,837	$6,710,491

Brazil — 1.0%
Ambev S.A. ADR	724,904	3,312,811

Canada — 8.1%
Alimentation Couche-Tard, Inc., Class B	226,751	11,342,378
Canadian National Railway Co.	98,857	8,870,457
Constellation Software, Inc.	9,179	6,750,170

		26,963,005

China — 4.0%
Alibaba Group Holding Ltd. ADR*	38,165	6,288,065
Tencent Holdings Ltd.	168,577	6,959,843

		13,247,908

France — 7.1%
L’Oreal S.A.	15,449	3,725,525
LVMH Moet Hennessy Louis Vuitton S.E.	16,255	5,748,671
Safran S.A.	50,448	7,069,713
Teleperformance	38,284	7,223,061

		23,766,970

Germany — 5.6%
Fresenius S.E. & Co. KGaA	63,170	4,638,241
HeidelbergCement AG	64,265	5,023,070
SAP S.E.	73,274	9,017,920

		18,679,231

Hong Kong — 1.8%
Techtronic Industries Co., Ltd.	930,049	5,940,262

India — 7.5%
HDFC Bank Ltd.	473,010	13,089,829
Housing Development Finance Corp. Ltd.	303,667	7,349,755
Power Grid Corp. of India Ltd.	1,793,553	4,661,407

		25,100,991

Ireland — 7.0%
Accenture PLC, Class A	22,267	3,789,843
AIB Group PLC	585,517	2,997,980
Kingspan Group PLC	72,726	3,391,049
Medtronic PLC	59,387	5,841,899
Paddy Power Betfair PLC	86,195	7,355,632

		23,376,403

Japan — 3.2%
Keyence Corp.	8,570	4,976,664
Shimano, Inc.	36,500	5,882,019

		10,858,683

Mexico — 1.0%
Wal-Mart de Mexico S.A.B. de C.V.	1,138,762	3,454,500

Netherlands — 4.8%
Heineken N.V.	50,379	4,723,854
Unilever N.V.	205,239	11,429,703

		16,153,557

	Number of Shares	Value†

Singapore — 1.0%
United Overseas Bank Ltd.	172,500	$3,417,066

Spain — 6.3%
Aena SME S.A.144A @	41,380	7,182,610
Grifols S.A.	287,154	8,088,282
Industria de Diseno Textil S.A.	196,151	5,946,316

		21,217,208

Sweden — 1.0%
Svenska Handelsbanken AB, A Shares	270,124	3,411,731

Switzerland — 3.8%
Nestle S.A.	111,359	9,284,077
UBS Group AG*	207,041	3,269,957

		12,554,034

Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	216,667	9,568,015

United Kingdom — 18.5%
Aptiv PLC	46,258	3,881,046
British American Tobacco PLC	149,206	6,970,998
Bunzl PLC	164,635	5,177,970
DCC PLC	72,846	6,613,128
Diageo PLC	204,645	7,252,545
Domino’s Pizza Group PLC	1,358,824	4,948,456
London Stock Exchange Group PLC	84,632	5,058,814
Reckitt Benckiser Group PLC	114,326	10,454,775
RELX PLC	397,786	8,357,159
Rentokil Initial PLC	797,496	3,309,647

		62,024,538

United States — 10.5%
Booking Holdings, Inc.*	5,504	10,919,936
Mastercard, Inc., Class A	37,607	8,371,694
Philip Morris International, Inc.	97,592	7,957,652
Visa, Inc., Class A	52,519	7,882,577

		35,131,859

TOTAL COMMON STOCKS (Cost $280,525,828)		324,889,263

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,499,207)	8,499,207	8,499,207

TOTAL INVESTMENTS — 99.6% (Cost $289,025,035)		$333,388,470

Other Assets & Liabilities — 0.4%		1,380,055

TOTAL NET ASSETS — 100.0%		$334,768,525

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INTERNATIONAL EQUITY FUND

144A@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

INTERNATIONAL EQUITY FUND

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.2%	$7,069,713
Agriculture	4.6%	14,928,650
Apparel	1.8%	5,748,671
Auto Parts & Equipment	1.2%	3,881,046
Banks	8.1%	26,186,563
Beverages	6.8%	21,999,701
Building Materials	2.6%	8,414,119
Commercial Services	6.2%	20,038,500
Computers	3.4%	11,012,904
Cosmetics & Personal Care	4.7%	15,155,228
Distribution & Wholesale	1.6%	5,177,970
Diversified Financial Services	6.2%	20,291,146
Electric	1.4%	4,661,407
Electronics	1.5%	4,976,664
Engineering & Construction	2.2%	7,182,610
Entertainment	2.3%	7,355,632
Food	2.9%	9,284,077
Hand & Machine Tools	1.8%	5,940,262
Healthcare Products	1.8%	5,841,899
Healthcare Services	1.4%	4,638,241
Household Products & Wares	3.2%	10,454,775
Internet	7.4%	24,167,844
Leisure Time	1.8%	5,882,019
Oil & Gas	2.0%	6,613,128
Pharmaceuticals	2.5%	8,088,282
Retail	7.9%	25,691,650
Semiconductors	2.9%	9,568,015
Software	4.9%	15,768,090
Transportation	2.7%	8,870,457

	100.0%	$324,889,263

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$324,889,263	$324,889,263	$—	$—
SHORT-TERM INVESTMENTS	8,499,207	8,499,207	—	—

TOTAL INVESTMENTS	$333,388,470	$333,388,470	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 90.5%
Argentina — 0.3%
Grupo Financiero Galicia S.A. ADR	17,711	$450,391

Austria — 0.8%
Erste Group Bank AG*	30,301	1,258,774

Brazil — 3.1%
Ambev S.A.	513,405	2,339,120
B3 S.A.—Brasil Bolsa Balcao	226,208	1,310,685
Petroleo Brasileiro S.A.	222,413	1,339,363

		4,989,168

Chile — 1.9%
Banco Santander Chile	9,888,550	791,132
Banco Santander Chile ADR	6,348	203,009
S.A.C.I. Falabella	259,984	2,115,963

		3,110,104

China — 18.3%
AAC Technologies Holdings, Inc.	37,500	389,450
Alibaba Group Holding Ltd. ADR*	23,447	3,863,128
Anhui Conch Cement Co., Ltd., Class H	184,500	1,113,597
Baidu, Inc. ADR*	4,900	1,120,532
Bank of China Ltd., Class H	6,805,000	3,025,082
China Construction Bank Corp., Class H	5,010,930	4,378,287
China Pacific Insurance Group Co. Ltd., Class H	483,800	1,866,391
New Oriental Education & Technology Group, Inc. ADR*	14,059	1,040,506
PetroChina Co. Ltd., Class H	1,506,000	1,219,674
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	125,900	314,575
Shenzhou International Group Holdings Ltd.	143,000	1,834,001
Sinopharm Group Co. Ltd., Class H	88,000	430,538
Sogou, Inc. ADR*	45,017	334,476
TAL Education Group ADR*	19,472	500,625
Tencent Holdings Ltd.	194,500	8,030,096

		29,460,958

Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	237,914	1,104,999

Germany — 1.0%
adidas AG	6,575	1,609,989

Hong Kong — 4.6%
Brilliance China Automotive Holdings Ltd.	318,000	514,269
China Mengniu Dairy Co. Ltd.*	424,000	1,410,923
China Mobile Ltd.	182,000	1,793,647
China Overseas Land & Investment Ltd.	232,000	726,079
China Resources Land Ltd.	120,000	420,012
China Unicom Hong Kong Ltd.	608,000	716,085
CSPC Pharmaceutical Group Ltd.	508,000	1,078,511
Sino Biopharmaceutical Ltd.	781,000	728,289

		7,387,815

Hungary — 1.2%
OTP Bank NYRT	52,142	1,932,409

	Number of Shares	Value†

India — 8.6%
Ashok Leyland Ltd.	1,035,981	$1,702,101
Eicher Motors Ltd.	3,242	1,081,654
HDFC Bank Ltd. ADR	10,600	997,460
ICICI Bank Ltd.	193,242	814,527
ICICI Bank Ltd. ADR	67,400	572,226
IndusInd Bank Ltd.	61,920	1,443,618
Marico Ltd.	349,171	1,604,241
Maruti Suzuki India Ltd.	16,443	1,666,745
Shree Cement Ltd.	6,643	1,548,010
Tata Consultancy Services Ltd.	36,748	1,107,002
Zee Entertainment Enterprises Ltd.	229,483	1,388,485

		13,926,069

Indonesia — 3.3%
Astra International Tbk PT	2,586,000	1,275,516
Bank Mandiri Persero Tbk PT	2,105,100	950,025
Bank Rakyat Indonesia Tbk PT	517,600	109,414
Bumi Serpong Damai Tbk PT*	5,737,800	444,731
Telekomunikasi Indonesia Persero Tbk PT	5,235,700	1,278,928
Unilever Indonesia Tbk PT	388,400	1,225,683

		5,284,297

Malaysia — 4.4%
Gamuda Bhd	389,000	315,825
Genting Malaysia Bhd	1,475,000	1,778,483
IHH Healthcare Bhd	816,700	1,028,152
Malayan Banking Bhd	596,401	1,410,841
Malaysia Airports Holdings Bhd	475,200	1,021,935
Public Bank Bhd	39,400	238,009
Sime Darby Plantation Bhd	801,100	1,025,934
Sime Darby Property Bhd	815,000	232,379

		7,051,558

Mexico — 6.7%
Alsea S.A.B.de C.V.	334,557	1,136,285
America Movil S.A.B. de C.V., Series L ADR	96,977	1,557,451
Fomento Economico Mexicano S.A.B. de C.V. ADR	25,049	2,479,099
Grupo Financiero Banorte S.A.B. de C.V., Series O	437,075	3,161,869
Wal-Mart de Mexico S.A.B. de C.V.	804,967	2,441,914

		10,776,618

Pakistan — 0.3%
United Bank Ltd.	458,100	568,106

Peru — 0.9%
Credicorp Ltd.	6,423	1,432,843

Philippines — 2.6%
Ayala Corp.	44,790	769,297
Ayala Land, Inc.	939,400	696,335
Metropolitan Bank & Trust Co.	938,187	1,163,400
SM Investments Corp.	89,650	1,499,974

		4,129,006

Poland — 3.5%
CCC S.A.	15,377	917,582

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Poland — (continued)
LPP S.A.	517	$1,209,484
Powszechna Kasa Oszczednosci Bank Polski S.A.	174,483	2,030,303
Santander Bank Polska S.A.	14,349	1,461,832

		5,619,201

Portugal — 1.1%
Jeronimo Martins SGPS S.A.	118,770	1,749,234

Russia — 4.3%
LUKOIL PJSC ADR	22,785	1,747,610
MMC Norilsk Nickel PJSC ADR	41,644	720,441
MMC Norilsk Nickel PJSC ADR	34,816	598,487
Sberbank of Russia PJSC ADR	159,502	2,022,485
X5 Retail Group N.V. GDR	47,978	1,084,303
Yandex N.V., Class A*	23,582	775,612

		6,948,938

South Africa — 5.3%
AVI Ltd.	172,908	1,299,630
Capitec Bank Holdings Ltd.	22,684	1,642,985
Clicks Group Ltd.	80,877	1,000,864
Imperial Holdings Ltd.	25,670	317,670
Reunert Ltd.	169,878	912,984
Sanlam Ltd.	334,468	1,871,105
The Bidvest Group Ltd.	116,851	1,528,679

		8,573,917

South Korea — 7.5%
BGF retail Co. Ltd.	452	83,738
CJ Corp.	1,850	225,152
GS Retail Co. Ltd.	4,138	143,622
Hanssem Co. Ltd.	2,443	168,703
Hugel, Inc.*	1,256	484,397
Hyundai Motor Co.	2,000	233,491
KB Financial Group, Inc.	19,252	940,688
LG Household & Health Care Ltd.	745	856,993
NAVER Corp.	1,801	1,162,512
S-Oil Corp.	2,529	312,349
Samsung Electronics Co. Ltd.	135,056	5,655,489
Shinhan Financial Group Co., Ltd.	24,616	998,621
SK Hynix, Inc.	12,858	847,347

		12,113,102

Taiwan — 7.9%
ASE Technology Holding Co. Ltd.*	314,258	766,784
Cathay Financial Holding Co., Ltd.	160,000	275,112
CTBC Financial Holding Co. Ltd.	824,000	620,705
Hon Hai Precision Industry Co. Ltd.*	165,140	428,359
Largan Precision Co. Ltd.	6,000	714,309
MediaTek, Inc.	97,000	783,104
Nanya Technology Corp.	95,000	180,772
Nien Made Enterprise Co. Ltd	17,000	133,069
President Chain Store Corp.	66,000	774,932
Taiwan Cement Corp.	175,000	235,565
Taiwan Semiconductor Manufacturing Co. Ltd.	881,769	7,580,793

	Number of Shares	Value†

Taiwan — (continued)
Vanguard International Semiconductor Corp.	112,000	$249,435

		12,742,939

Thailand — 1.0%
Bangkok Dusit Medical Services PCL, Class F	484,300	381,847
Central Pattana PCL	199,200	511,251
CP ALL PCL	230,700	492,309
PTT PCL	177,900	298,425

		1,683,832

United States — 1.2%
Samsonite International S.A.*144A @	523,800	1,940,409

TOTAL COMMON STOCKS (Cost $132,142,161)		145,844,676

PREFERRED STOCKS — 4.2%
Brazil — 3.8%
Banco Bradesco S.A.	307,872	2,178,748
Itau Unibanco Holding S.A.	242,475	2,649,570
Petroleo Brasileiro S.A.	266,339	1,391,527

		6,219,845

South Korea — 0.4%
Samsung Electronics Co. Ltd.	18,492	630,987

TOTAL PREFERRED STOCKS (Cost $6,726,813)		6,850,832

SHORT-TERM INVESTMENTS — 4.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,856,146)	7,856,146	7,856,146

TOTAL INVESTMENTS — 99.6% (Cost $146,725,120)		$160,551,654

Other Assets & Liabilities — 0.4%		668,767

TOTAL NET ASSETS — 100.0%		$161,220,421

†	See Security Valuation Note.
*	Non-income producing security.
144A @

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

GDR — Global Depository Receipt.

ADR — American Depository Receipt.

PCL — Public Company Limited.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	0.7%	$1,025,934
Apparel	3.2%	4,653,474
Auto Manufacturers	3.6%	5,198,260
Banks	21.6%	31,521,041
Beverages	3.3%	4,818,219
Biotechnology	0.3%	484,397
Building Materials	2.1%	3,030,241
Commercial Services	1.0%	1,541,131
Computers	0.8%	1,107,002
Cosmetics & Personal Care	0.6%	856,993
Diversified Financial Services	3.8%	5,513,684
Electronics	0.6%	817,809
Engineering & Construction	0.9%	1,337,760
Food	4.0%	5,856,877
Healthcare Services	1.0%	1,409,999
Holding Companies	1.3%	1,842,452
Home Furnishings	0.1%	168,703
Household Products & Wares	3.3%	4,770,333
Insurance	2.7%	4,012,608
Internet	10.5%	15,286,356
Lodging	1.2%	1,778,483
Media	0.9%	1,388,485
Mining	0.9%	1,318,928
Miscellaneous Manufacturing	0.5%	714,309
Office & Business Equipment	0.6%	912,984
Oil & Gas	3.4%	4,917,421
Pharmaceuticals	1.5%	2,237,338
Real Estate	2.6%	3,800,084
Retail	8.3%	12,113,536
Semiconductors	11.0%	16,063,724
Telecommunications	3.7%	5,346,111

	100.0%	$145,844,676

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$450,391	$450,391	$—	$—
Austria	1,258,774	1,258,774	—	—
Brazil	4,989,168	4,989,168	—	—
Chile	3,110,104	3,110,104	—	—
China	29,460,958	29,460,958	—	—
Egypt	1,104,999	1,104,999	—	—
Germany	1,609,989	1,609,989	—	—
Hong Kong	7,387,815	7,387,815	—	—
Hungary	1,932,409	1,932,409	—	—
India	13,926,069	13,926,069	—	—
Indonesia	5,284,297	5,284,297	—	—
Malaysia	7,051,558	7,051,558	—	—
Mexico	10,776,618	10,776,618	—	—
Pakistan	568,106	568,106	—	—
Peru	1,432,843	1,432,843	—	—
Philippines	4,129,006	4,129,006	—	—
Poland	5,619,201	5,619,201	—	—
Portugal	1,749,234	1,749,234	—	—
Russia	6,948,938	6,948,938	—	—
South Africa	8,573,917	8,573,917	—	—
South Korea	12,113,102	12,113,102	—	—
Taiwan	12,742,939	12,742,939	—	—
Thailand	1,683,832	680,272	1,003,560	—
United States	1,940,409	1,940,409	—	—

TOTAL COMMON STOCKS	145,844,676	144,841,116	1,003,560	—

PREFERRED STOCKS
Brazil	6,219,845	6,219,845	—	—
South Korea	630,987	630,987	—	—

TOTAL PREFERRED STOCKS	6,850,832	6,850,832	—	—

SHORT-TERM INVESTMENTS	7,856,146	7,856,146	—	—

TOTAL INVESTMENTS	160,551,654	159,548,094	1,003,560	—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$239,791	$239,791	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$239,791	$239,791	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(57,010)	$(57,010)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(57,010)	$(57,010)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Open forward foreign currency contracts held by Emerging Markets Fund at September 30, 2018 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Hong Kong Dollar	BNY Mellon	10/03/2018	(18,600)	7.82775	$(2,380)	$(2,376)	$4	$—
Sell	Hong Kong Dollar	UBS Securities	12/10/2018	(195,869,527)	7.82006	(24,990,052)	(25,047,062)	—	(57,010)
Sell	Hong Kong Dollar	BNY Mellon	10/02/2018	(281,169)	7.82787	(35,989)	(35,919)	70	—
Sell	South African Rand	UBS Securities	10/11/2018	(90,211,385)	14.16645	(6,607,677)	(6,367,961)	239,717	—

Total								$239,791	$(57,010)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 1.5%
Entertainment — 1.0%
Red Rock Resorts, Inc., Class A	46,620	$1,242,423

Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	8,187	661,346

TOTAL COMMON STOCKS (Cost $1,669,706)		1,903,769

REAL ESTATE INVESTMENT TRUSTS — 97.1%
Apartments — 17.5%
Apartment Investment & Management Co., Class A	114,881	5,069,698
Essex Property Trust, Inc.	29,648	7,314,458
Invitation Homes, Inc.	123,235	2,823,314
UDR, Inc.	176,086	7,119,157

		22,326,627

Building & Real Estate — 1.2%
Agree Realty Corp.	29,149	1,548,395

Diversified — 10.4%
Cousins Properties, Inc.	70,431	626,132
Crown Castle International Corp.	24,022	2,674,369
Digital Realty Trust, Inc.	49,975	5,621,188
EPR Properties	18,552	1,269,142
Lamar Advertising Co., Class A	24,123	1,876,769
Outfront Media, Inc.	60,089	1,198,776

		13,266,376

Healthcare — 10.2%
Healthcare Trust of America, Inc., Class A	73,144	1,950,750
Omega Healthcare Investors, Inc.	14,723	482,473
Sabra Health Care REIT, Inc.	135,663	3,136,529
Ventas, Inc.	11,848	644,294
Welltower, Inc.	104,824	6,742,280

		12,956,326

Hotels & Resorts — 8.0%
Park Hotels & Resorts, Inc.	122,896	4,033,447
Pebblebrook Hotel Trust	51,743	1,881,893
RLJ Lodging Trust	76,434	1,683,841
VICI Properties, Inc.	119,765	2,589,319

		10,188,500

Industrial — 8.3%
CyrusOne, Inc.	52,969	3,358,235
Prologis, Inc.	107,036	7,255,970

		10,614,205

Manufactured Homes — 3.9%
Equity LifeStyle Properties, Inc.	11,412	1,100,688
Sun Communities, Inc.	38,143	3,873,040

		4,973,728

Office Property — 10.9%
Boston Properties, Inc.	26,738	3,291,180
Douglas Emmett, Inc.	38,611	1,456,407
Hudson Pacific Properties, Inc.	108,363	3,545,637
Kilroy Realty Corp.	46,678	3,346,346

	Number of Shares	Value†

Office Property — (continued)
VEREIT, Inc.	313,452	$2,275,662

		13,915,232

Regional Malls — 4.7%
Simon Property Group, Inc.	25,350	4,480,612
Taubman Centers, Inc.	26,232	1,569,461

		6,050,073

Storage & Warehousing — 9.2%
Americold Realty Trust	53,196	1,330,964
Extra Space Storage, Inc.	49,248	4,266,847
Industrial Logistics Properties Trust	45,310	1,042,583
Iron Mountain, Inc.	58,542	2,020,870
Life Storage, Inc.	32,640	3,106,022

		11,767,286

Strip Centers — 8.3%
Brixmor Property Group, Inc.	64,534	1,129,990
DDR Corp.	133,259	1,784,338
Regency Centers Corp.	38,833	2,511,330
Urban Edge Properties	106,378	2,348,826
Weingarten Realty Investors	92,435	2,750,866

		10,525,350

Telecommunications — 4.5%
Equinix, Inc.	13,335	5,772,588

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $112,894,306)		123,904,686

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,321,018)	1,321,018	1,321,018

TOTAL INVESTMENTS — 99.6% (Cost $115,885,030)		$127,129,473

Other Assets & Liabilities — 0.4%		490,667

TOTAL NET ASSETS — 100.0%		$127,620,140

†	See Security Valuation Note.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,903,769	$1,903,769	$—	$—
REAL ESTATE INVESTMENT TRUSTS	123,904,686	123,904,686	—	—
SHORT-TERM INVESTMENTS	1,321,018	1,321,018	—	—

TOTAL INVESTMENTS	$127,129,473	$127,129,473	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.5%
Penn Series Flexibly Managed Fund*	39,053	$2,192,027
Penn Series Index 500 Fund*	121,977	2,940,864
Penn Series Large Cap Growth Fund*	109,099	2,215,806
Penn Series Large Cap Value Fund*	171,497	5,127,749
Penn Series Large Core Value Fund*	325,998	6,562,346
Penn Series Large Growth Stock Fund*	15,820	736,726
Penn Series Mid Cap Growth Fund*	63,580	1,461,693
Penn Series Mid Cap Value Fund*	130,712	3,639,011
Penn Series Mid Core Value Fund*	146,319	3,600,906
Penn Series Real Estate Securities Fund*	98,310	2,170,684
Penn Series Small Cap Growth Fund*	47,592	2,178,751
Penn Series Small Cap Index Fund*	28,457	722,227
Penn Series Small Cap Value Fund*	55,780	2,173,742
Penn Series SMID Cap Growth Fund*	47,876	1,450,179
Penn Series SMID Cap Value Fund*	175,483	5,089,007

TOTAL AFFILIATED EQUITY FUNDS (Cost $29,904,413)		42,261,718

AFFILIATED FIXED INCOME FUNDS — 9.0%
Penn Series High Yield Bond Fund*	109,858	1,467,708
Penn Series Limited Maturity Bond Fund*	421,470	5,137,724

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $6,426,557)		6,605,432

AFFILIATED INTERNATIONAL EQUITY FUNDS — 33.2%
Penn Series Developed International Index Fund*	534,504	7,477,716
Penn Series Emerging Markets Equity Fund*	670,591	8,127,565
Penn Series International Equity Fund*	296,269	8,766,600

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $20,242,915)		24,371,881

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $269,926)	269,926	269,926

TOTAL INVESTMENTS — 100.1% (Cost $56,843,811)		$73,508,957

Other Assets & Liabilities — (0.1)%		(43,479)

TOTAL NET ASSETS — 100.0%		$73,465,478

*	Non-income producing security.
†	See Security Valuation Note.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$42,261,718	$42,261,718	$—	$—
AFFILIATED FIXED INCOME FUNDS	6,605,432	6,605,432	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	24,371,881	24,371,881	—	—
SHORT-TERM INVESTMENTS	269,926	269,926	—	—

TOTAL INVESTMENTS	$73,508,957	$73,508,957	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.5%
Penn Series Flexibly Managed Fund*	264,873	$14,867,297
Penn Series Index 500 Fund*	413,661	9,973,356
Penn Series Large Cap Growth Fund*	369,997	7,514,642
Penn Series Large Cap Value Fund*	581,608	17,390,087
Penn Series Large Core Value Fund*	1,105,564	22,255,003
Penn Series Large Growth Stock Fund*	53,648	2,498,376
Penn Series Mid Cap Growth Fund*	215,600	4,956,635
Penn Series Mid Cap Value Fund*	354,619	9,872,600
Penn Series Mid Core Value Fund*	396,954	9,769,044
Penn Series Real Estate Securities Fund*	333,386	7,361,152
Penn Series Small Cap Growth Fund*	107,589	4,925,434
Penn Series Small Cap Index Fund*	192,993	4,898,158
Penn Series Small Cap Value Fund*	189,158	7,371,471
Penn Series SMID Cap Growth Fund*	81,174	2,458,763
Penn Series SMID Cap Value Fund*	510,090	14,792,596

TOTAL AFFILIATED EQUITY FUNDS (Cost $91,168,150)		140,904,614

AFFILIATED FIXED INCOME FUNDS — 17.9%
Penn Series High Yield Bond Fund*	372,559	4,977,389
Penn Series Limited Maturity Bond Fund*	2,246,076	27,379,670
Penn Series Quality Bond Fund*	854,507	12,407,448

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,899,404)		44,764,507

AFFILIATED INTERNATIONAL EQUITY FUNDS — 25.1%
Penn Series Developed International Index Fund*	1,269,004	17,753,369
Penn Series Emerging Markets Equity Fund*	1,653,970	20,046,117
Penn Series International Equity Fund*	837,275	24,774,966

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $49,638,778)		62,574,452

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $916,842)	916,842	916,842

TOTAL INVESTMENTS — 99.9% (Cost $184,623,174)		$249,160,415

Other Assets & Liabilities — 0.1%		170,629

TOTAL NET ASSETS — 100.0%		$249,331,044

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$140,904,614	$140,904,614	$—	$—
AFFILIATED FIXED INCOME FUNDS	44,764,507	44,764,507	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	62,574,452	62,574,452	—	—
SHORT-TERM INVESTMENTS	916,842	916,842	—	—

TOTAL INVESTMENTS	$249,160,415	$249,160,415	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.8%
Penn Series Flexibly Managed Fund*	346,527	$19,450,539
Penn Series Index 500 Fund*	405,872	9,785,583
Penn Series Large Cap Growth Fund*	322,686	6,553,752
Penn Series Large Cap Value Fund*	434,778	12,999,858
Penn Series Large Core Value Fund*	964,220	19,409,739
Penn Series Large Growth Stock Fund*	70,186	3,268,552
Penn Series Mid Cap Growth Fund*	282,078	6,484,967
Penn Series Mid Cap Value Fund*	347,950	9,686,923
Penn Series Mid Core Value Fund*	649,159	15,975,796
Penn Series Real Estate Securities Fund*	290,784	6,420,501
Penn Series Small Cap Growth Fund*	70,382	3,222,070
Penn Series Small Cap Index Fund*	252,500	6,408,441
Penn Series Small Cap Value Fund*	247,473	9,644,031
Penn Series SMID Cap Growth Fund*	106,205	3,216,937
Penn Series SMID Cap Value Fund*	444,886	12,901,706

TOTAL AFFILIATED EQUITY FUNDS (Cost $90,845,682)		145,429,395

AFFILIATED FIXED INCOME FUNDS — 38.1%
Penn Series High Yield Bond Fund*	731,112	9,767,656
Penn Series Limited Maturity Bond Fund*	4,006,999	48,845,321
Penn Series Quality Bond Fund*	4,471,785	64,930,325

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $115,049,412)		123,543,302

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.2%
Penn Series Developed International Index Fund*	1,185,682	16,587,692
Penn Series Emerging Markets Equity Fund*	1,352,350	16,390,488
Penn Series International Equity Fund*	766,749	22,688,102

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $41,421,259)		55,666,282

TOTAL INVESTMENTS — 100.1% (Cost $247,316,353)		$324,638,979

Other Assets & Liabilities — (0.1)%		(473,502)

TOTAL NET ASSETS — 100.0%		$324,165,477

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$145,429,395	$145,429,395	$—	$—
AFFILIATED FIXED INCOME FUNDS	123,543,302	123,543,302	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	55,666,282	55,666,282	—	—

TOTAL INVESTMENTS	$324,638,979	$324,638,979	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.9%
Penn Series Flexibly Managed Fund*	138,310	$7,763,351
Penn Series Index 500 Fund*	81,000	1,952,916
Penn Series Large Cap Growth Fund*	96,599	1,961,930
Penn Series Large Cap Value Fund*	130,155	3,891,644
Penn Series Large Core Value Fund*	288,646	5,810,434
Penn Series Mid Cap Value Fund*	69,439	1,933,185
Penn Series Mid Core Value Fund*	77,730	1,912,930
Penn Series Real Estate Securities Fund*	87,038	1,921,808
Penn Series Small Cap Index Fund*	37,791	959,147
Penn Series Small Cap Value Fund*	49,386	1,924,590
Penn Series SMID Cap Value Fund*	66,588	1,931,056

TOTAL AFFILIATED EQUITY FUNDS (Cost $21,762,261)		31,962,991

AFFILIATED FIXED INCOME FUNDS — 57.0%
Penn Series High Yield Bond Fund*	218,861	2,923,980
Penn Series Limited Maturity Bond Fund*	1,999,184	24,370,053
Penn Series Quality Bond Fund*	1,941,009	28,183,453

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $51,370,616)		55,477,486

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.1%
Penn Series Developed International Index Fund*	212,981	2,979,605
Penn Series Emerging Markets Equity Fund*	161,931	1,962,603
Penn Series International Equity Fund*	163,946	4,851,174

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,639,417)		9,793,382

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $548,106)	548,106	548,106

TOTAL INVESTMENTS — 100.6% (Cost $81,320,400)		$97,781,965

Other Assets & Liabilities — (0.6)%		(550,930)

TOTAL NET ASSETS — 100.0%		$97,231,035

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$31,962,991	$31,962,991	$—	$—
AFFILIATED FIXED INCOME FUNDS	55,477,486	55,477,486	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,793,382	9,793,382	—	—
SHORT-TERM INVESTMENTS	548,106	548,106	—	—

TOTAL INVESTMENTS	$97,781,965	$97,781,965	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2018 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.6%
Penn Series Flexibly Managed Fund*	82,736	$4,643,951
Penn Series Index 500 Fund*	24,226	584,084
Penn Series Large Cap Value Fund*	38,926	1,163,898
Penn Series Large Core Value Fund*	115,105	2,317,064
Penn Series Mid Cap Value Fund*	20,769	578,196
Penn Series Mid Core Value Fund*	46,497	1,144,288
Penn Series Real Estate Securities Fund*	26,035	574,852
Penn Series SMID Cap Value Fund*	19,916	577,562

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,136,825)		11,583,895

AFFILIATED FIXED INCOME FUNDS — 76.1%
Penn Series High Yield Bond Fund*	130,918	1,749,069
Penn Series Limited Maturity Bond Fund*	1,674,219	20,408,732
Penn Series Quality Bond Fund*	1,561,480	22,672,683

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,258,510)		44,830,484

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.0%
Penn Series Developed International Index Fund*	84,923	1,188,074
Penn Series International Equity Fund*	19,614	580,383

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,528,079)		1,768,457

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $804,257)	804,257	804,257

TOTAL INVESTMENTS — 100.1% (Cost $53,727,671)		$58,987,093

Other Assets & Liabilities — (0.1)%		(59,382)

TOTAL NET ASSETS — 100.0%		$58,927,711

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$11,583,895	$11,583,895	$—	$—
AFFILIATED FIXED INCOME FUNDS	44,830,484	44,830,484	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,768,457	1,768,457	—	—
SHORT-TERM INVESTMENTS	804,257	804,257	—	—

TOTAL INVESTMENTS	$58,987,093	$58,987,093	$—	$—

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Significant Level 3 items at September 30, 2018 consist of $5,248,776 of equities in the Large Growth Stock Fund, which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date November 19, 2018

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date November 19, 2018

*	Print the name and title of each signing officer under his or her signature.